UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.5%
	Automobiles & Components - 1.0%
145,175	Tesla, Inc.*	$46,959,757

	Banks - 5.1%
1,782,469	Bank of America Corp.	42,993,152
569,344	Bank of the Ozarks, Inc.	24,567,194
1,007,281	Citigroup, Inc.	68,948,385
332,508	PNC Financial Services Group, Inc.	42,827,030
1,005,565	Wells Fargo & Co.	54,240,176

		233,575,937

	Capital Goods - 5.8%
532,050	AMETEK, Inc.	32,763,639
427,049	Deere & Co.	54,781,846
808,283	Fastenal Co.	34,723,838
333,074	IDEX Corp.	38,816,444
400,588	Middleby Corp.*	52,348,840
293,656	Rockwell Automation, Inc.	48,462,049

		261,896,656

	Commercial & Professional Services - 1.2%
63,425	Klarna Holding AB*(1)(2)(3)	7,564,054
1,032,513	TransUnion*	47,320,071

		54,884,125

	Consumer Services - 2.1%
888,406	Hilton Worldwide Holdings, Inc.	55,552,027
1,978,062	Melco Resorts & Entertainment Ltd. ADR	39,956,852

		95,508,879

	Diversified Financials - 5.6%
711,339	American Express Co.	60,627,423
2,228,819	Deutsche Bank AG	39,762,131
1,928,514	Double Eagle Acquisition Corp.*	20,210,827
1,547,699	Ocelot Partners Ltd.*(1)	15,090,065
1,564,436	TD Ameritrade Holding Corp.	71,541,658
1,170,664	Voya Financial, Inc.	45,936,855

		253,168,959

	Energy - 0.6%
930,593	Newfield Exploration Co.*	26,735,937

	Food, Beverage & Tobacco - 2.0%
1,685,528	Monster Beverage Corp.*	88,911,602

	Health Care Equipment & Services - 10.0%
937,085	Abbott Laboratories	46,085,840
219,126	Align Technology, Inc.*	36,644,441
833,492	Baxter International, Inc.	50,409,596
660,473	DexCom, Inc.*	43,994,107
490,028	Edwards Lifesciences Corp.*	56,441,425
1,629,901	Hologic, Inc.*	72,057,923
66,176	Intuitive Surgical, Inc.*	62,090,294
243,007	UnitedHealth Group, Inc.	46,611,173
575,120	Veeva Systems, Inc. Class A*	36,669,651

		451,004,450

	Materials - 2.9%
754,600	International Paper Co.	41,487,908
404,736	Packaging Corp. of America	44,310,497
3,433,556	Platform Specialty Products Corp.*	48,104,120

		133,902,525

	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
1,528,152	Bristol-Myers Squibb Co.	86,951,849
433,692	Celgene Corp.*	58,726,234
402,126	Ionis Pharmaceuticals, Inc.*	21,071,402
79,889	TESARO, Inc.*	10,198,630

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

205,648	Vertex Pharmaceuticals, Inc.*	$31,221,479

		208,169,594

	Real Estate - 0.1%
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	4,214,277

	Retailing - 6.6%
116,585	Honest Co.*(1)(2)(3)	3,471,901
123,196	JAND, Inc. Class A*(1)(2)(3)	975,712
384,749	Netflix, Inc.*	69,893,504
50,684	Priceline Group, Inc.*	102,812,494
171,581	Tory Burch LLC*(1)(2)(3)	7,595,890
210,158	Ulta Salon Cosmetics & Fragrance, Inc.*	52,793,791
783,920	Wayfair, Inc. Class A*	59,852,292

		297,395,584

	Semiconductors & Semiconductor Equipment - 6.0%
6,019,110	Advanced Micro Devices, Inc.*	81,920,087
717,134	Cavium, Inc.*	44,419,280
813,848	Microchip Technology, Inc.	65,140,394
483,978	NVIDIA Corp.	78,651,265

		270,131,026

	Software & Services - 31.9%
486,691	Adobe Systems, Inc.*	71,295,365
487,657	Alibaba Group Holding Ltd. ADR*	75,562,452
131,700	Alphabet, Inc. Class C*	122,546,850
1,182,390	Atlassian Corp. plc Class A*	42,353,210
481,964	Autodesk, Inc.*	53,396,792
1,526,069	Birst, Inc. Escrow*(1)(2)(3)	289,953
1,526,069	Birst, Inc. Escrow*(1)(2)(3)	1
938,848	Cadence Design Systems, Inc.*	34,643,491
358,528	CoStar Group, Inc.*	98,792,390
1,453,956	Facebook, Inc. Class A*	246,082,053
730,022	Global Payments, Inc.	68,892,176
1,330,797	GoDaddy, Inc. Class A*	57,197,655
1,478,436	PayPal Holdings, Inc.*	86,562,428
805,141	Salesforce.com, Inc.*	73,106,803
864,666	ServiceNow, Inc.*	95,502,360
1,189,895	SS&C Technologies Holdings, Inc.	46,120,330
618,495	Trade Desk, Inc. Class A*	32,971,968
231,352	Ultimate Software Group, Inc.*	52,218,460
566,228	Veracode, Inc.*(1)(2)(3)	2,276,237
1,004,188	Workday, Inc. Class A*	102,537,637
1,787,859	Zillow Group, Inc. Class C*	80,739,712

		1,443,088,323

	Technology Hardware & Equipment - 3.1%
510,230	Arista Networks, Inc.*	76,172,237
184,100	Universal Display Corp.	22,202,460
417,193	Zebra Technologies Corp. Class A*	42,436,872

		140,811,569

	Transportation - 2.9%
1,200,831	CSX Corp.	59,249,002
416,291	J.B. Hunt Transport Services, Inc.	37,761,757
1,307,831	Swift Transportation Co.*	33,349,690

		130,360,449

	Total Common Stocks (cost $3,456,185,009)	$4,140,719,649

Preferred Stocks - 6.4%
	Capital Goods - 0.4%
4,106,956	Lithium Technology Corp. *(1)(2)(3)	$18,358,093

	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C *(1)(2)(3)	12,530,206

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc. *(1)(2)(3)	$189,755

	Consumer Services - 0.2%
2,428,921	DraftKings, Inc. *(1)(2)(3)	4,420,636
1,806,593	DraftKings, Inc. Series E *(1)(2)(3)	3,125,406

		7,546,042

	Real Estate - 1.2%
812,335	Redfin Corp. Series G *(1)(2)(3)	17,674,149
404,267	WeWork Companies, Inc. Class D-1 *(1)(2)(3)	20,945,073
317,638	WeWork Companies, Inc. Class D-2 *(1)(2)(3)	16,456,825

		55,076,047

	Retailing - 0.5%
4,434,460	Coupang LLC *(1)(2)(3)	22,083,611
275,096	JAND, Inc. Series D *(1)(2)(3)	2,616,163

		24,699,774

	Software & Services - 3.8%
387,642	Cloudera, Inc. *(1)(2)(3)	6,367,343
5,668,755	Essence Group Holdings Corp. *(1)(2)(3)	11,620,948
879,475	ForeScout Technologies, Inc. *(1)(2)(3)	9,559,893
169,309	General Assembly Space, Inc. *(1)(2)(3)	8,299,679
743,470	Lookout, Inc. Series F *(1)(2)(3)	5,932,891
1,078,374	MarkLogic Corp. Series F *(1)(2)(3)	10,665,119
1,410,890	Pinterest, Inc. Series G *(1)(2)(3)	10,128,909
2,311,920	Uber Technologies, Inc. *(1)(2)(3)	95,852,203
3,194,823	Zuora, Inc. Series F *(1)(2)(3)	14,568,393

		172,995,378

	Total Preferred Stocks (cost $199,437,183)	$291,395,295

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C *(1)(2)(3)	$8,242,570

	Total Convertible Preferred Stocks (cost $7,360,452)	$8,242,570

Warrants - 0.0%
	Diversified Financials - 0.0%
1,547,699	Ocelot Partners Ltd. Expires 4/1/20*	$773,850

	Total Warrants (cost $15,477)	$773,850

	Total Long-Term Investments (cost $3,662,998,121)	$4,441,131,364

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
32,137,414	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$32,137,414

	Total Short-Term Investments (cost $32,137,414)	$32,137,414

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $3,695,135,535)^	98.8%	$4,473,268,778
Other Assets and Liabilities	1.2%	54,762,678

Total Net Assets	100.0%	$4,528,031,456

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$842,943,347
Unrealized Depreciation	(64,810,104)

Net Unrealized Appreciation	$778,133,243

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $341,115,955, which represents 7.5% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2015	1,526,069	Birst, Inc. Escrow	$—
03/2015	1,526,069	Birst, Inc. Escrow	—
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
11/2014	4,434,460	Coupang LLC Preferred	13,805,011
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
12/2015	1,806,593	DraftKings, Inc. Series E Preferred	2,665,674
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,679
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,452
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,488
08/2015	4,106,956	Lithium Technology Corp. Preferred	20,017,303
03/2016	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
01/2014	923,832	One Kings Lane, Inc. Preferred	13,471,686
03/2015	1,410,890	Pinterest, Inc. Series G Preferred	10,128,909
12/2014	812,335	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Global Holdings LLC Series C Preferred	9,392,114
11/2013	171,581	Tory Burch LLC	13,447,917
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
04/2017	566,228	Veracode, Inc.	—
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$233,125,880

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

At July 31, 2017, the aggregate value of these securities was $326,025,890, which represents 7.2% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $326,025,890, which represents 7.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$46,959,757	$46,959,757	$—	$—
Banks	233,575,937	233,575,937	—	—
Capital Goods	261,896,656	261,896,656	—	—
Commercial & Professional Services	54,884,125	47,320,071	—	7,564,054
Consumer Services	95,508,879	95,508,879	—	—
Diversified Financials	253,168,959	253,168,959	—	—
Energy	26,735,937	26,735,937	—	—
Food, Beverage & Tobacco	88,911,602	88,911,602	—	—
Health Care Equipment & Services	451,004,450	451,004,450	—	—
Materials	133,902,525	133,902,525	—	—
Pharmaceuticals, Biotechnology & Life Sciences	208,169,594	208,169,594	—	—
Real Estate	4,214,277	—	—	4,214,277
Retailing	297,395,584	285,352,081	—	12,043,503
Semiconductors & Semiconductor Equipment	270,131,026	270,131,026	—	—
Software & Services	1,443,088,323	1,440,522,132	—	2,566,191
Technology Hardware & Equipment	140,811,569	140,811,569	—	—
Transportation	130,360,449	130,360,449	—	—
Preferred Stocks	291,395,295	—	—	291,395,295
Convertible Preferred Stocks	8,242,570	—	—	8,242,570
Warrants	773,850	773,850	—	—
Short-Term Investments	32,137,414	32,137,414	—	—

Total	$4,473,268,778	$4,147,242,888	$—	$326,025,890

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2017:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Corporate Bonds	Total
Beginning balance	$36,637,334	$10,203,920	$347,869,870	$ 2,665,674	$397,376,798
Conversions*	-	-	2,665,674	(2,665,674)	-
Purchases	-	-	-	-	-
Sales	(10,905,858)		(38,023,070)	-	(48,928,928)
Accrued discounts/(premiums)				-	-
Total realized gain/(loss)	(8,408,066)		4,281,684	-	(4,126,382)
Net change in unrealized appreciation/depreciation	9,064,615	(1,961,350)	(11,687,045)	-	(4,583,780)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	(13,711,818)	-	(13,711,818)
Ending balance	$26,388,025	$ 8,242,570	$291,395,295	$ -	$326,025,890

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2017 was $9,889,462.

*  Private Equity security that was a convertible note is now trading as a preferred stock.

The Hartford Municipal Real Return Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 96.6%
	Alabama - 1.0%
	Alabama Federal Aid Highway Finance Auth
$ 270,000	5.00%09/01/2034	$324,467
	Jefferson County, AL, Sewer Rev
1,500,000	5.00%10/01/2018	1,552,935

		1,877,402

	Alaska - 0.8%
	Alaska Municipal Bond Bank Auth Rev
375,000	5.75%09/01/2033	394,159
	CIVICVentures, AK
1,000,000	5.00%09/01/2026	1,171,440

		1,565,599

	Arizona - 0.7%
	Arizona State Health Facs Auth Hospital System Rev
1,000,000	5.00%02/01/2020	1,081,180
	Sundance, AZ, Community Facs Dist
166,000	7.13%07/01/2027(1)	166,046

		1,247,226

	California - 12.7%
	California State Communities DA Rev
1,000,000	5.00%10/01/2022	1,075,600
	California State Dept Water Resources Supply Rev
500,000	5.00%05/01/2022	515,395
	California State Health Facs
250,000	5.00%, 02/01/2029	294,890
1,000,000	6.00%, 07/01/2029	1,094,600
	California State Public Works Board, State University Trustees
170,000	6.13%04/01/2029	184,729
	California State, GO
1,000,000	5.00%08/01/2029	1,214,620
	City of Los Angeles, CA, Department of Airports
220,000	5.00%05/15/2030	259,888
	Corona-Norco California University
1,530,000	4.00%09/01/2019	1,605,689
	El Dorado, CA, Irrigation Dist
300,000	5.38%08/01/2024	326,166
	Elk Grove, CA, Finance Auth
315,000	5.00%09/01/2031	366,764
	Foothill-Eastern, CA, Transportation Corridor Agency
435,000	5.00%01/15/2053(2)	436,244
	Hemet, CA, USD Finance Auth Special Tax
1,000,000	5.00%09/01/2031	1,108,180
	Huntington Park, CA, Public Finance Auth Rev
400,000	5.25%09/01/2019	401,276
	Inglewood, CA, Redevelopment Agency
200,000	5.00%, 05/01/2028	240,694
200,000	5.00%, 05/01/2029	238,228
	Los Angeles County, CA, Metropolitan Transportation Auth
810,000	4.00%06/01/2034	878,275
	Los Angeles, CA, Regional Airports Improvement Corp.
1,100,000	5.00%01/01/2020	1,194,094
	Oakland, CA, Airport Rev
1,000,000	5.00%05/01/2026	1,126,570
	San Bernardino, CA, Community College Dist GO
500,000	6.38%08/01/2026	527,245
	San Buenaventura, CA, Rev
500,000	5.25%12/01/2017	504,585
	San Diego, CA, Redev Agency, Centre City Sub Pkg
60,000	5.25%09/01/2026	60,181
	San Francisco City & County, CA, Redevelopment Agency
1,120,000	6.50%08/01/2032	1,232,190

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	San Joaquin Hills, CA, Transportation Auth
$ 290,000	5.00%01/15/2029	$333,471
	San Jose, CA, Redevelopment Agency
1,000,000	6.50%08/01/2019	1,052,540
	Santa Cruz County, CA, Redevelopment Agency
665,000	6.63%09/01/2029	741,721
	Santa Margarita, CA, Water Dist Special Tax
500,000	5.00%, 09/01/2024	559,295
500,000	5.00%, 09/01/2025	557,230
970,000	5.00%, 09/01/2028	1,073,305
	Southern California Public Power Auth
500,000	5.00%07/01/2023	528,306
	Temecula, CA, Redevelopment Agency Tax Allocation
215,000	5.63%12/15/2038	216,223
	Tuolumne, CA, Wind Proj Auth Rev
1,000,000	5.88%01/01/2029	1,069,740
	Ventura County, CA, Certificates of Participation
1,250,000	5.63%08/15/2027	1,367,400
	Washington Township, CA, Health Care Dist Rev
1,000,000	6.00%07/01/2029	1,063,350

		23,448,684

	Colorado - 1.1%
	Denver, CO, Convention Center Hotel Auth
750,000	5.00%12/01/2027	890,693
	E-470 Public Highway, CO, Auth Rev
420,000	1.88%09/01/2039(2)	424,452
	University of Colorado Enterprise Rev
600,000	5.75%06/01/2028	651,708

		1,966,853

	Connecticut - 2.6%
	City of Bridgeport, CT, GO
1,500,000	5.00%08/15/2025	1,790,655
	City of Hartford, CT, GO
950,000	5.00%07/01/2027	1,036,725
	City of New Haven, CT, GO
1,000,000	5.00%11/01/2017	1,009,050
	Connecticut State, GO
750,000	5.00%05/15/2025	876,068

		4,712,498

	District of Columbia - 2.4%
	District of Columbia University Rev
3,000,000	5.25%04/01/2034(2)	3,149,640
	Metropolitan Washington, DC, Airport Auth System Rev
1,035,000	5.00%10/01/2022	1,210,878

		4,360,518

	Florida - 6.0%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	156,588
265,000	5.00%, 10/01/2020	294,656
285,000	5.00%, 10/01/2021	324,963
	City of Port State Lucie, FL
590,000	4.00%, 07/01/2028	632,008
585,000	4.00%, 07/01/2029	621,492
	Collier County, FL, IDA
500,000	7.00%05/15/2024(1)	562,690
	Greater Orlando, FL, Aviation Auth
1,000,000	5.00%10/01/2024	1,132,870
	Jacksonville, FL, Econ Development Commission
2,000,000	6.25%09/01/2027(1)	2,005,160
	Manatee County, FL, School Dist
1,000,000	5.00%10/01/2030	1,180,420
	Miami Beach, FL, Health Facs Auth
190,000	5.00%11/15/2020	207,832

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Miami-Dade County, FL, Aviation Rev
$ 530,000	5.00%10/01/2027	$620,535
	Miami-Dade County, FL, Expressway Auth
625,000	5.00%07/01/2024	752,612
	Miami-Dade County, FL, School Board
1,000,000	5.00%08/01/2027	1,202,940
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.80%06/01/2025	1,203,460
	River Bend Community Development Dist, FL, Capital Improvement Rev
360,000	7.13%11/01/2015(3)	4
	Village, FL, Community Development Dist No. 11
130,000	3.25%05/01/2019	132,727

		11,030,957

	Georgia - 2.6%
	Atlanta, GA, Airport Passenger Facs Charge Rev
2,000,000	5.00%01/01/2023	2,181,060
	Burke County, GA, DA Rev
520,000	1.85%12/01/2049(2)	520,005
	Monroe County, GA, DA Rev
725,000	2.40%01/01/2039(2)	727,226
	Municipal Electric Auth Georgia, GA
1,170,000	5.00%01/01/2022	1,332,326

		4,760,617

	Hawaii - 0.6%
	Hawaii State Dept of Transportation
1,000,000	5.00%08/01/2022	1,159,450

	Illinois - 17.8%
	Chicago, IL, Board of Education
635,000	6.00%01/01/2020	660,978
	Chicago, IL, Board of Education, Special Tax
150,000	6.00%04/01/2046	162,207
	Chicago, IL, Midway International Airport
1,000,000	5.00%01/01/2036	1,138,110
	Chicago, IL, O’Hare International Airport Rev
825,000	5.00%, 01/01/2023	936,829
1,500,000	5.00%, 01/01/2026	1,709,835
	Chicago, IL, Park Dist, GO
2,670,000	5.00%01/01/2025	3,025,884
	Chicago, IL, Transit Auth
415,000	5.00%, 06/01/2025(4)	489,310
100,000	5.25%, 06/01/2022	103,578
	City of Chicago, IL, GO
785,000	4.00%, 01/01/2018	787,802
1,000,000	5.00%, 01/01/2020	1,029,230
300,000	5.00%, 12/01/2023	307,644
	City of Chicago, IL, Wastewater Transmission Rev
285,000	5.00%, 01/01/2028	320,802
715,000	5.00%, 01/01/2029	799,799
	City of Chicago, IL, Waterworks Rev
1,205,000	5.00%11/01/2029	1,303,448
	Cook County, IL, Community High School Dist No. 212 Leyden
310,000	5.00%12/01/2027	356,215
	Cook County, IL, GO
885,000	5.00%11/15/2027	1,004,413
	Huntley, IL, Special Service No. 9
1,498,000	5.10%03/01/2028	1,502,194
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,184,520
1,000,000	5.00%, 02/15/2027	1,136,320
335,000	5.00%, 11/15/2028	386,459
1,000,000	5.00%, 11/15/2031	1,126,770
1,000,000	5.00%, 11/15/2033	1,117,260
625,000	5.00%, 11/15/2034	697,113

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Illinois State Toll Highway Auth, Taxable Rev
$ 1,000,000	5.00%, 01/01/2027	$1,150,350
1,000,000	5.00%, 01/01/2031	1,168,980
	Illinois State, GO
1,000,000	5.00%, 01/01/2022	1,045,450
1,000,000	5.00%, 02/01/2026	1,079,830
2,000,000	5.25%, 01/01/2021	2,148,860
	Kane Cook & DuPage Counties, IL, GO
1,400,000	5.00%01/01/2031	1,566,502
	Kane McHenry Cook & DeKalb Counties, IL, USD GO
625,000	5.00%01/01/2027	727,338
	Met Pier & Exposition Auth, IL, Rev
1,000,000	5.00%12/15/2035	1,033,780
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.50%06/01/2023	1,139,420
	Springfield, IL, Water Rev
500,000	5.25%03/01/2026	511,355

		32,858,585

	Indiana - 0.6%
	University of Southern Indiana
820,000	5.00%, 10/01/2022	889,757
250,000	5.00%, 10/01/2023	271,268

		1,161,025

	Kentucky - 0.7%
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
1,085,000	5.00%12/01/2023	1,213,887

	Louisiana - 1.6%
	City of Shreveport, LA, Water & Sewer Rev
600,000	5.00%12/01/2036	701,226
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
1,155,000	6.00%11/15/2030	1,214,852
	Louisiana State, Tobacco Settlement Financing Corp.
95,000	5.00%05/15/2026	95,121
	New Orleans, LA, Aviation Board
190,000	5.00%, 01/01/2026(4)	222,703
125,000	5.00%, 01/01/2027(4)	147,029
500,000	5.00%, 01/01/2034	564,930

		2,945,861

	Massachusetts - 0.1%
	Massachusetts School Building Auth
200,000	5.00%11/15/2030	242,110

	Michigan - 2.2%
	Great Lakes, MI, Water Auth Water Supply System Rev
1,000,000	5.00%07/01/2029	1,163,840
	Michigan Finance Auth
600,000	5.00%, 07/01/2018	619,590
335,000	5.00%, 07/01/2027	379,093
335,000	5.00%, 07/01/2028	376,842
350,000	5.00%, 07/01/2029	396,658
	Michigan State Building Auth
265,000	5.00%04/15/2027	323,769
	State of Michigan
370,000	5.00%03/15/2027	459,344
	Wayne County, MI, Airport Auth Rev
275,000	5.00%12/01/2030	320,317

		4,039,453

	Minnesota - 0.1%
	Duluth, MN, ISD, No. 709
240,000	4.00%02/01/2027	267,398

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Missouri - 1.3%
	City of State Louis, MO, Airport Rev
$ 1,000,000	5.00%07/01/2032	$1,191,140
	Kirkwood, MO, IDA Retirement Community
500,000	5.25%, 05/15/2042	525,335
500,000	5.25%, 05/15/2050	522,130
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%04/01/2027(3)(5)	250,000

		2,488,605

	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
385,000	5.00%06/01/2028	404,262

	New Jersey - 1.5%
	City of Atlantic, NJ, GO
175,000	5.00%03/01/2022	195,255
	New Jersey State Econ DA
480,000	4.88%, 09/15/2019	494,035
1,000,000	5.00%, 09/01/2021	1,062,460
	New Jersey Transportation Trust Fund Auth
1,060,000	5.00%06/15/2021	1,094,609

		2,846,359

	New York - 8.8%
	City of New York, NY, GO
1,000,000	6.25%10/15/2028	1,063,825
	Metropolitan Transportation Auth, NY, Rev
1,000,000	5.25%11/15/2023	1,131,370
	New York City, NY, Housing Development Corp.
395,000	4.50%02/15/2048	413,565
	New York Mortgage Agency Rev
405,000	3.50%10/01/2034	422,362
	New York State Dormitory Auth Rev
1,500,000	5.00%, 03/15/2030	1,806,885
4,500,000	5.00%, 03/15/2031	5,397,710
2,000,000	5.38%, 03/01/2029	2,138,900
	New York State Liberty Development Corp. Rev
765,000	5.15%11/15/2034(1)	844,461
	New York Transportation Development Corp. Rev
520,000	5.00%08/01/2018	535,595
	Newburgh, NY, GO
645,000	5.00%06/15/2018	665,892
	Syracuse, NY, IDA
75,000	5.00%01/01/2029	85,836
	Town of Oyster Bay, NY, GO
50,000	2.50%, 03/15/2018	49,829
175,000	3.00%, 08/15/2017	174,974
	Town of Oyster Bay, NY, GO,
265,000	3.00%, 03/01/2021	274,288
155,000	4.00%, 11/01/2022	164,336
	TSASC, Inc., NY
445,000	5.00%06/01/2026	525,282
	Ulster County, NY, Capital Resource Corp. Rev
575,000	0.00%09/15/2044(1)(6)	527,568

		16,222,678

	North Carolina - 0.2%
	North Carolina Medical Care Commission Rev
275,000	5.00%10/01/2027	339,683

	Ohio - 2.5%
	City of Cleveland, OH, Airport System Rev
355,000	5.00%, 01/01/2022	408,821
325,000	5.00%, 01/01/2023	382,054
	County of Hamilton, OH, Sales Tax Rev
85,000	5.00%12/01/2027	106,165

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Cuyahoga, OH, Community College Dist
$ 1,200,000	5.00%08/01/2027	$1,318,272
	Dayton, OH, City School Dist GO
2,000,000	5.00%11/01/2027	2,455,440

		4,670,752

	Oklahoma - 1.3%
	Norman, OK, Regional Hospital Auth Rev
2,310,000	5.25%09/01/2019	2,317,900

	Oregon - 1.0%
	Clackamas County, OR, School Dist No. 12, GO
2,300,000	0.00%06/15/2040(6)	874,828
	Washington County, OR, School Dist No. 48, GO
800,000	0.00%06/15/2035(6)	907,024

		1,781,852

	Other U.S. Territories - 0.2%
	Puerto Rico Highway & Transportation Auth
380,000	4.95%07/01/2026	395,113

	Pennsylvania - 5.9%
	Commonwealth Finance Auth, PA
1,000,000	5.00%06/01/2026	1,181,380
	Delaware River, PA, Joint Toll Bridge Commission
250,000	5.00%07/01/2031	298,025
	Harrisburg, PA, School Dist GO
605,000	5.00%11/15/2026(4)	726,914
	Lancaster County, PA, Hospital Auth
140,000	5.00%, 07/01/2024	155,785
115,000	5.00%, 07/01/2025	127,245
	Montgomery County, PA, Higher Education and Health
1,000,000	5.00%10/01/2023	1,153,000
	Pennsylvania State Turnpike Commission Rev
200,000	5.00%, 12/01/2027	238,682
665,000	6.00%, 06/01/2028	692,897
	Pennsylvania State, GO
750,000	5.00%08/15/2023	890,400
	Philadelphia, PA, GO
1,000,000	5.25%08/01/2019	1,078,550
	Philadelphia, PA, School Dist GO
365,000	5.00%, 09/01/2023	413,289
200,000	5.25%, 09/01/2023	217,990
	Pittsburgh, PA, School Dist GO
1,570,000	5.00%, 09/01/2021	1,785,891
750,000	5.00%, 09/01/2023	850,582
	Reading, PA, School Dist GO
150,000	5.00%03/01/2038(4)	170,787
	Susquehanna Area, PA, Regional Airport Auth
1,000,000	5.00%01/01/2018	1,015,020

		10,996,437

	Rhode Island - 2.3%
	Cranston, RI, GO
1,410,000	5.00%07/01/2018	1,460,351
	Rhode Island Health & Educational Bldg Corp.
1,215,000	5.00%, 05/15/2018	1,247,574
800,000	5.00%, 05/15/2027	941,248
530,000	5.00%, 05/15/2028	623,699

		4,272,872

	South Carolina - 0.9%
	South Carolina St Jobs-Econ DA Rev
1,000,000	5.25%08/01/2024	1,139,070
	South Carolina State Public Service Auth
500,000	5.00%12/01/2034	552,505

		1,691,575

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	South Dakota - 0.3%
	South Dakota State Health & Educational Facs Auth
$ 415,000	5.00%11/01/2029	$477,997

	Texas - 10.5%
	City of Austin, TX, Airport System Rev
595,000	5.00%11/15/2026	717,534
	City of San Antonio, TX, Electric & Gas Systems Rev
2,250,000	5.00%02/01/2032	2,684,587
	Clifton, TX, Higher Education Finance Corp.
1,050,000	4.00%08/15/2030	1,146,442
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,000,000	5.00%12/01/2030	1,204,380
	Dallas-Fort Worth, TX, International Airport Rev
750,000	5.00%11/01/2023	836,348
	Grapevine-Colleyville, TX, ISD GO
1,500,000	5.00%08/15/2027	1,826,205
	Harris County - Houston, TX
250,000	5.00%11/15/2032	280,745
	Houston, TX, Utility System Rev
2,000,000	6.00%11/15/2036	2,175,461
	La Joya, TX, ISD GO
1,580,000	5.00%02/15/2025	1,878,525
	New Hope, TX, Cultural Education Facs Finance Corp.
1,000,000	5.00%11/01/2031	1,071,790
	North Texas Tollway Auth Rev
1,000,000	5.00%, 01/01/2030	1,147,860
370,000	6.00%, 01/01/2025	377,644
	San Antonio, TX, Water Rev
325,000	5.00%05/15/2031	387,293
	Tarrant County, TX, Cultural Education Facs
405,000	3.88%, 11/15/2020	405,324
575,000	5.00%, 10/01/2034	616,389
1,000,000	6.25%, 11/15/2029	1,067,218
	Texas State Municipal Gas Acquisition & Supply Corp.
1,000,000	5.25%12/15/2017	1,015,460
	Texas State Transportation Commission Turnpike System
550,000	5.00%08/15/2032	619,647

		19,458,852

	Vermont - 0.3%
	Vermont State Econ DA Waste
600,000	4.75%04/01/2036(1)(2)	599,844

	Virginia - 0.3%
	Virginia State Resources Auth Infrastructure
500,000	5.00%11/01/2024	524,826

	Washington - 3.1%
	FYI Properties, WA, Lease Rev
2,285,000	5.50%06/01/2034	2,460,762
	Washington State Health Care Facs Auth Rev
590,000	5.00%, 01/01/2026	702,259
1,820,000	5.00%, 03/01/2029	2,091,635
	Washington State Housing Finance Commission Rev
550,000	6.50%07/01/2030(1)	546,640

		5,801,296

	Wisconsin - 2.4%
	Milwaukee County, WI, Airport Rev
1,705,000	5.00%12/01/2024	1,965,916
	Public Finance Auth, WI
235,000	3.50%11/15/2023(1)	237,141
	Wisconsin State
125,000	5.75%, 05/01/2033	135,299
865,000	6.00%, 05/01/2036	940,065

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Wisconsin State Health & Educational Facs Auth Rev
$ 1,000,000	5.00%11/15/2027		$1,170,570

			4,448,991

	Total Municipal Bonds (cost $173,259,793)		$178,598,017

	Total Long-Term Investments (cost $173,259,793)		$178,598,017

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.0%
5,585,252	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$5,585,252

	U.S. Treasury Bills - 0.3%
	U.S. Treasury Bills
535,000	1.03%10/12/2017(6)		533,839

	Total Short-Term Investments (cost $6,119,156)		$6,119,091

	Total Investments (cost $179,378,949)^	99.9%	$184,717,108
	Other Assets and Liabilities	0.1%	132,265

	Total Net Assets	100.0%	$184,849,373

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,885,553
Unrealized Depreciation	(1,547,394)

Net Unrealized Appreciation	$5,338,159

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $5,489,550, which represented 3.0% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,741,096 at July 31, 2017.
(5)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000,000	Stone Canyon, MO, Community Improvement Dist Rev	$990,337

At July 31, 2017, the aggregate value of these securities was $250,000, which represents 0.1% of total net assets.

(6)	Security is a zero-coupon bond.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	$—	$—	$38,638	$38,638
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	45,133	45,133

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	$—	$—	$40,312	$40,312
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	123,228	123,228
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	169,155	169,155
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	—	—	(115,215)	(115,215)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(117,354)	(117,354)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	—	—	361,297	361,297
BNP	1.69% Fixed	CPURNSA	USD	4,850,000	01/15/23	—	—	100,156	100,156
BOA	1.62% Fixed	CPURNSA	USD	8,639,000	07/15/21	—	—	129,710	129,710
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	—	—	(92,812)	(92,812)
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	(13,299)	(13,299)
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	—	—	(62,530)	(62,530)
CBK	2.33% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(29,747)	(29,747)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(81,793)	(81,793)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	67,238	67,238
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	46,106	46,106
DEUT	1.53% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	42,810	42,810
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	38,659	38,659
DEUT	1.68% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	46,287	46,287
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	34,481	34,481
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	—	—	269,878	269,878
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	73,811	73,811
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(554,689)	(554,689)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(129,088)	(129,088)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	38,912	38,912

Total						$—	$—	$469,284	$469,284

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	United School District

The Hartford Municipal Real Return Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$178,598,017	$—	$178,598,017	$—
Short-Term Investments	6,119,091	5,585,252	533,839	—
Swaps - Interest Rate(2)	1,665,811	—	1,665,811	—

Total	$186,382,919	$5,585,252	$180,797,667	$—

Liabilities
Swaps - Interest Rate(2)	$(1,196,527)	$—	$(1,196,527)	$—

Total	$(1,196,527)	$—	$(1,196,527)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Small Cap Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.6%
	Automobiles & Components - 1.9%
15,732	American Axle & Manufacturing Holdings, Inc.*	$231,890
125,064	Cooper Tire & Rubber Co.	4,571,089
9,317	Cooper-Standard Holdings, Inc.*	952,756
5,706	LCI Industries	609,116
193,588	Tenneco, Inc.	10,705,416
56,857	Visteon Corp.*	6,341,830

		23,412,097

	Banks - 3.9%
7,794	BofI Holding, Inc.*	217,219
48,601	Essent Group Ltd.*	1,867,251
99,642	FCB Financial Holdings, Inc. Class A*	4,698,120
133,050	First Hawaiian, Inc.	3,924,975
208,630	First Merchants Corp.	8,436,997
120,410	Great Western Bancorp, Inc.	4,697,194
87,198	IBERIABANK Corp.	7,049,958
2,648	LendingTree, Inc.*	584,149
475,208	MGIC Investment Corp.*	5,545,678
290,603	Sterling Bancorp	6,712,929
157,534	Umpqua Holdings Corp.	2,920,680
16,764	Walker & Dunlop, Inc.*	842,391

		47,497,541

	Capital Goods - 9.1%
179,625	AAON, Inc.	6,071,325
176,198	Altra Industrial Motion Corp.	7,849,621
92,582	American Woodmark Corp.*	9,086,923
10,604	Apogee Enterprises, Inc.	552,362
10,253	Applied Industrial Technologies, Inc.	579,294
16,312	Argan, Inc.	1,051,308
125,603	Armstrong World Industries, Inc.*	6,098,026
119,734	AZZ, Inc.	6,070,514
7,514	Barnes Group, Inc.	452,193
29,517	Caesarstone Ltd.*	1,036,047
72,010	Continental Building Products, Inc.*	1,584,220
5,684	EMCOR Group, Inc.	383,670
7,434	Encore Wire Corp.	331,556
9,243	EnerSys	667,992
67,030	Esterline Technologies Corp.*	6,468,395
193,429	Generac Holdings, Inc.*	6,957,641
25,974	Global Brass & Copper Holdings, Inc.	832,467
12,100	Greenbrier Cos., Inc.	544,500
85,276	Heico Corp. Class A	6,058,860
11,837	Hyster-Yale Materials Handling, Inc.	838,770
18,065	Insteel Industries, Inc.	475,471
160,721	ITT, Inc.	6,589,561
176,983	JELD-WEN Holding, Inc.*	5,778,495
46,578	MasTec, Inc.*	2,151,904
106,966	Meritor, Inc.*	1,848,372
243,255	Milacron Holdings Corp.*	4,373,725
248,619	Rexnord Corp.*	5,758,016
88,728	SiteOne Landscape Supply, Inc.*	4,658,220
65,067	Teledyne Technologies, Inc.*	8,871,235
35,711	Trex Co., Inc.*	2,685,824
3,208	Universal Forest Products, Inc.	268,991
44,993	Wabash National Corp.	858,466
181,331	Welbilt, Inc.*	3,534,141

		111,368,105

	Commercial & Professional Services - 4.9%
175,923	Advanced Disposal Services, Inc.*	4,253,818
93,025	Brink’s Co.	7,269,904
114,656	Deluxe Corp.	8,278,163
117,412	Exponent, Inc.	7,655,262

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

86,169	GP Strategies Corp.*	$2,468,742
66,529	Herman Miller, Inc.	2,240,364
6,768	HNI Corp.	255,492
103,933	Huron Consulting Group, Inc.*	3,689,622
5,514	MSA Safety, Inc.	442,002
146,114	On Assignment, Inc.*	7,196,115
58,001	Quad/Graphics, Inc.	1,302,702
82,173	RPX Corp.*	1,123,305
21,970	Steelcase, Inc. Class A	299,891
56,585	TriNet Group, Inc.*	1,980,475
36,924	TrueBlue, Inc.*	943,408
105,997	Viad Corp.	5,676,139
74,475	WageWorks, Inc.*	4,855,770

		59,931,174

	Consumer Durables & Apparel - 4.1%
98,962	Carter’s, Inc.	8,582,974
17,620	iRobot Corp.*	1,859,086
23,858	La-Z-Boy, Inc.	806,400
34,392	MDC Holdings, Inc.	1,179,302
97,181	Oxford Industries, Inc.	6,135,037
244,006	Steven Madden Ltd.*	10,004,246
19,945	Sturm Ruger & Co., Inc.	1,148,832
211,286	TopBuild Corp.*	11,151,675
324,664	Wolverine World Wide, Inc.	9,155,525

		50,023,077

	Consumer Services - 4.5%
10,964	Adtalem Global Education, Inc.	356,330
23,700	American Public Education, Inc.*	504,810
376,555	Bloomin’ Brands, Inc.	6,563,354
15,911	Brinker International, Inc.	564,363
5,880	Buffalo Wild Wings, Inc.*	632,100
21,391	Capella Education Co.	1,469,562
22,652	Cheesecake Factory, Inc.	1,077,782
7,224	Dave & Buster’s Entertainment, Inc.*	448,683
8,722	Domino’s Pizza, Inc.	1,626,653
149,722	Dunkin’ Brands Group, Inc.	7,939,758
22,897	Grand Canyon Education, Inc.*	1,684,532
433,238	La Quinta Holdings, Inc.*	6,459,578
80,837	Marriott Vacations Worldwide Corp.	9,445,803
64,777	Papa John’s International, Inc.	4,620,543
68,736	Scientific Games Corp. Class A*	2,546,669
34,522	Sotheby’s*	1,953,600
4,899	Strayer Education, Inc.	385,159
6,079	Texas Roadhouse, Inc.	287,537
216,474	Wingstop, Inc.*	6,496,385

		55,063,201

	Diversified Financials - 1.8%
134,093	Evercore Partners, Inc. Class A	10,546,415
144,440	Financial Engines, Inc.	5,553,718
35,885	Green Dot Corp. Class A*	1,444,012
25,920	Moelis & Co. Class A	1,060,128
103,031	OneMain Holdings, Inc.*	2,755,049

		21,359,322

	Energy - 1.1%
33,365	CVR Energy, Inc.	630,932
75,871	PDC Energy, Inc.*	3,578,076
266,187	ProPetro Holding Corp.*	3,460,431
20,231	Resolute Energy Corp.*	687,045
15,558	REX American Resources Corp.*	1,555,489
265,152	WildHorse Resource Development Corp.*	3,505,310

		13,417,283

	Food & Staples Retailing - 1.1%
56,106	Casey’s General Stores, Inc.	5,989,315

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6,470	Ingles Markets, Inc. Class A	$190,865
89,432	PriceSmart, Inc.	7,534,646

		13,714,826

	Food, Beverage & Tobacco - 2.1%
4,602	Boston Beer Co., Inc. Class A*	721,594
8,811	Calavo Growers, Inc.	652,455
16,136	Fresh Del Monte Produce, Inc.	830,520
425,490	Hostess Brands, Inc.*	6,501,487
15,191	National Beverage Corp.	1,551,305
77,812	Pilgrim’s Pride Corp.*	1,890,053
51,392	Post Holdings, Inc.*	4,275,814
10,722	Sanderson Farms, Inc.	1,401,901
90,018	TreeHouse Foods, Inc.*	7,636,227

		25,461,356

	Health Care Equipment & Services - 10.2%
175,100	Acadia Healthcare Co., Inc.*	9,268,043
138,684	Anika Therapeutics, Inc.*	7,095,073
13,171	Atrion Corp.	8,326,706
195,763	Cardiovascular Systems, Inc.*	6,176,323
14,784	Chemed Corp.	2,919,840
16,133	Glaukos Corp.*	648,224
316,681	Globus Medical, Inc. Class A*	9,737,941
41,458	HealthEquity, Inc.*	1,901,678
4,098	Heska Corp.*	448,895
53,397	HMS Holdings Corp.*	1,072,212
55,784	ICU Medical, Inc.*	9,589,269
6,400	Inogen, Inc.*	604,032
136,760	Integra LifeSciences Holdings Corp.*	6,791,501
47,432	Lantheus Holdings, Inc.*	875,120
6,091	LHC Group, Inc.*	352,669
6,234	Magellan Health, Inc.*	464,745
35,286	Masimo Corp.*	3,338,056
110,875	Medidata Solutions, Inc.*	8,516,309
12,922	Molina Healthcare, Inc.*	863,190
301,696	Natus Medical, Inc.*	10,619,699
75,139	NuVasive, Inc.*	4,943,395
187,572	Omnicell, Inc.*	9,303,571
55,553	OraSure Technologies, Inc.*	974,400
154,978	Orthofix International N.V.*	6,722,946
33,803	Quality Systems, Inc.*	578,031
48,600	Triple-S Management Corp. Class B*	752,328
71,491	U.S. Physical Therapy, Inc.	4,511,082
40,737	WellCare Health Plans, Inc.*	7,210,042

		124,605,320

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.	657,981
23,909	Usana Health Sciences, Inc.*	1,365,204

		2,023,185

	Insurance - 1.1%
81,462	Ambac Financial Group, Inc.*	1,664,269
30,869	American Equity Investment Life Holding Co.	826,672
47,625	Greenlight Capital Re Ltd. Class A*	1,019,175
24,985	Health Insurance Innovations, Inc. Class A*	700,829
139,076	James River Group Holdings Ltd.	5,585,292
143,022	Maiden Holdings Ltd.	1,587,544
5,797	Primerica, Inc.	469,847
50,191	Universal Insurance Holdings, Inc.	1,197,055

		13,050,683

	Materials - 3.9%
155,906	Boise Cascade Co.*	4,731,747
43,475	Chemours Co.	2,069,845
8,767	Clearwater Paper Corp.*	430,898
65,300	Cliffs Natural Resources, Inc.*	504,116

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

555,799	Graphic Packaging Holding Co.	$7,330,989
10,398	Ingevity Corp.*	608,283
10,210	KMG Chemicals, Inc.	516,830
23,600	Koppers Holdings, Inc.*	856,680
299,151	Louisiana-Pacific Corp.*	7,511,682
433,837	OMNOVA Solutions, Inc.*	4,078,068
246,366	PolyOne Corp.	9,012,068
28,800	Rayonier Advanced Materials, Inc.	429,408
17,873	Stepan Co.	1,468,624
180,984	Summit Materials, Inc. Class A*	5,147,185
22,806	Trinseo S.A.	1,603,262
16,993	Worthington Industries, Inc.	861,035

		47,160,720

	Media - 0.1%
24,440	MSG Networks, Inc. Class A*	523,016
26,460	New Media Investment Group, Inc.	368,852

		891,868

	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
144,699	Aerie Pharmaceuticals, Inc.*	7,857,156
39,193	Agios Pharmaceuticals, Inc.*	2,192,456
32,585	Akebia Therapeutics, Inc.*	429,796
198,066	Alder Biopharmaceuticals, Inc.*	2,129,210
21,035	AMAG Pharmaceuticals, Inc.*	413,338
554,461	Amicus Therapeutics, Inc.*	7,180,270
354,370	Aratana Therapeutics, Inc.*	2,391,998
113,700	Arena Pharmaceuticals, Inc.*	2,701,512
157,437	Array BioPharma, Inc.*	1,182,352
27,192	BioSpecifics Technologies Corp.*	1,322,891
63,937	Bluebird Bio, Inc.*	6,026,062
110,162	Blueprint Medicines Corp.*	5,764,777
221,397	Calithera Biosciences, Inc.*	3,387,374
15,027	Cambrex Corp.*	916,647
224,873	Catalent, Inc.*	7,803,093
164,204	Coherus Biosciences, Inc.*	2,142,862
127,413	Corcept Therapeutics, Inc.*	1,588,840
406,542	Cytokinetics, Inc.*	5,711,915
175,293	Dermira, Inc.*	4,825,816
12,376	Eagle Pharmaceuticals, Inc.*	608,280
43,991	Editas Medicine, Inc.*	744,328
9,539	Emergent Biosolutions, Inc.*	346,933
61,131	Epizyme, Inc.*	696,893
105,127	Exelixis, Inc.*	2,849,993
36,619	FibroGen, Inc.*	1,250,539
174,732	Five Prime Therapeutics, Inc.*	4,916,958
158,430	Flexion Therapeutics, Inc.*	3,612,204
77,344	GlycoMimetics, Inc.*	883,268
108,231	INC Research Holdings, Inc. Class A*	5,952,705
151,449	Innoviva, Inc.*	2,077,880
267,995	Intersect ENT, Inc.*	7,343,063
112,686	Ionis Pharmaceuticals, Inc.*	5,904,746
147,290	Ironwood Pharmaceuticals, Inc.*	2,614,398
48,568	Jounce Therapeutics, Inc.*	627,013
19,600	Kala Pharmaceuticals, Inc.*	393,568
4,919	Ligand Pharmaceuticals, Inc.*	594,756
78,672	Loxo Oncology, Inc.*	5,688,772
46,671	Luminex Corp.	953,489
125,768	Medicines Co.*	4,835,780
178,980	MiMedx Group, Inc.*	2,677,541
77,999	Momenta Pharmaceuticals, Inc.*	1,290,883
203,973	NanoString Technologies, Inc.*	3,102,429
100,027	Neurocrine Biosciences, Inc.*	4,804,297
195,247	Otonomy, Inc.*	3,670,644
525,265	PDL BioPharma, Inc.	1,192,352
145,925	Portola Pharmaceuticals, Inc.*	9,003,573
33,489	PRA Health Sciences, Inc.*	2,491,582

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

177,553	Progenics Pharmaceuticals, Inc.*	$1,070,645
26,040	Seres Therapeutics, Inc.*	352,321
34,434	Sucampo Pharmaceuticals, Inc. Class A*	373,609
63,895	Supernus Pharmaceuticals, Inc.*	2,584,553
20,844	Trevena, Inc.*	54,403
100,122	Ultragenyx Pharmaceutical, Inc.*	6,640,091

		158,172,854

	Real Estate - 3.0%
120,042	CareTrust, Inc. REIT	2,189,566
58,728	Coresite Realty Corp. REIT	6,376,686
34,079	Geo Group, Inc. REIT	1,000,219
222,368	HFF, Inc. Class A REIT	8,165,353
201,215	LaSalle Hotel Properties REIT	5,943,891
15,880	Physicians Realty Trust REIT	295,686
28,932	Potlatch Corp. REIT	1,384,396
115,982	RLJ Lodging Trust REIT	2,454,179
14,100	Sabra Healthcare, Inc. REIT	327,120
14,503	STAG Industrial, Inc. REIT	395,787
401,969	Sunstone Hotel Investors, Inc. REIT	6,544,055
166,641	Washington Prime Group, Inc. REIT	1,503,102

		36,580,040

	Retailing - 3.2%
14,009	Big Lots, Inc.	695,827
52,143	Buckle, Inc.	891,645
53,849	Burlington Stores, Inc.*	4,686,478
7,741	Cato Corp. Class A	131,674
40,839	Chico’s FAS, Inc.	373,677
15,800	Children’s Place, Inc.	1,669,270
178,516	Core-Mark Holding Co., Inc.	6,546,182
186,035	Five Below, Inc.*	8,987,351
75,286	Francescas Holdings Corp.*	732,533
217,218	Michaels Cos., Inc.*	4,374,771
24,434	Nutrisystem, Inc.	1,362,195
16,516	Overstock.com, Inc.*	264,256
46,035	PetMed Express, Inc.	2,188,504
57,421	Pier 1 Imports, Inc.	264,711
47,800	Select Comfort Corp.*	1,616,118
17,753	Shutterfly, Inc.*	870,607
21,219	Tailored Brands, Inc.	266,086
47,439	Wayfair, Inc. Class A*	3,621,968

		39,543,853

	Semiconductors & Semiconductor Equipment - 4.6%
37,811	Advanced Energy Industries, Inc.*	2,743,188
21,357	Ambarella, Inc.*	1,068,918
163,868	Amkor Technology, Inc.*	1,699,311
61,353	Brooks Automation, Inc.	1,506,830
4,738	Cabot Microelectronics Corp.	351,323
127,640	Cirrus Logic, Inc.*	7,842,202
21,281	Entegris, Inc.*	555,434
274,505	Integrated Device Technology, Inc.*	7,175,561
101,364	Kulicke & Soffa Industries, Inc.*	2,183,380
161,478	MACOM Technology Solutions Holdings, Inc.*	9,777,493
249,963	MaxLinear, Inc. Class A*	6,549,031
7,457	Microsemi Corp.*	388,360
155,528	MKS Instruments, Inc.	13,009,917
19,798	Rudolph Technologies, Inc.*	490,000
4,934	Synaptics, Inc.*	259,578
48,602	Ultra Clean Holdings, Inc.*	1,139,717

		56,740,243

	Software & Services - 14.8%
104,318	Aspen Technology, Inc.*	5,932,565
97,818	Blackbaud, Inc.	9,032,514
272,410	Blackhawk Network Holdings, Inc.*	11,890,697

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

57,330	Blucora, Inc.*	$1,284,192
49,518	CACI International, Inc. Class A*	6,194,702
184,682	Cardtronics plc Class A*	5,780,547
65,742	Cass Information Systems, Inc.	4,336,342
83,400	Cloudera, Inc.*	1,438,650
29,315	CSG Systems International, Inc.	1,212,175
109,758	EPAM Systems, Inc.*	9,431,505
71,036	Everi Holdings, Inc.*	529,929
40,051	Evertec, Inc.	714,910
83,550	Exlservice Holdings, Inc.*	4,808,303
64,345	Fair Isaac Corp.	9,172,380
236,989	Five9, Inc.*	5,227,977
172,843	Globant S.A.*	7,945,593
174,756	GrubHub, Inc.*	8,061,494
86,939	Guidewire Software, Inc.*	6,273,518
116,915	HubSpot, Inc.*	8,458,800
102,583	j2 Global, Inc.	8,681,599
71,939	LogMeIn, Inc.	8,377,297
32,121	Manhattan Associates, Inc.*	1,419,748
104,798	MAXIMUS, Inc.	6,325,607
117,108	NIC, Inc.	1,903,005
23,663	Paycom Software, Inc.*	1,658,540
128,853	Pegasystems, Inc.	7,789,164
40,031	Progress Software Corp.	1,281,392
89,394	PTC, Inc.*	4,933,655
80,294	Q2 Holdings, Inc.*	3,123,437
21,710	Science Applications International Corp.	1,528,601
40,140	Shutterstock, Inc.*	1,691,500
17,019	Stamps.com, Inc.*	2,520,514
57,955	Sykes Enterprises, Inc.*	1,970,470
19,699	TeleTech Holdings, Inc.	823,418
8,051	Tucows, Inc. Class A*	439,987
26,908	Tyler Technologies, Inc.*	4,623,063
30,893	Unisys Corp.*	395,430
65,850	WEX, Inc.*	7,156,578
24,121	Wix.com Ltd.*	1,488,266
171,392	Zendesk, Inc.*	5,025,213

		180,883,277

	Technology Hardware & Equipment - 4.7%
93,858	Acacia Communications, Inc.*	4,108,165
11,712	Applied Optoelectronics, Inc.*	1,141,803
258,621	Ciena Corp.*	6,659,491
38,837	Control4 Corp.*	887,425
108,912	ePlus, Inc.*	8,810,981
149,711	Extreme Networks, Inc.*	1,315,960
84,932	Fabrinet*	3,822,789
37,413	InterDigital, Inc.	2,725,537
137,202	Itron, Inc.*	10,015,746
56,836	KEMET Corp.*	957,687
18,059	Lumentum Holdings, Inc.*	1,130,493
19,944	Methode Electronics, Inc.	792,774
5,140	Plantronics, Inc.	232,225
86,234	Rogers Corp.*	10,173,025
46,155	Sanmina Corp.*	1,654,657
52,776	TTM Technologies, Inc.*	917,247
129,404	Vishay Intertechnology, Inc.	2,309,861

		57,655,866

	Telecommunication Services - 0.6%
46,235	IDT Corp. Class B	684,740
320,823	ORBCOMM, Inc.*	3,724,755
488,940	Vonage Holdings Corp.*	3,231,894

		7,641,389

	Transportation - 1.8%
10,442	Allegiant Travel Co.	1,349,629

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

89,899	Genesee & Wyoming, Inc. Class A*		$5,857,819
43,000	Hawaiian Holdings, Inc.*		1,780,200
230,745	Knight Transportation, Inc.		8,226,059
262,691	Marten Transport Ltd.		4,189,921
12,145	Saia, Inc.*		660,081

			22,063,709

	Total Common Stocks (cost $983,414,042)		$1,168,260,989

Exchange Traded Funds - 2.4%
	Other Investment Pools & Funds - 2.4%
173,351	iShares Russell 2000 Growth ETF		29,480,071

	Total Exchange Traded Funds (cost $28,920,498)		$29,480,071

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*(1)		—

	Total Warrants (cost $—)		$—

	Total Long-Term Investments (cost $1,012,334,540)		$1,197,741,060

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
2,578,317	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		2,578,317
19,431,234	Morgan Stanley Institutional Liquidity Funds, Institutional Class		19,431,234

			22,009,551

	Total Short-Term Investments (cost $22,009,551)		$22,009,551

	Total Investments (cost $1,034,344,091)^	99.8%	$1,219,750,611
	Other Assets and Liabilities	0.2%	2,349,286

	Total Net Assets	100.0%	$1,222,099,897

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$221,868,092
Unrealized Depreciation	(36,461,572)

Net Unrealized Appreciation	$185,406,520

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2016	1,613	Emergent Capital, Inc. Warrants	$—

At July 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,412,097	$23,412,097	$—	$—
Banks	47,497,541	47,497,541	—	—
Capital Goods	111,368,105	111,368,105	—	—
Commercial & Professional Services	59,931,174	59,931,174	—	—
Consumer Durables & Apparel	50,023,077	50,023,077	—	—
Consumer Services	55,063,201	55,063,201	—	—
Diversified Financials	21,359,322	21,359,322	—	—
Energy	13,417,283	13,417,283	—	—
Food & Staples Retailing	13,714,826	13,714,826	—	—
Food, Beverage & Tobacco	25,461,356	25,461,356	—	—
Health Care Equipment & Services	124,605,320	124,605,320	—	—
Household & Personal Products	2,023,185	2,023,185	—	—
Insurance	13,050,683	13,050,683	—	—
Materials	47,160,720	47,160,720	—	—
Media	891,868	891,868	—	—
Pharmaceuticals, Biotechnology & Life Sciences	158,172,854	158,172,854	—	—
Real Estate	36,580,040	36,580,040	—	—
Retailing	39,543,853	39,543,853	—	—
Semiconductors & Semiconductor Equipment	56,740,243	56,740,243	—	—
Software & Services	180,883,277	180,883,277	—	—
Technology Hardware & Equipment	57,655,866	57,655,866	—	—
Telecommunication Services	7,641,389	7,641,389	—	—
Transportation	22,063,709	22,063,709	—	—
Exchange Traded Funds	29,480,071	29,480,071	—	—
Warrants	—	—	—	—
Short-Term Investments	22,009,551	22,009,551	—	—

Total	$1,219,750,611	$1,219,750,611	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Value Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 1.1%
78,130	General Motors Co.	$2,811,117

	Banks - 11.2%
142,937	Citigroup, Inc.	9,784,038
14,437	M&T Bank Corp.	2,355,396
55,281	PNC Financial Services Group, Inc.	7,120,193
153,730	Wells Fargo & Co.	8,292,196

		27,551,823

	Capital Goods - 1.8%
27,068	Eaton Corp. plc	2,118,071
203,900	Sanwa Holdings Corp.	2,207,954

		4,326,025

	Commercial & Professional Services - 3.1%
23,200	Clean Harbors, Inc.*	1,317,760
70,126	Herman Miller, Inc.	2,361,493
33,578	IHS Markit Ltd.*	1,566,414
175,236	Steelcase, Inc. Class A	2,391,971

		7,637,638

	Consumer Durables & Apparel - 1.8%
6,324,000	Global Brands Group Holding Ltd.*	598,439
59,639	VF Corp.	3,708,950

		4,307,389

	Consumer Services - 1.5%
59,998	Las Vegas Sands Corp.	3,696,477

	Diversified Financials - 0.6%
16,583	Raymond James Financial, Inc.	1,379,540

	Energy - 8.8%
57,406	Anadarko Petroleum Corp.	2,621,732
107,379	Cabot Oil & Gas Corp.	2,670,516
67,712	Canadian Natural Resources Ltd.	2,071,987
17,326	Diamondback Energy, Inc.*	1,661,217
75,681	Halliburton Co.	3,211,902
23,109	Helmerich & Payne, Inc.	1,169,778
32,500	Hess Corp.	1,447,550
82,124	HollyFrontier Corp.	2,368,456
66,572	Marathon Oil Corp.	814,175
11,613	Pioneer Natural Resources Co.	1,894,080
128,718	Southwestern Energy Co.*	733,693
280,088	Trican Well Service Ltd.*	819,989

		21,485,075

	Food & Staples Retailing - 2.2%
65,500	Kroger Co.	1,606,060
46,900	Walgreens Boots Alliance, Inc.	3,783,423

		5,389,483

	Food, Beverage & Tobacco - 2.9%
68,353	British American Tobacco plc	4,251,949
79,400	Hostess Brands, Inc.*	1,213,232
139,000	Simply Good Foods Co.*	1,647,150

		7,112,331

	Health Care Equipment & Services - 3.9%
49,237	Envision Healthcare Corp.*	2,778,444
27,499	McKesson Corp.	4,451,263
28,597	STERIS plc	2,340,665

		9,570,372

	Household & Personal Products - 1.3%
160,852	Coty, Inc. Class A	3,294,249

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Insurance - 10.9%
73,865	American International Group, Inc.	$4,834,464
77,789	Arthur J Gallagher & Co.	4,573,215
176,179	MetLife, Inc.	9,689,845
29,980	Principal Financial Group, Inc.	2,001,165
48,211	Unum Group	2,416,818
71,205	XL Group Ltd.	3,161,502

		26,677,009

	Materials - 5.7%
19,900	Bemis Co., Inc.	843,163
44,684	Celanese Corp. Series A	4,297,260
62,399	CRH plc	2,185,852
19,071	PPG Industries, Inc.	2,007,223
57,876	Reliance Steel & Aluminum Co.	4,187,907
10,646	Southern Copper Corp.	418,814

		13,940,219

	Media - 2.5%
44,002	John Wiley & Sons, Inc. Class A	2,431,111
153,007	SES S.A.	3,599,363

		6,030,474

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
46,800	Alder Biopharmaceuticals, Inc.*	503,100
15,181	Allergan plc	3,830,622
7,099	Biogen, Inc.*	2,055,799
69,733	Bristol-Myers Squibb Co.	3,967,808
17,979	Eli Lilly & Co.	1,486,144
109,509	Mylan N.V.*	4,269,756
3,778	Regeneron Pharmaceuticals, Inc.*	1,857,340
55,624	Teva Pharmaceutical Industries Ltd. ADR	1,789,424

		19,759,993

	Real Estate - 6.9%
25,337	American Tower Corp. REIT	3,454,193
115,445	Columbia Property Trust, Inc. REIT	2,510,929
192,814	Host Hotels & Resorts, Inc. REIT	3,597,909
12,716	Simon Property Group, Inc. REIT	2,015,486
183,110	STORE Capital Corp. REIT	4,282,943
20,500	Taubman Centers, Inc. REIT	1,165,835

		17,027,295

	Retailing - 0.7%
571,800	Allstar Co.*(1)(2)(3)	11,436
10,900	Expedia, Inc.	1,705,523

		1,716,959

	Semiconductors & Semiconductor Equipment - 4.2%
125,667	QUALCOMM, Inc.	6,684,227
46,435	Silicon Motion Technology Corp. ADR	1,908,943
17,186	Skyworks Solutions, Inc.	1,802,296

		10,395,466

	Software & Services - 3.7%
1,336	Alphabet, Inc. Class A*	1,263,188
28,100	Amdocs Ltd.	1,887,477
96,115	Genpact Ltd.	2,787,335
73,915	GoDaddy, Inc. Class A*	3,176,867

		9,114,867

	Technology Hardware & Equipment - 4.6%
43,600	Acacia Communications, Inc.*	1,908,372
125,242	Cisco Systems, Inc.	3,938,861
55,300	Keysight Technologies, Inc.*	2,299,927
35,809	Western Digital Corp.	3,048,062

		11,195,222

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Telecommunication Services - 2.7%
47,700	Nippon Telegraph & Telephone Corp.		$2,334,352
90,121	Verizon Communications, Inc.		4,361,856

			6,696,208

	Transportation - 2.2%
46,612	Genesee & Wyoming, Inc. Class A*		3,037,238
25,234	J.B. Hunt Transport Services, Inc.		2,288,976

			5,326,214

	Utilities - 6.8%
115,889	Exelon Corp.		4,443,184
280,081	Iberdrola S.A.		2,207,861
83,528	OGE Energy Corp.		2,995,314
68,427	PG&E Corp.		4,631,824
21,649	Sempra Energy		2,446,553

			16,724,736

	Total Common Stocks (cost $227,861,847)		$243,166,181

	Total Long-Term Investments (cost $227,861,847)		$243,166,181

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
3,053,038	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$3,053,038

	Total Short-Term Investments (cost $3,053,038)		$3,053,038

	Total Investments (cost $230,914,885)^	100.3%	$246,219,219
	Other Assets and Liabilities	(0.3)%	(788,951)

	Total Net Assets	100.0%	$245,430,268

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$29,702,110
Unrealized Depreciation	(14,397,776)

Net Unrealized Appreciation	$15,304,334

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $11,436, which represented 0.0% of total net assets.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

At July 31, 2017, the aggregate value of these securities was $11,436, which represents 0.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of this security was $11,436, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/20/17	BCLY	$2,547,667	$2,695,889	$(148,222)
JPY	Sell	09/20/17	SSG	1,981,337	1,968,147	13,190

Total						$(135,032)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Value Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,811,117	$2,811,117	$—	$—
Banks	27,551,823	27,551,823	—	—
Capital Goods	4,326,025	2,118,071	2,207,954	—
Commercial & Professional Services	7,637,638	7,637,638	—	—
Consumer Durables & Apparel	4,307,389	3,708,950	598,439	—
Consumer Services	3,696,477	3,696,477	—	—
Diversified Financials	1,379,540	1,379,540	—	—
Energy	21,485,075	21,485,075	—	—
Food & Staples Retailing	5,389,483	5,389,483	—	—
Food, Beverage & Tobacco	7,112,331	2,860,382	4,251,949	—
Health Care Equipment & Services	9,570,372	9,570,372	—	—
Household & Personal Products	3,294,249	3,294,249	—	—
Insurance	26,677,009	26,677,009	—	—
Materials	13,940,219	11,754,367	2,185,852	—
Media	6,030,474	2,431,111	3,599,363	—
Pharmaceuticals, Biotechnology & Life Sciences	19,759,993	19,759,993	—	—
Real Estate	17,027,295	17,027,295	—	—
Retailing	1,716,959	1,705,523	—	11,436
Semiconductors & Semiconductor Equipment	10,395,466	10,395,466	—	—
Software & Services	9,114,867	9,114,867	—	—
Technology Hardware & Equipment	11,195,222	11,195,222	—	—
Telecommunication Services	6,696,208	4,361,856	2,334,352	—
Transportation	5,326,214	5,326,214	—	—
Utilities	16,724,736	14,516,875	2,207,861	—
Short-Term Investments	3,053,038	3,053,038	—	—
Foreign Currency Contracts(2)	13,190	—	13,190	—

Total	$246,232,409	$228,822,013	$17,398,960	$11,436

Liabilities
Foreign Currency Contracts(2)	$(148,222)	$—	$(148,222)	$—

Total	$(148,222)	$—	$(148,222)	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 1.4%
		Argentina - 0.7%
		YPF S.A.
	$600,000	24.10%07/07/2020(1)(2)	$618,000

		Mexico - 0.7%
		Petroleos Mexicanos
MXN	5,128,400	7.19%, 09/12/2024(3)	258,890
	6,000,000	7.47%, 11/12/2026	300,500

			559,390

		Total Corporate Bonds
		(cost $1,087,452)	$1,177,390

Foreign Government Obligations - 47.6%
		Argentina - 2.9%
		Argentina Bonar Bonds
ARS	540,000	23.22%03/01/2020(2)	$30,382
		Argentine Bonos del Tesoro
	13,950,000	15.50%, 10/17/2026	878,243
	3,200,000	16.00%, 10/17/2023	184,012
	18,440,000	18.20%, 10/03/2021	1,079,447
	4,500,000	21.20%, 09/19/2018	254,837

			2,426,921

		Brazil - 8.6%
		Brazil Notas do Tesouro Nacional
BRL	6,782,000	10.00%, 01/01/2023	2,204,880
	6,005,000	10.00%, 01/01/2025	1,940,337
	8,000,000	10.00%, 01/01/2027	2,573,256
		Brazilian Government International Bond
	$370,000	5.63%01/07/2041	363,710

			7,082,183

		Colombia - 0.4%
		Colombia Government International Bond
COP	675,000,000	9.85%06/28/2027	284,353

		Hungary - 4.7%
		Hungary Government Bond
HUF	625,340,000	2.50%, 06/22/2018	2,485,056
	7,400,000	4.00%, 04/25/2018	29,621
	10,000,000	5.50%, 12/20/2018	41,800
	337,960,000	6.75%, 11/24/2017	1,343,042

			3,899,519

		Indonesia - 4.7%
		Indonesia Treasury Bond
IDR	7,560,000,000	7.00%, 05/15/2027	569,383
	14,100,000,000	8.38%, 09/15/2026	1,144,487
	8,050,000,000	8.38%, 03/15/2034	650,090
	13,140,000,000	8.75%, 05/15/2031	1,098,616
	4,700,000,000	8.75%, 02/15/2044	386,757
			3,849,333
		Mexico - 9.8%
		Mexican Bonos
MXN	17,000,000	5.75%, 03/05/2026	886,836
	33,000,900	7.75%, 11/13/2042	1,974,307
	31,000,000	8.00%, 11/07/2047	1,909,471
	21,199,100	8.50%, 11/18/2038	1,364,709
	29,050,000	10.00%, 12/05/2024	1,932,370

			8,067,693

		Poland - 4.6%
		Poland Government Bond
PLN	13,540,000	2.50%07/25/2018	3,799,823

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Russia - 3.7%
		Russian Federal Bond - OFZ
RUB	54,850,000	7.00%, 08/16/2023	$879,793
	9,289,000	7.05%, 01/19/2028	147,749
	49,900,000	7.60%, 04/14/2021	827,076
	12,000,000	7.60%, 07/20/2022	198,495
	32,330,000	7.75%, 09/16/2026	541,256
	27,422,000	8.15%, 02/03/2027	472,810

			3,067,179

		South Africa - 6.9%
		Republic of South Africa Government Bond
ZAR	13,250,000	6.50%, 02/28/2041	702,779
	12,408,808	8.25%, 03/31/2032	856,622
	12,990,000	8.50%, 01/31/2037	881,650
	14,010,000	8.75%, 01/31/2044	949,172
	5,950,000	8.75%, 02/28/2048	402,982
	18,450,000	10.50%, 12/21/2026	1,567,339
		Republic of South Africa Government International Bond
	$400,000	5.00%10/12/2046	374,480

			5,735,024

		Supranational - 1.3%
		International Finance Corp.
INR	65,000,000	6.30%, 11/25/2024	990,886
	5,000,000	8.25%, 06/10/2021	83,939

			1,074,825

		Total Foreign Government Obligations
		(cost $36,230,752)	$39,286,853

U.S. Government Securities - 3.5%
		United States - 3.5%
		U.S. Treasury Bonds - 3.5%
	$1,800,000	3.00%, 02/15/2047	$1,834,594
	700,000	2.88%, 11/15/2046	695,844
	400,000	3.00%, 05/15/2047	408,047

		Total U.S. Government Securities
		(cost $2,898,903)	$2,938,485

		Total Long-Term Investments
		(cost $40,217,107)	$43,402,728
Short-Term Investments - 46.9%
		Other Investment Pools & Funds - 1.9%
	1,547,906	Morgan Stanley Treasury Securities Portfolio, Institutional Class	1,547,906

		U.S. Treasury - 45.0%
		U.S. Treasury Bills - 45.0%
	3,000,000	0.79%, 08/17/2017(4)	2,998,949
	5,000,000	0.84%, 08/31/2017(4)	4,996,517
	3,000,000	0.84%, 08/24/2017(4)	2,998,388
	4,500,000	0.86%, 09/14/2017(4)	4,495,297
	2,325,600	0.89%, 09/07/2017(4)	2,323,470
	1,174,400	0.89%, 09/07/2017(4)	1,173,332
	750,000	0.94%, 10/19/2017(4)	748,216
	1,500,000	0.97%, 10/19/2017(4)	1,496,433
	4,500,000	0.98%, 10/19/2017(4)	4,489,299
	1,600,000	1.04%, 11/30/2017(4)	1,594,299
	3,000,000	1.05%, 12/07/2017(4)	2,988,852
	1,200,000	1.06%, 12/14/2017(4)	1,195,247
	1,500,000	1.06%, 11/24/2017(4)	1,494,921
	4,200,000	1.07%, 12/14/2017(4)	4,183,364

			37,176,584

		Total Short-Term Investments
		(cost $38,726,087)	$38,724,490

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments
(cost $78,943,194)^	99.4%	$82,127,218
Other Assets and Liabilities	0.6%	475,939

Total Net Assets	100.0%	$82,603,157

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,584,598
Unrealized Depreciation	(400,574)

Net Unrealized Appreciation	$3,184,024

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $618,000, which represented 0.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $258,890, which represented 0.3% of total net assets.
(4)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Sell	09/22/17	CBK	$1,221,610	$1,168,798	$52,812
ARS	Sell	10/10/17	JPM	1,542,700	1,521,147	21,553
BRL	Buy	08/02/17	UBS	118,587	121,812	3,225
BRL	Sell	08/02/17	BCLY	114,337	121,812	(7,475)
CLP	Buy	09/11/17	JPM	89,861	92,250	2,389
CLP	Buy	10/16/17	CBK	799,517	814,173	14,656
CLP	Buy	10/30/17	JPM	832,691	829,226	(3,465)
CLP	Buy	11/02/17	CBK	745,924	744,728	(1,196)
COP	Buy	08/28/17	MSC	418,727	423,792	5,065
COP	Buy	11/01/17	MSC	824,810	828,191	3,381
COP	Sell	08/28/17	JPM	325,011	320,348	4,663
COP	Sell	08/28/17	JPM	329,229	333,695	(4,466)
CZK	Buy	08/17/17	JPM	1,662,857	1,817,820	154,963
CZK	Buy	08/24/17	CBK	831,557	886,686	55,129
CZK	Buy	08/24/17	JPM	827,191	863,950	36,759
CZK	Buy	10/25/17	UBS	832,808	844,699	11,891
CZK	Buy	10/25/17	JPM	497,591	502,253	4,662
CZK	Buy	10/26/17	JPM	946,803	958,901	12,098
EUR	Buy	08/09/17	JPM	826,820	888,281	61,461
EUR	Buy	08/21/17	CBK	1,671,685	1,777,851	106,166
EUR	Buy	11/01/17	UBS	1,501,024	1,516,854	15,830
HUF	Buy	08/18/17	CBK	860,994	935,223	74,229
HUF	Buy	08/24/17	CBK	578,786	615,877	37,091
HUF	Sell	08/18/17	CBK	243,509	257,187	(13,678)
HUF	Sell	08/18/17	CBK	252,473	272,774	(20,301)
IDR	Buy	08/22/17	CBK	839,706	838,542	(1,164)
IDR	Sell	08/22/17	JPM	1,663,967	1,692,059	(28,092)
IDR	Sell	08/23/17	CBK	834,575	838,440	(3,865)

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

IDR	Sell	09/27/17	CBK	$663,654	$663,728	$(74)
IDR	Sell	10/24/17	CBK	818,879	817,972	907
INR	Buy	08/14/17	SCB	820,753	871,275	50,522
INR	Buy	08/30/17	JPM	828,475	838,151	9,676
INR	Buy	09/07/17	JPM	702,052	705,635	3,583
INR	Buy	10/06/17	CBK	597,564	602,733	5,169
INR	Buy	10/17/17	JPM	846,857	848,829	1,972
INR	Buy	10/23/17	CBK	861,936	863,610	1,674
INR	Buy	10/23/17	MSC	835,267	832,767	(2,500)
KRW	Buy	08/18/17	JPM	833,856	831,166	(2,690)
KRW	Buy	09/21/17	CBK	847,300	853,807	6,507
MXN	Buy	08/02/17	JPM	1,764,253	1,824,996	60,743
MXN	Buy	08/09/17	JPM	304,204	308,480	4,276
MXN	Buy	08/28/17	JPM	341,028	357,676	16,648
MXN	Sell	08/02/17	JPM	1,680,617	1,824,996	(144,379)
MXN	Sell	08/09/17	UBS	1,405,394	1,525,572	(120,178)
MYR	Buy	08/07/17	CBK	824,144	828,907	4,763
MYR	Buy	08/18/17	JPM	926,355	933,500	7,145
MYR	Buy	08/30/17	JPM	1,662,180	1,656,035	(6,145)
MYR	Buy	10/27/17	UBS	827,602	826,239	(1,363)
MYR	Sell	08/07/17	UBS	829,052	828,907	145
PEN	Buy	08/11/17	CBK	361,639	368,355	6,716
PEN	Buy	10/17/17	JPM	807,656	811,643	3,987
PLN	Buy	08/24/17	JPM	830,723	862,101	31,378
PLN	Buy	08/24/17	JPM	808,001	834,291	26,290
PLN	Buy	08/28/17	JPM	413,651	431,048	17,397
RUB	Buy	08/10/17	JPM	916,667	917,937	1,270
RUB	Sell	08/10/17	CBK	918,964	917,937	1,027
RUB	Sell	08/23/17	UBS	697,311	665,714	31,597
RUB	Sell	08/23/17	UBS	66,216	66,572	(356)
SGD	Buy	08/08/17	JPM	3,521,344	3,616,213	94,869
SGD	Buy	11/01/17	CBK	824,876	827,588	2,712
SGD	Sell	08/08/17	MSC	3,490,859	3,616,213	(125,354)
THB	Buy	09/15/17	CBK	854,953	871,715	16,762
THB	Buy	10/27/17	CBK	868,599	871,785	3,186
THB	Buy	11/01/17	JPM	828,953	829,703	750
ZAR	Buy	08/02/17	CBK	873,464	857,122	(16,342)
ZAR	Sell	08/02/17	CBK	835,991	857,121	(21,130)
ZAR	Sell	09/21/17	JPM	576,623	574,450	2,173
ZAR	Sell	10/06/17	CBK	1,008,125	1,033,550	(25,425)

Total						$542,229

Foreign Cross Currency Contracts Outstanding at July 31, 2017

Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
CZK	863,950	JPM	08/24/17	PLN	852,578	$11,372
PLN	854,237	JPM	08/24/17	CZK	863,950	(9,713)

Total						$1,659

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$1,177,390	$—	$1,177,390	$—
Foreign Government Obligations	39,286,853	—	39,286,853	—
U.S. Government Securities	2,938,485	—	2,938,485	—
Short-Term Investments	38,724,490	1,547,906	37,176,584	—
Foreign Currency Contracts(2)	1,103,239	—	1,103,239	—

Total	$83,230,457	$1,547,906	$81,682,551	$—

Liabilities
Foreign Currency Contracts(2)	$(559,351)	$—	$(559,351)	$—

Total	$(559,351)	$—	$(559,351)	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Argentina - 0.5%
208,730	BBVA Banco Frances S.A. ADR	$3,270,799
205,134	Grupo Financiero Galicia S.A. ADR	7,450,467
45,462	Pampa Energia S.A. ADR*	2,470,860

		13,192,126

	Brazil - 8.1%
3,449,451	Banco Bradesco S.A. ADR	33,183,719
31,593	BRF S.A. ADR*	372,481
4,114,544	CCR S.A.	22,536,409
170,800	Equatorial Energia S.A.	3,105,604
2,061,416	Itau Unibanco Holding S.A. ADR	24,551,465
2,022,600	Klabin S.A. UNIT	10,377,796
1,389,300	Kroton Educacional S.A.	6,718,503
890,600	Light S.A.*	6,440,275
2,527,500	Lojas Renner S.A.	23,748,377
1,386,975	Petroleo Brasileiro S.A. ADR*	11,789,287
876,097	Petroleo Brasileiro S.A. ADR*	7,718,415
335,500	Raia Drogasil S.A.	7,423,637
1,108,297	Telefonica Brasil S.A. ADR	16,491,459
1,913,247	Vale S.A. ADR	19,189,867
1,547,300	WEG S.A.	9,397,875

		203,045,169

	Chile - 1.0%
121,275	Banco Santander Chile ADR	3,428,444
1,150,300	Enel Americas S.A. ADR	11,503,000
1,191,992	SACI Falabella	11,120,110

		26,051,554

	China - 23.1%
806,667	Alibaba Group Holding Ltd. ADR*	124,993,052
4,187,000	Anhui Conch Cement Co., Ltd. Class H	15,468,048
92,711,320	China Construction Bank Corp. Class H	76,979,547
7,560,000	China Mengniu Dairy Co., Ltd.	14,713,308
9,658,600	China Pacific Insurance Group Co., Ltd. Class H	42,557,737
60,433,600	China Petroleum & Chemical Corp. Class H	45,812,766
8,286,000	Dongfeng Motor Group Co., Ltd. Class H	10,141,720
9,617,000	Industrial & Commercial Bank of China Ltd. Class H	6,719,946
494,924	New Oriental Education & Technology Group, Inc. ADR*	39,425,646
4,812,000	PICC Property & Casualty Co., Ltd. Class H	8,952,040
2,311,000	Shenzhou International Group Holdings Ltd.	15,437,813
4,214,800	Tencent Holdings Ltd.	168,229,368
2,852,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	13,568,247

		582,999,238

	Colombia - 0.7%
423,001	Bancolombia S.A. ADR	18,502,064

	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	4,547,371
1,800,992	Commercial International Bank Egypt S.A.E. GDR	8,320,583

		12,867,954

	Greece - 0.5%
980,867	Hellenic Telecommunications Organization S.A.	12,517,205

	Hong Kong - 5.2%
5,758,400	AIA Group Ltd.	45,292,724
4,675,500	China Mobile Ltd.	49,977,109
5,806,000	China Resources Beer Holdings Co., Ltd.	14,660,710
13,854,000	China Unicom Hong Kong Ltd.*	20,078,897

		130,009,440

	Hungary - 2.1%
159,039	MOL Hungarian Oil & Gas plc	13,783,308

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,077,450	OTP Bank plc	$40,096,101

		53,879,409

	India - 5.2%
1,427,013	HDFC Bank Ltd.	41,045,567
1,362,160	Hindustan Unilever Ltd.	24,539,102
1,312,859	Infosys Ltd.	20,634,542
3,314,026	ITC Ltd.	14,725,975
181,300	Maruti Suzuki India Ltd.	21,898,208
144,405	UltraTech Cement Ltd.	9,131,221

		131,974,615

	Luxembourg - 0.7%
997,024	PLAY Communications S.A.*	10,203,847
241,396	Ternium S.A. ADR	7,386,718

		17,590,565

	Mexico - 1.6%
1,532,434	Cemex S.A.B. de C.V. ADR*	14,879,934
197,505	Fomento Economico Mexicano S.A.B. de C.V. ADR	19,924,305
566,556	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	6,482,018

		41,286,257

	Poland - 2.3%
915,348	Bank Pekao S.A.	32,524,152
1,981,668	Powszechny Zaklad Ubezpieczen S.A.	24,410,667

		56,934,819

	Russia - 7.8%
903,196	Lukoil PJSC ADR	42,084,634
528,161	Mail.Ru Group Ltd. GDR*	14,593,681
1,001,046	MegaFon PJSC GDR	9,640,073
158,386	Novatek PJSC GDR	16,594,329
536,985	Polymetal International plc	6,539,105
179,671	Polyus PJSC GDR(1)(2)(3)	5,857,275
6,241,085	Sberbank of Russia PJSC ADR	72,662,974
714,216	X5 Retail Group N.V. GDR*	27,625,875

		195,597,946

	South Africa - 2.7%
824,997	AVI Ltd.	6,134,854
1,234,998	Barclays Africa Group Ltd.	13,557,689
585,232	Foschini Group Ltd.	6,736,923
166,685	Naspers Ltd. Class N	36,846,451
4,431,248	Sibanye Gold Ltd.	5,656,002

		68,931,919

	South Korea - 19.6%
64,142	Amorepacific Corp.	16,251,222
141,788	CJ CGV Co., Ltd.	8,781,766
949,164	DGB Financial Group, Inc.	10,139,568
61,779	E-Mart, Inc.	14,024,396
894,592	Hana Financial Group, Inc.	40,817,680
41,921	Hyundai Mobis Co., Ltd.	9,212,857
221,303	Hyundai Motor Co.	28,648,920
119,042	Hyundai Motor Co. (Preference Shares)	11,270,368
179,678	Korea Aerospace Industries Ltd.	8,311,233
59,052	Korea Kolmar Co., Ltd.	3,746,290
35,310	Korea Zinc Co., Ltd.	15,566,678
95,130	LG Chem Ltd.	27,889,815
15,308	Medy-Tox, Inc.	8,084,749
37,436	NAVER Corp.	26,880,038
72,118	NCSoft Corp.	23,261,328
83,091	Samsung Electronics Co., Ltd.	178,685,445
48,872	Samsung Fire & Marine Insurance Co., Ltd.	12,750,405
85,729	Shinhan Financial Group Co., Ltd.	4,074,439
281,034	SK Hynix, Inc.	16,522,647

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

181,856	SK Innovation Co., Ltd.		$28,701,588

			493,621,432

	Taiwan - 12.1%
9,049,072	Advanced Semiconductor Engineering, Inc.		12,140,573
20,316,489	Cathay Financial Holding Co., Ltd.		33,103,385
393,000	Ennoconn Corp.		5,892,541
5,023,000	Far EasTone Telecommunications Co., Ltd.		12,143,741
4,593,000	Formosa Plastics Corp.		13,774,769
21,326,213	Hon Hai Precision Industry Co., Ltd.		82,939,235
2,989,000	Taiwan Mobile Co., Ltd.		10,697,264
18,827,139	Taiwan Semiconductor Manufacturing Co., Ltd.		133,087,150

			303,778,658

	Thailand - 2.0%
1,168,900	Bangkok Bank PCL NVDR		6,305,094
1,038,375	Kasikornbank PCL		6,177,277
4,714,325	Kasikornbank PCL NVDR		27,274,234
7,336,400	Thai Beverage PCL		5,167,860
2,044,600	Thai Oil PCL NVDR		5,270,508

			50,194,973

	Turkey - 1.3%
2,613,318	Akbank TAS		7,774,330
3,977,229	KOC Holding AS		18,522,290
1,395,145	Turkcell Iletisim Hizmetleri AS		5,101,744

			31,398,364

	United Arab Emirates - 1.5%
485,461	DP World Ltd.		11,165,603
12,379,538	Emaar Properties PJSC		27,749,851

			38,915,454

	Total Common Stocks (cost $1,821,531,515)		$2,483,289,161

	Total Long-Term Investments (cost $1,821,531,515)		$2,483,289,161

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
22,805,071	Morgan Stanley Treasury Securities Portfolio, Institutional Class		$22,805,071

	Total Short-Term Investments (cost $22,805,071)		$22,805,071

	Total Investments (cost $1,844,336,586)^	99.4%	$2,506,094,232
	Other Assets and Liabilities	0.6%	14,046,378

	Total Net Assets	100.0%	$2,520,140,610

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$678,165,822
Unrealized Depreciation	(16,408,176)

Net Unrealized Appreciation	$661,757,646

*	Non-income producing.

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
06/2017	179,671	Polyus PJSC GDR	$5,991,540

At July 31, 2017, the aggregate value of these securities was $5,857,275, which represents 0.2% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of this security was $5,857,275, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $5,857,275, which represented 0.2% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$13,192,126	$13,192,126	$—	$—
Brazil	203,045,169	203,045,169	—	—
Chile	26,051,554	26,051,554	—	—
China	582,999,238	164,418,698	418,580,540	—
Colombia	18,502,064	18,502,064	—	—
Egypt	12,867,954	12,867,954	—	—
Greece	12,517,205	12,517,205	—	—
Hong Kong	130,009,440	—	130,009,440	—
Hungary	53,879,409	—	53,879,409	—
India	131,974,615	41,045,567	90,929,048	—
Luxembourg	17,590,565	17,590,565	—	—
Mexico	41,286,257	41,286,257	—	—
Poland	56,934,819	—	56,934,819	—
Russia	195,597,946	37,265,948	152,474,723	5,857,275
South Africa	68,931,919	6,134,854	62,797,065	—
South Korea	493,621,432	—	493,621,432	—
Taiwan	303,778,658	—	303,778,658	—
Thailand	50,194,973	—	50,194,973	—
Turkey	31,398,364	—	31,398,364	—
United Arab Emirates	38,915,454	11,165,603	27,749,851	—
Short-Term Investments	22,805,071	22,805,071	—	—

Total	$2,506,094,232	$627,888,635	$1,872,348,322	$5,857,275

(1)	For the period ended July 31, 2017, investments valued at $6,804,240 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $6,792,327 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 34.8%
		Argentina - 0.9%
		YPF S.A.
	$600,000	8.50%07/28/2025(1)	$666,180

		Bermuda - 0.7%
		Digicel Ltd.
	485,000	6.75%03/01/2023(1)	463,781

		Brazil - 1.7%
		Banco do Brasil SA/Cayman
	485,000	9.25%04/15/2023(1)(2)(3)	507,431
		Banco do Estado do Rio Grande do Sul S.A.
	310,000	7.38%02/02/2022(4)	325,113
		Votorantim Cimentos S.A.
	345,000	7.25%04/05/2041(1)	355,350

			1,187,894

		British Virgin Islands - 2.2%
		China Railway Xunjie Co., Ltd.
	780,000	3.25%07/28/2026(4)	760,307
		CLP Power Hong Kong Financing Ltd.
	600,000	3.13%05/06/2025(4)	599,255
		Talent Yield Investments Ltd.
	200,000	4.50%04/25/2022(1)	212,363

			1,571,925

		Cayman Islands - 1.7%
		Alibaba Group Holding Ltd.
	330,000	3.60%11/28/2024	341,230
		CSN Islands XI Corp.
	685,000	6.88%09/21/2019(1)	551,425
		Lima Metro Line 2 Finance Ltd.
	290,000	5.88%07/05/2034(1)	313,925

			1,206,580

		Chile - 2.9%
		Cencosud S.A.
	590,000	6.63%02/12/2045(1)	641,295
		Empresa de Transporte de Pasajeros Metro S.A.
	1,016,000	5.00%01/25/2047(1)	1,102,380
		Empresa Electrica Angamos S.A.
	300,000	4.88%05/25/2029(4)	305,927

			2,049,602

		China - 0.9%
		Bank of China Ltd.
	605,000	3.88%06/30/2025(4)	627,343

		Colombia - 3.2%
		Banco de Bogota S.A.
	400,000	6.25%05/12/2026(1)	428,880
		Colombia Telecomunicaciones S.A. ESP
	501,000	8.50%03/30/2020(1)(2)(3)	507,263
		Credivalores-Crediservicios SAS
	355,000	9.75%07/27/2022(1)	362,810
		Ecopetrol S.A.
	290,000	5.88%09/18/2023	319,371
		Empresa de Energia de Bogota S.A. ESP
	280,000	6.13%11/10/2021(1)	288,540
		Empresa de Telecomunicaciones de Bogota
COP	1,298,000,000	7.00%01/17/2023(1)	346,306

			2,253,170

		Hong Kong - 2.7%
	$540,000	AIA Group Ltd. 3.20%03/11/2025(1)	538,606

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$640,000	Beijing State-Owned Assets Management Hong Kong 4.13%05/26/2025(4)	$657,619
660,000	CRCC Yuxiang Ltd. 3.50%05/16/2023(4)	672,632

		1,868,857

	Kazakhstan - 0.4%
250,000	Development Bank of Kazakhstan JSC 4.13%12/10/2022(4)	248,309

	Luxembourg - 2.8%
385,000	JSL Europe S.A. 7.75%07/26/2024(1)	384,759
300,000	Minerva Luxembourg S.A. 8.75%04/03/2019(1)(2)(3)	314,850
525,000	Rumo Luxembourg S.a.r.l. 7.38%02/09/2024(1)	545,948
715,000	Topaz Marine S.A. 9.13%07/26/2022(1)	710,982

		1,956,539

	Mexico - 5.6%
560,000	America Movil S.A.B. de C.V. 4.38%07/16/2042	571,038
	Banco Mercantil del Norte SA
255,000	5.75%, 10/04/2031(1)(3)	257,805
240,000	7.63%, 01/10/2028(1)(2)(3)	252,672
506,317	Fermaca Enterprises S de RL de C.V. 6.38%03/30/2038(1)	541,126
305,000	Grupo KUO S.A.B. de C.V. 5.75%07/07/2027(1)	310,032
279,569	Mexico Generadora de Energia S de rl 5.50%12/06/2032(1)	292,849
	Petroleos Mexicanos
400,000	5.50%, 06/27/2044	366,000
270,000	6.50%, 03/13/2027(1)	297,270
676,000	6.63%, 06/15/2035	718,791
290,000	Sigma Alimentos S.A. de C.V. 4.13%05/02/2026(4)	294,640

		3,902,223

	Netherlands - 5.5%
645,000	Marfrig Holdings Europe B.V. 8.00%06/08/2023(1)	669,994
	Petrobras Global Finance B.V.
2,445,000	7.38%, 01/17/2027	2,646,712
433,000	8.75%, 05/23/2026	508,775

		3,825,481

	Peru - 0.3%
200,000	Petroleos del Peru S.A. 5.63%06/19/2047(1)	208,200

	Singapore - 0.9%
600,000	SingTel Group Treasury Pte Ltd. 3.25%06/30/2025(4)	609,364

	South Africa - 1.9%
1,295,000	Eskom Holdings SOC Ltd. 7.13%02/11/2025(1)	1,313,065

	Turkey - 0.5%
355,000	Turkiye Is Bankasi 6.13%04/25/2024(1)	361,656

	Total Corporate Bonds (cost $23,787,356)	$24,320,169

Foreign Government Obligations - 60.6%
	Argentina - 7.3%
	Argentine Bonos del Tesoro

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

ARS	1,115,000	15.50%, 10/17/2026	$70,196
	5,275,000	18.20%, 10/03/2021	308,790
	10,085,000	21.20%, 09/19/2018	571,119
		City of Buenos Aires Argentina
	$755,000	7.50%06/01/2027(1)	804,075
		Provincia de Buenos Aires
	2,543,000	7.88%06/15/2027(1)	2,595,564
		Provincia de Cordoba
	719,000	7.45%09/01/2024(1)	746,531

			5,096,275

		Belarus - 0.7%
		Republic of Belarus International Bond
	460,000	7.63%06/29/2027(1)	492,775

		Brazil - 2.6%
		Brazil Notas do Tesouro Nacional
BRL	790,000	10.00%, 01/01/2019	259,633
	1,365,000	10.00%, 01/01/2021	448,211
	1,140,000	10.00%, 01/01/2023	370,623
	1,015,000	10.00%, 01/01/2025	327,967
		Brazilian Government International Bond
	$ 487,000	5.00%01/27/2045	436,352

			1,842,786

		Chile - 0.2%
		Chile Government International Bond
CLP	100,000,000	5.50%08/05/2020	163,545

		Colombia - 1.1%
		Colombia Government International Bond
COP	2,384,000,000	4.38%, 03/21/2023	743,249
	100,000,000	7.75%, 04/14/2021	35,767

			779,016

		Costa Rica - 0.9%
		Costa Rica Government International Bond
	$340,000	5.63%, 04/30/2043(1)	306,850
	290,000	7.00%, 04/04/2044(1)	303,775

			610,625

		Dominican Republic - 0.5%
		Dominican Republic International Bond
	290,000	6.85%01/27/2045(1)	317,550

		Ecuador - 3.9%
		Ecuador Government International Bond
	345,000	8.75%, 06/02/2023(1)	345,000
	765,000	10.50%, 03/24/2020(1)	810,900
	1,455,000	10.75%, 03/28/2022(1)	1,575,037

			2,730,937

		Egypt - 0.5%
		Egypt Government International Bond
	330,000	6.13%01/31/2022(1)	340,362

		El Salvador - 0.8%
		El Salvador Government International Bond
	570,000	7.38%12/01/2019(1)	575,700

		Ghana - 2.9%
		Ghana Government International Bond
	1,860,000	9.25%09/15/2022(1)	2,028,869

		Hungary - 2.7%
		Hungary Government Bond
HUF	44,720,000	2.00%, 10/30/2019	180,312
	61,440,000	2.50%, 10/27/2021	249,322
	254,610,000	3.00%, 10/27/2027	979,938
	55,530,000	3.50%, 06/24/2020	233,300

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	51,340,000	5.50%, 06/24/2025	$237,964

			1,880,836

		Indonesia - 4.1%
		Indonesia Treasury Bond
IDR	3,672,000,000	5.63%, 05/15/2023	256,280
	24,123,000,000	7.00%, 05/15/2027	1,816,829
	4,575,000,000	7.88%, 04/15/2019	351,165
	3,275,000,000	8.38%, 03/15/2024	265,486
	1,638,000,000	8.38%, 03/15/2034	132,279

			2,822,039

		Lebanon - 3.2%
		Lebanon Government International Bond
	$705,000	6.00%, 01/27/2023(4)	695,553
	375,000	6.10%, 10/04/2022(4)	373,125
	445,000	6.25%, 11/04/2024(4)	439,566
	725,000	6.65%, 04/22/2024(4)	732,189

			2,240,433

		Mexico - 0.9%
		Mexican Bonos
MXN	2,165,000	6.50%, 06/10/2021	120,682
	7,875,000	8.00%, 12/07/2023	470,155

			590,837

		Mongolia - 2.9%
		Mongolia Government International Bond
	$1,070,000	5.13%, 12/05/2022(4)	1,026,903
	300,000	8.75%, 03/09/2024(1)	335,093
	585,000	10.88%, 04/06/2021(1)	677,764

			2,039,760

		Nigeria - 0.3%
		Nigeria Government International Bond
	200,000	7.88%02/16/2032(1)	220,660

		Peru - 1.5%
		Peru Government Bond
PEN	1,625,000	6.85%, 02/12/2042	535,893
	1,495,000	6.95%, 08/12/2031	509,582

			1,045,475

		Poland - 5.6%
		Poland Government Bond
PLN	1,165,000	5.50%10/25/2019	349,006
		Republic of Poland Government Bond
	940,000	2.00%, 04/25/2021	257,655
	6,005,000	2.25%, 04/25/2022	1,637,462
	1,620,000	2.50%, 07/25/2026	423,365
	1,730,000	2.50%, 07/25/2027	446,434
	1,335,000	3.25%, 07/25/2019	381,333
	1,445,000	4.00%, 10/25/2023	426,377

			3,921,632

		Romania - 1.8%
		Romania Government Bond
RON	945,000	2.25%, 02/26/2020	248,594
	595,000	2.50%, 04/29/2019	157,532
	1,160,000	3.25%, 03/22/2021	310,954
	435,000	4.75%, 02/24/2025	121,592
	380,000	5.60%, 11/28/2018	104,706
	440,000	5.75%, 04/29/2020	126,453
	590,000	5.80%, 07/26/2027	176,830

			1,246,661

		Russia - 2.1%
		Russian Federal Bond - OFZ
RUB	4,225,000	6.70%, 05/15/2019	69,287

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	21,945,000	7.00%, 01/25/2023		$352,401
	20,390,000	7.60%, 07/20/2022		337,275
	41,370,000	7.75%, 09/16/2026		692,600

				1,451,563

		South Africa - 4.0%
		Republic of South Africa Government Bond
ZAR	50,015,000	6.50%, 02/28/2041		2,652,792
	2,230,000	8.75%, 01/31/2044		151,082

				2,803,874

		Sri Lanka - 1.0%
		Sri Lanka Government International Bond
	$320,000	6.13%, 06/03/2025(4)		332,370
	360,000	6.83%, 07/18/2026(1)		387,905

				720,275

		Trinidad - 0.4%
	270,000	Trinidad & Tobago Government International Bond 4.50%08/04/2026(1)		267,300

		Turkey - 5.8%
		Turkey Government Bond
TRY	2,040,000	7.10%, 03/08/2023		499,950
	670,000	8.00%, 03/12/2025		167,245
	3,750,000	8.50%, 09/14/2022		986,954
	1,300,000	8.80%, 11/14/2018		358,028
	1,220,000	10.40%, 03/20/2024		348,042
	1,535,000	10.50%, 01/15/2020		432,409
	2,775,000	10.70%, 02/17/2021		791,652
	$510,000	Turkey Government International Bond 4.25%04/14/2026		489,698

				4,073,978

		Ukraine - 2.9%
		Ukraine Government International Bond
	970,000	7.75%, 09/01/2023(1)		981,320
	1,050,000	7.75%, 09/01/2024(1)		1,048,918

				2,030,238

		Total Foreign Government Obligations (cost $40,880,079)		$42,334,001
		Total Long-Term Investments (cost $64,667,435)		$66,654,170
Short-Term Investments - 3.4%
		Other Investment Pools & Funds - 3.4%
	2,411,986	Morgan Stanley Treasury Securities Portfolio, Institutional Class		$2,411,986

		Total Short-Term Investments (cost $2,411,986)		$2,411,986

		Total Investments (cost $67,079,421)^	98.8%	$69,066,156
		Other Assets and Liabilities	1.2%	848,810

		Total Net Assets	100.0%	$69,914,966

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,520,029
Unrealized Depreciation	(533,294)

Net Unrealized Appreciation	$1,986,735

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $28,909,691, which represented 41.3% of total net assets.
(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $8,700,215, which represented 12.4% of total net assets.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Ultra Bond Future	12	09/20/2017	$1,968,777	$1,974,000	$5,223

Total futures contracts					$5,223

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Japan Government	JPM	USD 1,000,000	(1.00%)/0.04%	06/20/18	$—	$(5,017)	$(12,272)	$(7,255)

Total single-name issues					$—	$(5,017)	$(12,272)	$(7,255)

Total OTC contracts					$—	$(5,017)	$(12,272)	$(7,255)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy /Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EGP	Buy	12/06/17	CBK	$662,393	$665,954	$3,561

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
JSC	Joint Stock Company
OTC	Over-the-Counter

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$24,320,169	$—	$24,320,169	$—
Foreign Government Obligations	42,334,001	—	42,334,001	—
Short-Term Investments	2,411,986	2,411,986	—	—
Foreign Currency Contracts(2)	3,561	—	3,561	—
Futures Contracts(2)	5,223	5,223	—	—

Total	$69,074,940	$2,417,209	$66,657,731	$—

Liabilities
Swaps - Credit Default(2)	$(7,255)	$—	$(7,255)	$—

Total	$(7,255)	$—	$(7,255)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 10.6%
		Cayman Islands - 2.0%
		Colony American Finance Ltd.
$	486,471	2.54%06/15/2048(1)	$484,633
		ECAF I Ltd.
	702,410	3.47%06/15/2040(1)	696,227

			1,180,860

		United Kingdom - 0.3%
		RMAC Securities plc
GBP	153,717	0.46%06/12/2044(2)(3)	194,359

		United States - 8.3%
		AmeriCredit Automobile Receivables Trust
$	181,911	1.42%10/08/2019	181,848
		Cabela's Credit Card Master Note Trust
	370,000	1.88%08/16/2021(1)(2)	371,671
		Citigroup Commercial Mortgage Trust
	410,000	2.23%09/10/2031(1)	406,585
		CLI Funding V LLC
	150,102	3.22%06/18/2028(1)	148,945
		Connecticut Avenue Securities
	120,994	6.13%11/25/2024(2)	139,549
		Element Rail Leasing II LLC
	735,000	3.59%02/19/2045(1)	734,883
		Flagship Credit Auto Trust
	312,158	2.77%12/15/2020(1)	314,369
		Hilton USA Trust
	350,000	4.19%11/05/2038(1)(2)	352,785
		JP Morgan Mortgage Trust
	304,185	3.00%05/25/2047(1)(2)	306,514
		OnDeck Asset Securitization Trust II LLC
	170,000	4.21%05/17/2020(1)	170,285
		One Market Plaza Trust
	130,000	4.02%, 02/10/2032(1)	135,654
	100,000	4.15%, 02/10/2032(1)	102,463
		OneMain Financial Issuance Trust
	125,000	3.19%, 03/18/2026(1)	126,195
	295,000	3.66%, 02/20/2029(1)	301,787
		SoFi Professional Loan Program
	424,892	2.28%04/25/2035(1)(2)	429,967
		SpringCastle America Funding LLC
	255,642	3.05%04/25/2029(1)	256,706
		TAL Advantage V LLC
	158,333	3.55%11/20/2038(1)	158,718
		Towd Point Mortgage Trust
	144,270	2.75%, 04/25/2057(1)(2)	145,660
	100,000	2.75%, 06/25/2057(1)(2)	100,950

			4,885,534

		Total Asset & Commercial Mortgage Backed Securities (cost $6,234,845)	$6,260,753

Corporate Bonds - 50.1%
		Australia - 0.7%
		BHP Billiton Finance Ltd.
GBP	250,000	6.50%10/22/2077(2)(3)	$379,944

		Canada - 0.4%
		Canadian Natural Resources Ltd.
$	40,000	3.85%06/01/2027	40,419
		Cenovus Energy, Inc.
	104,000	4.25%04/15/2027(1)	101,631
		Enbridge, Inc.
	100,000	6.00%01/15/2077(2)	106,000

			248,050

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Cayman Islands - 0.1%
		Vale Overseas Ltd.
	$30,000	6.25%08/10/2026	$33,345

		France - 2.0%
		Banque Federative du Credit Mutuel S.A.
	593,000	2.20%, 07/20/2020(1)	594,398
	204,000	2.70%, 07/20/2022(1)	205,335
		Promontoria MCS SAS
EUR	100,000	5.75%09/30/2021(1)(2)	125,779
		SFR Group S.A.
	$250,000	7.38%05/01/2026(1)	270,625

			1,196,137

		Germany - 2.2%
		Erste Abwicklungsanstalt
	600,000	1.38%10/30/2019(3)	593,757
		LB Baden Wuerttemberg
	700,000	1.50%05/24/2019(3)	695,552

			1,289,309

		Ireland - 0.3%
		Johnson Controls International plc
	65,000	4.50%02/15/2047	69,484
		Shire Acquisitions Investments Ireland DAC
	100,000	2.40%09/23/2021	99,688

			169,172

		Italy - 3.2%
		Enel S.p.A.
GBP	250,000	7.75%, 09/10/2075(2)(3)	375,299
	$360,000	8.75%, 09/24/2073(1)(2)	433,800
		N&W Global Vending S.p.A.
EUR	100,000	7.00%10/15/2023(1)	124,299
		Schumann S.p.A.
	400,000	7.00%07/31/2023(3)	475,842
		Telecom Italia S.p.A. /Milano
GBP	150,000	6.38%06/24/2019	216,377
		UniCredit S.p.A.
EUR	177,000	5.75%10/28/2025(2)(3)	233,458

			1,859,075

		Luxembourg - 0.8%
		Allergan Funding SCS
	$35,000	3.80%03/15/2025	36,384
		ARD Finance S.A. (cash)
	200,000	7.13%09/15/2023(4)	214,832
		Wind Acquisition Finance S.A.
EUR	180,000	7.00%04/23/2021(3)	222,630

			473,846

		Mexico - 0.5%
		Petroleos Mexicanos
	$270,000	6.50%03/13/2027(1)	297,270

		Netherlands - 4.2%
		Bank Nederlandse Gemeenten N.V.
	430,000	1.13%05/25/2018(1)	428,908
		Cooperatieve Rabobank UA
	250,000	4.63%12/01/2023	271,598
		Deutsche Telekom International Finance B.V.
	150,000	1.72%09/19/2019(1)(2)	150,355
		Koninklijke KPN N.V.
GBP	220,000	6.88%03/14/2073(2)(3)	322,923
		Mondelez International Holdings Netherlands B.V.
	$200,000	1.63%10/28/2019(1)	198,516
		Petrobras Global Finance B.V.
	421,000	7.38%01/17/2027	455,732

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Shell International Finance B.V.
	$123,000	4.00%05/10/2046	$124,205
		Ziggo Secured Finance B.V.
	500,000	5.50%01/15/2027(1)	517,500

			2,469,737

		Sweden - 3.4%
		Intrum Justitia AB
EUR	100,000	2.63%07/15/2022(1)(2)	120,304
		Nordea Bank AB
	$1,215,000	1.92%09/30/2019(1)(2)	1,223,514
		Svenska Handelsbanken AB
	680,000	1.50%09/06/2019	675,069

			2,018,887

		Switzerland - 1.6%
		Credit Suisse AG
EUR	800,000	0.12%10/16/2019(2)(3)	954,918

		United Kingdom - 5.5%
		Aviva plc
	122,000	3.88%, 07/03/2044(2)(3)	158,210
GBP	220,000	5.90%, 07/27/2020(2)(5)	316,726
		Ensco plc
	$89,000	5.75%10/01/2044	59,408
		HSBC Holdings plc
EUR	800,000	0.37%09/27/2022(2)(3)	958,422
		Investec plc
GBP	300,000	4.50%05/05/2022(3)	430,988
		Jerrold Finco plc
	300,000	6.25%09/15/2021(1)	410,663
		New Look Senior Issuer plc
	100,000	8.00%07/01/2023(3)	69,400
		Reckitt Benckiser Treasury Services plc
	$255,000	2.75%06/26/2024(1)	254,185
		Royal Bank of Scotland Group plc
	200,000	3.88%, 09/12/2023	205,082
EUR	300,000	5.25%, 09/30/2017(3)(5)	357,910

			3,220,994

		United States - 25.2%
		Abbott Laboratories
	$80,000	4.75%11/30/2036	87,075
		AbbVie, Inc.
	13,000	2.90%, 11/06/2022	13,241
	7,000	3.60%, 05/14/2025	7,214
		Aflac, Inc.
	30,000	4.00%10/15/2046	29,641
		Altria Group, Inc.
	45,000	3.88%09/16/2046	42,910
		American International Group, Inc.
	134,000	3.30%, 03/01/2021	138,535
	45,000	3.90%, 04/01/2026	46,710
		American Tower Corp.
	160,000	3.50%01/31/2023	164,660
		Amgen, Inc.
	170,000	2.65%05/11/2022	171,936
		Amphenol Corp.
	28,000	3.20%04/01/2024	28,333
		Anadarko Petroleum Corp.
	75,000	6.60%03/15/2046	92,447
		Analog Devices, Inc.
	75,000	3.13%12/05/2023	76,019
		Anheuser-Busch InBev Finance, Inc.
	165,000	3.30%02/01/2023	171,207
		Arch Capital Finance LLC
	50,000	5.03%12/15/2046	55,678
		AT&T, Inc.

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	170,000	4.90%, 08/14/2037	$169,118
	75,000	5.15%, 03/15/2042	75,933
		AvalonBay Communities, Inc.
	40,000	3.35%05/15/2027	40,387
		Bank of America Corp.
	135,000	3.71%, 04/24/2028(2)	136,545
	95,000	3.88%, 08/01/2025	98,999
	110,000	4.44%, 01/20/2048(2)	116,948
		Barrick North America Finance LLC
	30,000	5.70%05/30/2041	35,886
		Baxter International, Inc.
	345,000	1.70%08/15/2021	337,558
		Becton Dickinson and Co.
	110,000	3.36%06/06/2024	111,503
		Burlington Northern Santa Fe LLC
	40,000	4.15%04/01/2045	41,941
		Capital One Financial Corp.
	450,000	2.50%, 05/12/2020	454,019
	200,000	3.05%, 03/09/2022	203,401
		Cardinal Health, Inc.
	40,000	3.08%06/15/2024	40,571
		CBL & Associates L.P.
	24,000	4.60%10/15/2024	22,369
		CBS Corp.
	76,000	2.50%02/15/2023	75,512
		Charter Communications Operating LLC / Charter Communications Operating Capital
	385,000	4.46%07/23/2022	411,994
		Church & Dwight Co., Inc.
	50,000	3.15%08/01/2027	50,081
		Citigroup, Inc.
	850,000	2.27%, 04/25/2022(2)	855,298
	195,000	2.75%, 04/25/2022	195,588
		Continental Resources, Inc.
	85,000	5.00%09/15/2022	84,203
		Cox Communications, Inc.
	27,000	3.15%08/15/2024(1)(6)	27,032
		Crown Castle International Corp.
	145,000	2.25%, 09/01/2021	143,322
	15,000	5.25%, 01/15/2023	16,772
		CVS Health Corp.
	60,000	3.88%07/20/2025	62,925
		Darden Restaurants, Inc.
	75,000	3.85%05/01/2027	77,456
		Digital Realty Trust L.P.
	13,000	3.63%10/01/2022	13,454
		Discover Bank
	250,000	4.20%08/08/2023	265,995
		Dow Chemical Co.
	40,000	4.63%10/01/2044	42,631
		DXC Technology Co.
	50,000	4.75%04/15/2027(1)	52,681
		Ecolab, Inc.
	70,000	3.70%11/01/2046	65,790
		EMD Finance LLC
	66,000	2.95%03/19/2022(1)	67,401
		Energy Transfer L.P.
	78,000	4.05%, 03/15/2025	78,779
	55,000	5.30%, 04/15/2047	54,479
		Enterprise Products Operating LLC
	100,000	2.55%10/15/2019	100,929
		Everest Acquisition Finance, Inc.
	300,000	9.38%05/01/2020	255,375
		Fidelity National Information Services, Inc.
	35,000	4.50%08/15/2046	36,028

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		First Republic Bank
$	250,000	4.63%02/13/2047	$	253,458
		Fortive Corp.
	80,000	4.30%06/15/2046		83,320
		Georgia Power Co.
	28,000	4.30%03/15/2042		29,469
		Glencore Funding LLC
	200,000	4.13%05/30/2023(1)		208,313
		Goldman Sachs Group, Inc.
	990,000	2.02%, 12/27/2020(2)		993,016
	140,000	2.91%, 07/24/2023(2)		140,211
	83,000	3.00%, 04/26/2022		84,097
		Hartford Financial Services Group, Inc.
	24,000	5.13%04/15/2022(7)		26,736
		Hess Corp.
	10,000	4.30%04/01/2027		9,929
		Hewlett Packard Enterprise Co.
	45,000	3.60%10/15/2020		46,567
		Hexcel Corp.
	53,000	3.95%02/15/2027		54,578
		Home Depot, Inc.
	65,000	4.25%04/01/2046		69,312
		JPMorgan Chase & Co.
	286,000	1.88%, 06/01/2021(2)		286,798
	400,000	2.21%, 04/25/2023(2)		401,556
	235,000	2.95%, 10/01/2026		229,558
		Keysight Technologies, Inc.
	20,000	4.60%04/06/2027		21,196
		Kinder Morgan, Inc.
	100,000	4.30%06/01/2025		104,549
		Kraft Foods Group, Inc.
	40,000	3.50%06/06/2022		41,596
		Kroger Co.
	40,000	2.95%11/01/2021		40,602
		Lockheed Martin Corp.
	80,000	4.70%05/15/2046		89,842
		M&T Bank Corp.
	55,000	5.13%11/01/2026(2)(5)		57,819
		McDonald’s Corp.
	100,000	4.88%12/09/2045		112,233
		Medtronic, Inc.
	45,000	3.15%03/15/2022		46,919
		Microsoft Corp.
	45,000	2.88%, 02/06/2024		46,030
	45,000	4.10%, 02/06/2037		48,489
		MidAmerican Energy Co.
	30,000	3.95%08/01/2047		31,045
		Monsanto Co.
	55,000	4.40%07/15/2044		56,504
		Moody’s Corp.
	100,000	2.63%, 01/15/2023(1)		99,764
	46,000	2.75%, 12/15/2021		46,508
		Morgan Stanley
EUR	550,000	0.37%, 11/08/2022(2)		655,870
$	85,000	2.50%, 04/21/2021		85,266
	150,000	2.63%, 11/17/2021		150,538
	49,000	3.88%, 01/27/2026		50,663
		Mosaic Co.
	22,000	4.25%11/15/2023		23,196
		Nabors Industries, Inc.
	10,000	5.00%, 09/15/2020		10,000
	30,000	5.50%, 01/15/2023		28,569
		Newell Brands, Inc.
	75,000	3.85%04/01/2023		79,538
		Noble Energy, Inc.
	30,000	5.05%11/15/2044		31,051

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		ONEOK, Inc.
	$78,000	4.95%07/13/2047	$78,225
		Pfizer, Inc.
EUR	200,000	0.00%03/06/2019(2)	237,764
		Philip Morris International, Inc.
	$74,000	1.63%, 02/21/2019	73,988
	46,000	2.63%, 03/06/2023	46,130
	45,000	3.25%, 11/10/2024	46,196
		Phillips 66
	15,000	1.95%04/15/2019(1)(2)	15,031
		Plains All American Pipeline L.P. / PAA Finance Corp.
	92,000	3.65%06/01/2022	94,409
		PNC Bank NA
	250,000	2.95%02/23/2025	250,453
		Prudential Financial, Inc.
	90,000	5.10%08/15/2043	105,158
		QUALCOMM, Inc.
	90,000	2.60%01/30/2023	90,534
		Reynolds American, Inc.
	15,000	4.45%, 06/12/2025	16,128
	15,000	5.85%, 08/15/2045	18,225
		Rockwell Collins, Inc.
	170,000	3.50%03/15/2027	174,635
		Roper Technologies, Inc.
	25,000	2.80%12/15/2021	25,277
		S&P Global, Inc.
	177,000	3.30%08/14/2020	182,100
		Sabine Pass Liquefaction LLC
	95,000	4.20%03/15/2028	96,494
		Sherwin-Williams Co.
	100,000	3.45%06/01/2027	101,639
		Smithfield Foods, Inc.
	64,000	2.70%01/31/2020(1)	64,394
		SunTrust Banks, Inc.
	55,000	2.70%01/27/2022	55,390
		T-Mobile USA, Inc.
	95,000	6.00%04/15/2024	102,125
		Tyson Foods, Inc.
	60,000	3.55%06/02/2027	61,364
		U.S. Bancorp
	65,000	2.63%, 01/24/2022	65,935
	45,000	3.15%, 04/27/2027	45,322
		Valero Energy Corp.
	50,000	4.90%03/15/2045	52,930
		Ventas Realty L.P.
	65,000	3.13%06/15/2023	65,204
		Verizon Communications, Inc.
	114,000	4.27%01/15/2036	109,382
		Viacom, Inc.
	23,000	4.85%, 12/15/2034	22,308
	18,000	6.25%, 02/28/2057(2)	18,495
		Wells Fargo & Co.
EUR	400,000	0.12%, 04/24/2019(2)(3)	476,271
	$35,000	3.58%, 05/22/2028(2)	35,556
	35,000	4.75%, 12/07/2046	37,907
		Wells Fargo Bank NA
	900,000	2.15%12/06/2019	906,572
		Williams Partners L.P.
	165,000	4.00%09/15/2025	169,454

			14,860,209

		Total Corporate Bonds (cost $28,796,984)	$29,470,893

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Foreign Government Obligations - 14.5%
		Argentina - 1.2%
$	270,000	Provincia de Buenos Aires 7.88%06/15/2027(1)	$275,581
	456,000	Provincia de Cordoba 7.13%08/01/2027(1)	445,088

			720,669

		France - 4.6%
EUR	2,200,000	French Republic Government Bond OAT 2.00%05/25/2048(1)(3)	2,692,930

		Germany - 3.1%
$	1,000,000	FMS Wertmanagement AoeR 1.75%01/24/2020	1,002,952
	800,000	Kreditanstalt fuer Wiederaufbau 1.25%09/30/2019	794,716

			1,797,668

		Mexico - 4.6%
		Mexican Bonos
MXN	25,070,000	7.50%, 06/03/2027	1,472,557
	19,900,000	8.50%, 05/31/2029	1,258,554

			2,731,111

		Sweden - 1.0%
$	600,000	Svensk Exportkredit AB 1.75%05/18/2020	600,318

		Total Foreign Government Obligations (cost $8,130,755)	$8,542,696

U.S. Government Agencies - 0.6%
		United States - 0.6%
		FHLMC - 0.6%
$	348,553	1.60%05/25/2022(2)	$348,662

		Total U.S. Government Agencies (cost $348,397)	$348,662

U.S. Government Securities - 10.3%
		United States - 10.3%
		U.S. Treasury Notes - 10.3%
	3,124,138	0.13%, 07/15/2026(8)	3,030,495
	3,039,330	0.38%, 01/15/2027(8)	2,999,344
	45,000	2.38%, 05/15/2027	45,322
			6,075,161

			6,075,161

		Total U.S. Government Securities (cost $6,174,016)	$6,075,161

		Total Long-Term Investments (cost $49,684,997)	$50,698,165
Short-Term Investments - 10.5%
		Other Investment Pools & Funds - 2.7%
	1,578,556	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$1,578,556

		U.S. Treasury - 7.8%
		U.S. Treasury Bills - 7.8%
	1,850,000	0.90%, 08/17/2017(9)	1,849,264
	2,500,000	1.00%, 09/28/2017(9)	2,495,984
	285,000	1.11%, 01/25/2018(9)	283,443

			4,628,691

		Total Short-Term Investments (cost $6,207,247)	$6,207,247

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments Excluding Purchased Options
(cost $55,892,244)	96.6%	$56,905,412
Total Purchased Options
(cost $311,107)	0.3%	$190,775

Total Investments
(cost $56,203,351)^	96.9%	$57,096,187
Other Assets and Liabilities	3.1%	1,811,609

Total Net Assets	100.0%	$58,907,796

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,341,896
Unrealized Depreciation	(449,060)

Net Unrealized Appreciation	$892,836

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $15,150,294, which represented 25.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $9,592,813, which represented 16.3% of total net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $26,963 at July 31, 2017.
(7)	Affiliated Issuer.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts: Calls
USD Call/JPY Put	JPM	111.80 JPY per USD	01/30/18	USD	5,890,000	$73,684	$108,788	$(35,104)

Puts
AUD Put/USD Call	JPM	0.77 USD per AUD	09/21/17	AUD	4,470,000	$9,283	$93,449	$(84,166)
EUR Put/GBP Call	BNP	0.86 GBP per EUR	04/27/18	EUR	5,040,000	59,348	65,192	(5,844)

Total Puts					9,510,000	$68,631	$158,641	$(90,010)

Total purchased option contracts					15,400,000	$142,315	$267,429	$(125,114)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Written option contracts:
Calls
USD Call/BRL Put	CBK	3.21 BRL per USD	08/03/17	USD	(1,160,000)	$(180)	$(31,881)	$31,701

Total written option contracts					(1,160,000)	$(180)	$(31,881)	$31,701

OTC Swaption Contracts Outstanding at July 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts: Puts
Interest Rate Swaption	UBS	94.50%	11/13/17	EUR	2,700,000	$48,460	$43,678	$4,782

Total purchased swaption contracts					2,700,000	$48,460	$43,678	$4,782

OTC Swaption Contracts Outstanding at July 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Interest Rate Swaption	UBS	54.50 EUR	11/13/17	EUR	(2,700,000)	$(445)	$(7,083)	$6,638

Written swaption contracts:
Puts
Interest Rate Swaption	UBS	134.50 EUR	11/13/17	EUR	(2,700,000)	$(6,265)	$(11,805)	$5,540

Total written swaption contracts					(5,400,000)	$(6,710)	$(18,888)	$12,178

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	38	09/15/2017	$3,912,601	$3,920,219	$7,618
Euro-BTP Future	21	09/07/2017	3,384,629	3,386,900	2,271
Euro-OAT Future	21	09/07/2017	3,725,264	3,698,642	(26,622)
Euro-Schatz Future	95	09/07/2017	12,596,592	12,603,509	6,917
Long Gilt Future	22	09/27/2017	3,661,416	3,657,959	(3,457)
U.S. Ultra Bond Future	20	09/20/2017	3,286,764	3,290,000	3,236

Total					$(10,037)

Short position contracts:
Euro-BTP Future	34	09/07/2017	$5,443,425	$5,483,553	$(40,128)
Euro-OAT Future	22	09/07/2017	3,872,137	3,874,768	(2,631)
Eurodollar 3-Month Future	175	06/17/2019	42,932,174	42,947,188	(15,014)
U.S. 10-Year Ultra Future	51	09/20/2017	6,908,817	6,887,391	21,426
U.S. Treasury 10-Year Note Future	37	09/20/2017	4,655,986	4,657,953	(1,967)
U.S. Treasury 2-Year Note Future	15	09/29/2017	3,243,906	3,245,156	(1,250)
U.S. Treasury 5-Year Note Future	54	09/29/2017	6,376,786	6,380,016	(3,230)
U.S. Treasury Long Bond Future	18	09/20/2017	2,741,212	2,753,437	(12,225)

Total					$(55,019)

Total futures contracts					$(65,056)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues: Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)/0.67%	06/20/21	$2,643	$—	$(4,921)	$(7,564)
Standard Chartered Bank	SCB	EUR	470,000	(1.00%)/0.51%	09/20/20	15,583	—	(9,301)	(24,884)
Wendel S.A.	BNP	EUR	150,000	(5.00%)/0.56%	06/20/21	—	(23,304)	(31,714)	(8,410)

Total						$18,226	$(23,304)	$(45,936)	$(40,858)

Total single-name issues						$18,226	$(23,304)	$(45,936)	$(40,858)

Total OTC contracts						$18,226	$(23,304)	$(45,936)	$(40,858)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BNP	HICP	1.48% Fixed	EUR	1,250,000	01/23/27	$—	$—	$8,116	$8,116
MSC	2.33% Fixed	CPURNSA	USD	2,700,000	01/23/27	—	—	(72,406)	(72,406)

Total						$—	$—	$(64,290)	$(64,290)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
2.04% Fixed	3M BBSW	AUD	7,750,000	07/06/20	$—	$—	$(2,867)	$(2,867)
2.09% Fixed	3M BBSW	AUD	7,750,000	07/07/20	—	—	(11,771)	(11,771)
3M BBSW	2.11% Fixed	AUD	12,500,000	07/19/20	—	—	23,406	23,406
1.59% Fixed	3M LIBOR	USD	5,000,000	07/26/19	—	—	(230)	(230)
1.60% Fixed	3M LIBOR	USD	5,000,000	07/18/19	—	—	(1,523)	(1,523)
1.60% Fixed	3M LIBOR	USD	5,000,000	07/18/19	—	—	(1,720)	(1,720)
1.80% Fixed	3M LIBOR	USD	6,654,000	12/01/21	53,969	—	4,747	(49,222)
1.89% Fixed	3M LIBOR	USD	6,100,000	07/18/22	—	—	457	457
1.96% Fixed	3M LIBOR	USD	3,100,000	07/17/22	—	—	(10,045)	(10,045)
1.97% Fixed	3M LIBOR	USD	3,000,000	07/17/22	—	—	(10,297)	(10,297)
2.11% Fixed	3M LIBOR	USD	19,930,000	06/09/27	64,466	—	195,979	131,513
2.25% Fixed	3M LIBOR	USD	3,200,000	08/02/27	—	—	(3,258)	(3,258)
2.26% Fixed	3M LIBOR	USD	1,600,000	07/31/27	—	—	(2,796)	(2,796)
2.28% Fixed	3M LIBOR	USD	1,600,000	08/01/27	—	—	(4,750)	(4,750)
3M LIBOR	2.29% Fixed	USD	1,083,000	07/18/27	—	—	4,722	4,722
3M LIBOR	2.29% Fixed	USD	1,084,000	07/18/27	—	—	4,627	4,627
3M LIBOR	2.20% Fixed	USD	1,083,000	07/26/27	—	—	(3,700)	(3,700)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6M BBSW	2.85% Fixed	AUD	2,500,000	07/06/27	$—	$—	$(711)	$(711)
6M BBSW	2.90% Fixed	AUD	2,500,000	07/07/27	—	—	7,818	7,818
0.00% Fixed	6M EURIBOR	EUR	9,612,720	02/07/27	—	—	(9,791)	(9,791)
0.00% Fixed	6M EURIBOR	EUR	4,183,000	02/10/27	—	—	5,288	5,288
0.15% Fixed	6M EURIBOR	EUR	5,317,500	07/26/19	—	—	421	421
0.16% Fixed	6M EURIBOR	EUR	5,317,500	07/26/19	—	—	743	743
0.82% Fixed	6M EURIBOR	EUR	9,612,720	02/07/27	16,158	—	32,754	16,596
0.95% Fixed	6M EURIBOR	EUR	1,300,000	08/01/27	—	—	—	0
6M EURIBOR	0.16% Fixed	EUR	5,317,500	07/26/19	—	—	(143)	(143)
6M EURIBOR	0.16% Fixed	EUR	5,317,500	07/26/19	—	—	(145)	(145)
6M EURIBOR	0.72% Fixed	EUR	4,183,000	02/10/27	—	(208,662)	(64,636)	144,026
6M EURIBOR	0.92% Fixed	EUR	1,300,000	07/31/27	—	—	(3,713)	(3,713)
6M EURIBOR	0.95% Fixed	EUR	1,300,000	08/01/27	—	—	(527)	(527)
6M GBP LIBOR	1.28% Fixed	GBP	2,400,000	07/31/27	—	(74)	(4,305)	(4,231)

Total					$134,593	$(208,736)	$144,034	$218,177

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/10/17	JPM	$365,125	$369,152	$4,027
AUD	Buy	08/10/17	CBK	164,461	167,979	3,518
AUD	Buy	09/19/17	BCLY	1,673,732	1,749,449	75,717
AUD	Buy	09/19/17	CBK	1,070,836	1,119,289	48,453
AUD	Buy	09/25/17	JPM	1,937,578	2,015,524	77,946
AUD	Sell	08/10/17	CBK	95,784	100,838	(5,054)
AUD	Sell	08/10/17	CBK	728,833	736,145	(7,312)
AUD	Sell	08/10/17	UBS	700,795	738,537	(37,742)
AUD	Sell	09/19/17	UBS	72,614	75,760	(3,146)
AUD	Sell	09/19/17	SSG	6,680,445	6,978,919	(298,474)
BRL	Buy	08/02/17	CBK	1,164,536	1,238,095	73,559
BRL	Buy	08/02/17	CBK	648,814	691,544	42,730
BRL	Buy	08/02/17	JPM	617,777	641,432	23,655
BRL	Buy	08/02/17	JPM	16,441	16,615	174
BRL	Buy	09/05/17	JPM	1,217,124	1,229,692	12,568
BRL	Sell	08/02/17	JPM	1,224,572	1,238,095	(13,523)
BRL	Sell	08/02/17	CBK	1,251,874	1,349,590	(97,716)
CAD	Buy	08/10/17	JPM	875,407	906,507	31,100
CAD	Buy	08/10/17	JPM	881,751	907,149	25,398
CAD	Buy	08/10/17	CBK	154,926	160,444	5,518
CAD	Buy	08/10/17	CBK	245,085	248,754	3,669
CAD	Buy	09/19/17	UBS	2,077,835	2,193,569	115,734
CAD	Sell	08/10/17	UBS	162,427	168,466	(6,039)
CAD	Sell	08/10/17	JPM	609,044	631,426	(22,382)
CAD	Sell	08/10/17	JPM	1,160,602	1,203,329	(42,727)
CAD	Sell	09/19/17	RBC	237,825	249,525	(11,700)
CAD	Sell	09/19/17	CBK	1,736,396	1,837,834	(101,438)
CZK	Buy	11/06/17	BCLY	1,409,837	1,619,782	209,945
CZK	Sell	08/10/17	CBK	180,797	185,768	(4,971)
CZK	Sell	08/10/17	UBS	1,976,081	2,056,616	(80,535)
EUR	Buy	08/10/17	JPM	2,203,750	2,286,693	82,943
EUR	Buy	08/10/17	BNP	1,767,113	1,796,211	29,098
EUR	Buy	08/10/17	JPM	308,039	319,633	11,594
EUR	Buy	08/10/17	SSG	194,014	201,356	7,342
EUR	Buy	08/10/17	JPM	124,450	129,134	4,684
EUR	Buy	08/10/17	CBK	221,691	225,044	3,353
EUR	Buy	08/10/17	JPM	150,723	153,978	3,255
EUR	Buy	08/10/17	JPM	57,379	59,222	1,843
EUR	Buy	09/19/17	BNP	3,023,579	3,350,622	327,043
EUR	Buy	09/19/17	UBS	1,058,165	1,173,680	115,515
EUR	Sell	08/10/17	UBS	160,512	165,822	(5,310)
EUR	Sell	08/10/17	JPM	216,715	225,044	(8,329)
EUR	Sell	08/10/17	CBK	256,650	267,752	(11,102)
EUR	Sell	08/10/17	CBK	256,724	267,830	(11,106)
EUR	Sell	08/10/17	JPM	382,579	396,245	(13,666)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

EUR	Sell	08/10/17	JPM	$382,702	$396,373	$(13,671)
EUR	Sell	08/10/17	UBS	434,442	450,340	(15,898)
EUR	Sell	08/10/17	UBS	484,682	503,251	(18,569)
EUR	Sell	08/10/17	CBK	870,542	902,455	(31,913)
EUR	Sell	08/10/17	CBK	1,750,919	1,796,211	(45,292)
EUR	Sell	08/10/17	SSG	6,824,174	7,087,556	(263,382)
EUR	Sell	09/19/17	CBK	214,255	238,238	(23,983)
EUR	Sell	09/19/17	BNP	2,297,410	2,543,415	(246,005)
EUR	Sell	09/19/17	BNP	3,596,408	3,981,508	(385,100)
GBP	Buy	08/10/17	JPM	2,161,053	2,200,384	39,331
GBP	Buy	08/10/17	CBK	1,161,667	1,186,548	24,881
GBP	Buy	08/10/17	JPM	775,499	793,325	17,826
GBP	Buy	08/10/17	JPM	283,843	290,368	6,525
GBP	Buy	08/10/17	CBK	307,927	314,274	6,347
GBP	Buy	08/10/17	CBK	307,594	313,934	6,340
GBP	Buy	08/10/17	CBK	260,602	265,973	5,371
GBP	Buy	08/10/17	CBK	260,316	265,681	5,365
GBP	Buy	09/14/17	SSG	187,719	198,420	10,701
GBP	Buy	09/19/17	BCLY	2,079,000	2,249,905	170,905
GBP	Buy	09/19/17	BCLY	2,079,000	2,247,593	168,593
GBP	Buy	09/19/17	CBK	441,357	474,051	32,694
GBP	Buy	09/19/17	CBK	440,798	473,482	32,684
GBP	Buy	09/19/17	CBK	440,180	472,818	32,638
GBP	Buy	09/19/17	CBK	189,349	203,389	14,040
GBP	Buy	09/19/17	SSG	37,629	39,776	2,147
GBP	Sell	08/10/17	CBK	72,352	73,912	(1,560)
GBP	Sell	08/10/17	BNP	491,533	494,522	(2,989)
GBP	Sell	08/10/17	CBK	167,717	171,580	(3,863)
GBP	Sell	08/10/17	CBK	241,449	247,011	(5,562)
GBP	Sell	08/10/17	JPM	248,226	254,826	(6,600)
GBP	Sell	08/10/17	JPM	248,549	255,158	(6,609)
GBP	Sell	08/10/17	JPM	874,398	882,982	(8,584)
GBP	Sell	08/10/17	JPM	590,968	606,681	(15,713)
GBP	Sell	08/24/17	UBS	193,050	194,999	(1,949)
GBP	Sell	09/19/17	CBK	174,805	185,033	(10,228)
GBP	Sell	09/19/17	BCLY	184,970	198,250	(13,280)
GBP	Sell	09/19/17	SSG	1,134,581	1,199,331	(64,750)
GBP	Sell	09/19/17	SSG	1,535,265	1,622,882	(87,617)
GBP	Sell	09/19/17	SSG	2,025,226	2,140,805	(115,579)
GBP	Sell	09/19/17	CBK	2,321,359	2,458,014	(136,655)
GBP	Sell	09/19/17	CBK	11,628,293	12,275,669	(647,376)
IDR	Buy	09/14/17	JPM	4,657,922	4,760,531	102,609
IDR	Buy	09/14/17	CBK	175,385	179,423	4,038
IDR	Sell	08/10/17	CBK	1,414,869	1,425,581	(10,712)
INR	Buy	08/10/17	CBK	4,749,818	4,808,780	58,962
INR	Buy	08/10/17	JPM	407,811	412,953	5,142
INR	Buy	09/14/17	BCLY	5,750,543	6,082,984	332,441
INR	Buy	09/19/17	CBK	177,116	186,767	9,651
INR	Sell	09/14/17	JPM	291,107	296,731	(5,624)
INR	Sell	09/14/17	MSC	2,849,939	2,889,938	(39,999)
INR	Sell	09/14/17	CBK	2,846,657	2,896,315	(49,658)
INR	Sell	09/19/17	JPM	183,221	186,767	(3,546)
JPY	Buy	09/19/17	CBK	6,955,335	7,018,853	63,518
JPY	Buy	09/19/17	BNP	17,561	17,740	179
JPY	Sell	08/10/17	CSFB	2,227,932	2,285,915	(57,983)
JPY	Sell	09/19/17	CBK	17,672	17,740	(68)
KRW	Buy	08/10/17	JPM	601,579	620,061	18,482
KRW	Buy	09/14/17	CBK	2,673,333	2,709,030	35,697
KRW	Buy	09/14/17	CBK	2,313,463	2,347,554	34,091
KRW	Sell	08/10/17	JPM	153,639	154,328	(689)
KRW	Sell	09/14/17	HSBC	8,344,491	8,430,178	(85,687)
MXN	Buy	08/10/17	CBK	100,451	101,258	807
MXN	Buy	08/10/17	JPM	1,183,907	1,183,166	(741)
MXN	Buy	09/19/17	BCLY	995,623	1,129,326	133,703
MXN	Buy	09/19/17	BCLY	679,172	780,012	100,840
MXN	Buy	09/19/17	JPM	671,253	768,868	97,615

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MXN	Buy	09/19/17	BCLY	$670,955	$752,154	$81,199
MXN	Sell	08/10/17	JPM	1,164,885	1,183,166	(18,281)
MXN	Sell	08/10/17	JPM	1,120,769	1,147,303	(26,534)
MXN	Sell	08/10/17	UBS	2,312,844	2,388,232	(75,388)
MXN	Sell	09/19/17	SSG	1,353,266	1,537,428	(184,162)
NOK	Buy	08/10/17	UBS	2,352,022	2,497,507	145,485
NOK	Buy	09/19/17	SSG	1,387,932	1,497,105	109,173
NOK	Buy	09/19/17	UBS	1,389,510	1,495,997	106,487
NOK	Buy	09/19/17	CBK	1,361,451	1,448,974	87,523
NOK	Sell	08/10/17	CSFB	152,273	155,198	(2,925)
NOK	Sell	08/10/17	CBK	169,427	175,551	(6,124)
NOK	Sell	09/19/17	CBK	1,365,970	1,451,002	(85,032)
NZD	Buy	08/10/17	CBK	1,176,237	1,188,300	12,063
NZD	Buy	09/19/17	UBS	1,017,772	1,065,443	47,671
NZD	Sell	08/10/17	JPM	1,169,048	1,208,047	(38,999)
NZD	Sell	09/19/17	JPM	1,032,107	1,065,443	(33,336)
PLN	Buy	09/19/17	SSG	2,974,747	3,086,012	111,265
PLN	Sell	09/19/17	CBK	1,354,986	1,536,735	(181,749)
PLN	Sell	09/19/17	CBK	1,366,881	1,549,277	(182,396)
RUB	Buy	08/10/17	UBS	627,767	634,211	6,444
TRY	Buy	08/10/17	BCLY	612,045	633,718	21,673
TRY	Buy	09/19/17	BCLY	659,608	717,862	58,254
TRY	Buy	09/19/17	BCLY	483,771	531,687	47,916
TRY	Buy	09/19/17	CBK	178,276	195,885	17,609
TWD	Buy	09/14/17	MSC	2,906,881	2,936,787	29,906
TWD	Buy	09/14/17	CBK	2,898,978	2,927,360	28,382
TWD	Sell	08/10/17	JPM	792,803	803,359	(10,556)
TWD	Sell	09/14/17	CBK	7,890,765	8,021,436	(130,671)
TWD	Sell	09/19/17	CBK	181,269	185,537	(4,268)
ZAR	Buy	08/10/17	UBS	276,110	282,267	6,157
ZAR	Buy	09/19/17	SSG	512,541	521,263	8,722
ZAR	Buy	09/19/17	CBK	275,995	280,460	4,465
ZAR	Sell	08/10/17	UBS	295,088	299,812	(4,724)
ZAR	Sell	09/19/17	BCLY	734,565	753,459	(18,894)

Total						$(368,807)

Foreign Cross Currency Contracts Outstanding at July 31, 2017

Contract Amount			Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
AUD	547,466	JPM		09/14/17	NZD	540,268	$7,198
AUD	2,169,946	BCLY		09/19/17	NZD	2,209,969	(40,023)
CZK	1,561,856	JPM		11/03/17	EUR	1,518,960	42,896
CZK	792,061	CBK		11/03/17	EUR	767,728	24,334
CZK	372,684	CBK		11/03/17	EUR	361,019	11,665
CZK	288,103	UBS		11/03/17	EUR	278,730	9,373
CZK	2,715,971	JPM		11/06/17	EUR	2,641,122	74,849
CZK	456,966	CBK		11/06/17	EUR	444,373	12,593
CZK	1,586,572	BCLY		11/09/17	EUR	1,541,547	45,025
EUR	905,153	CBK		08/10/17	GBP	885,266	19,887
EUR	1,357,972	BNP		08/10/17	GBP	1,355,329	2,644
EUR	1,397,496	JPM		08/10/17	SEK	1,397,892	(396)
EUR	602,424	JPM		08/10/17	NOK	606,415	(3,990)
EUR	603,574	JPM		08/10/17	SEK	607,777	(4,203)
EUR	605,913	JPM		08/10/17	NOK	610,613	(4,699)
KRW	295,039	CBK		08/10/17	AUD	296,054	(1,015)
KRW	294,911	CBK		08/10/17	AUD	296,524	(1,613)
KRW	589,822	CBK		08/10/17	AUD	593,748	(3,927)
NOK	630,055	JPM		08/10/17	CAD	615,703	14,352
NOK	309,801	JPM		08/10/17	CAD	300,832	8,969
NOK	309,795	JPM		08/10/17	CAD	300,832	8,963
NOK	1,851,663	UBS		09/19/17	EUR	1,923,843	(72,181)
NZD	540,268	JPM		09/14/17	AUD	538,018	2,250
NZD	540,750	UBS		09/19/17	AUD	535,278	5,472
NZD	1,669,219	JPM		09/19/17	AUD	1,691,523	(22,304)
SEK	309,825	CBK		08/10/17	EUR	305,566	4,259

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

SEK	309,825	SSG	08/10/17	EUR	305,803	$4,022
SEK	903,248	JPM	08/10/17	NOK	901,048	2,200
SEK	1,397,892	BNP	08/10/17	EUR	1,397,480	412
SEK	890,856	JPM	08/10/17	NOK	890,477	380

Total						$147,392

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CPTFE	CPTFE
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HICP	Harmonised Index of Consumer Prices
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,260,753	$—	$6,260,753	$—
Corporate Bonds	29,470,893	—	29,470,893	—
Foreign Government Obligations	8,542,696	—	8,542,696	—
U.S. Government Agencies	348,662	—	348,662	—
U.S. Government Securities	6,075,161	—	6,075,161	—
Short-Term Investments	6,207,247	1,578,556	4,628,691	—
Purchased Options	190,775	—	190,775	—
Foreign Currency Contracts(2)	4,146,681	—	4,146,681	—
Futures Contracts(2)	41,468	41,468	—	—
Swaps - Interest Rate(2)	347,733	—	347,733	—

Total	$61,632,069	$1,620,024	$60,012,045	$—

Liabilities
Foreign Currency Contracts(2)	$(4,368,096)	$—	$(4,368,096)	$—
Futures Contracts(2)	(106,524)	(106,524)	—	—
Swaps - Credit Default(2)	(40,858)	—	(40,858)	—
Swaps - Interest Rate(2)	(193,846)	—	(193,846)	—
Written Options	(6,890)	—	(6,890)	—

Total	$(4,716,214)	$(106,524)	$(4,609,690)	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Income Builder Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Corporate Bonds - 27.0%
		Agriculture - 0.1%
$	23,000	Alliance One International, Inc. 9.88% 07/15/2021	$	20,643

		Airlines - 0.1%
	35,000	Aircastle Ltd. 5.00% 04/01/2023		37,240

		Apparel - 0.0%
	10,000	Hanesbrands, Inc. 4.88% 05/15/2026(1)		10,200

		Auto Parts & Equipment - 1.0%
		American Axle & Manufacturing, Inc.
	15,000	6.25%, 04/01/2025(1)		14,944
	35,000	6.50%, 04/01/2027(1)		34,562
	50,000	Meritor, Inc. 6.25% 02/15/2024		52,750
	150,000	ZF North America Capital, Inc. 4.75% 04/29/2025(1)		156,750

				259,006

		Commercial Banks - 1.0%
	100,000	Bank of America Corp. 5.20% 06/01/2023(2)(3)		103,500
	50,000	Citigroup, Inc. 5.35% 05/15/2023(2)(3)		51,660
	50,000	Goldman Sachs Group, Inc. 5.38% 05/10/2020(2)(3)		52,250
	20,000	JPMorgan Chase & Co. 5.30% 05/01/2020(2)(3)		20,950
	30,000	Morgan Stanley 5.55% 07/15/2020(2)(3)		31,425

				259,785

		Commercial Services - 0.5%
	42,000	Ahern Rentals, Inc. 7.38% 05/15/2023(1)		37,170
	49,340	ENA Norte Trust 4.95% 04/25/2028(4)		51,067
	30,000	Team Health Holdings, Inc. 6.38% 02/01/2025(1)		29,400

				117,637

		Construction Materials - 0.5%
	75,000	NCI Building Systems, Inc. 8.25% 01/15/2023(1)		81,000
		Standard Industries, Inc.
	25,000	5.50%, 02/15/2023(1)		26,375
	32,000	6.00%, 10/15/2025(1)		34,200

				141,575

		Distribution/Wholesale - 0.0%
	10,000	HD Supply, Inc. 5.75% 04/15/2024(1)		10,713

		Diversified Financial Services - 0.4%
	38,000	Alliance Data Systems Corp. 5.38% 08/01/2022(1)		38,475
	41,000	Ally Financial, Inc. 5.75% 11/20/2025		43,870
	20,000	American Express Co. 4.90% 03/15/2020(2)(3)		20,500

				102,845

		Electric - 1.3%
	30,000	Calpine Corp. 5.75% 01/15/2025		28,013

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Dynegy, Inc.
$	30,000	7.63%, 11/01/2024	$	29,588
	20,000	8.00%, 01/15/2025(1)		19,800
COP	42,000,000	Empresas Publicas de Medellin ESP 7.63% 09/10/2024(1)		14,155
$	200,000	Eskom Holdings SOC Ltd. 7.13% 02/11/2025(4)		202,790
	45,000	NRG Energy, Inc. 7.25% 05/15/2026		47,587

				341,933

		Engineering & Construction - 0.1%
	20,000	Tutor Perini Corp. 6.88% 05/01/2025(1)		21,500

		Entertainment - 0.6%
	30,000	Eldorado Resorts, Inc. 6.00% 04/01/2025		32,100
	30,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38% 04/15/2026		32,700
		Scientific Games International, Inc.
	25,000	7.00%, 01/01/2022(1)		26,625
	50,000	10.00%, 12/01/2022		55,750

				147,175

		Environmental Control - 0.2%
	40,000	Advanced Disposal Services, Inc. 5.63% 11/15/2024(1)		41,500

		Food - 0.4%
	35,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63% 06/15/2024(1)		32,900
	50,000	Post Holdings, Inc. 5.00% 08/15/2026(1)		51,313
	30,000	SuperValu, Inc. 7.75% 11/15/2022		29,775

				113,988

		Gas - 0.1%
	20,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.75% 05/20/2027		20,200

		Healthcare-Services - 2.4%
	50,000	Acadia Healthcare Co., Inc. 5.63% 02/15/2023		52,125
	40,000	CHS/Community Health Systems, Inc. 8.00% 11/15/2019		40,050
	40,000	Community Health Systems, Inc. 6.25% 03/31/2023		41,000
	100,000	DaVita, Inc. 5.13% 07/15/2024		102,812
	35,000	Eagle Holding Co. II LLC (cash) 7.63% 05/15/2022(1)(5)		36,400
		HCA, Inc.
	45,000	4.50%, 02/15/2027		46,012
	68,000	5.25%, 04/15/2025		73,780
	50,000	HealthSouth Corp. 5.13% 03/15/2023		51,250
	40,000	LifePoint Health, Inc. 5.38% 05/01/2024		41,704
	50,000	Select Medical Corp. 6.38% 06/01/2021		51,500
	60,000	Tenet Healthcare Corp. 6.75% 06/15/2023		59,250
	30,000	THC Escrow Corp. III 5.13% 05/01/2025(1)		30,188

				626,071

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Holding Companies-Diversified - 0.1%
$	37,000	PetSmart, Inc. 7.13% 03/15/2023(1)	$	33,485

		Internet - 0.1%
	35,000	Netflix, Inc. 4.38% 11/15/2026(1)		35,438

		Iron/Steel - 0.4%
	30,000	AK Steel Corp. 7.00% 03/15/2027		31,387
	55,000	ArcelorMittal 6.13% 06/01/2025		62,769
		United States Steel Corp.
	1,000	7.38%, 04/01/2020		1,086
	15,000	8.38%, 07/01/2021(1)		16,594

				111,836

		IT Services - 0.1%
	35,000	EMC Corp. 3.38% 06/01/2023		33,947

		Lodging - 0.6%
	50,000	Boyd Gaming Corp. 6.88% 05/15/2023		53,750
	30,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00% 10/01/2020		30,825
	40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75% 11/15/2021(1)		41,700
	35,000	MGM Resorts International 4.63% 09/01/2026		35,413

				161,688

		Machinery - Construction & Mining - 0.2%
	35,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25% 03/15/2024(1)		37,975

		Media - 2.7%
	200,000	Altice Luxembourg S.A. 7.75% 05/15/2022(1)		212,500
	10,000	AMC Networks, Inc. 4.75% 08/01/2025		10,088
		CCO Holdings LLC / CCO Holdings Capital Corp.
	60,000	5.13%, 05/01/2023(1)		63,000
	50,000	5.88%, 04/01/2024(1)		53,687
		DISH DBS Corp.
	75,000	5.88%, 11/15/2024		81,356
	20,000	7.75%, 07/01/2026		23,950
	25,000	Gray Television, Inc. 5.88% 07/15/2026(1)		25,875
	20,000	Sinclair Television Group, Inc. 5.13% 02/15/2027(1)		19,800
		Sirius XM Radio, Inc.
	45,000	5.38%, 04/15/2025(1)		47,250
	10,000	5.38%, 07/15/2026(1)		10,481
	150,000	WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.13% 09/01/2020(1)		154,500

				702,487

		Metal Fabricate/Hardware - 0.0%
	10,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.38% 12/15/2023(1)		10,775

		Mining - 2.2%
	250,000	Constellium N.V. 5.75% 05/15/2024(1)		242,500
	235,000	Corp. Nacional del Cobre de Chile 5.63% 09/21/2035(4)		270,298
		HudBay Minerals, Inc.

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	25,000	7.25%, 01/15/2023(1)	$	27,094
	11,000	7.63%, 01/15/2025(1)		12,073
	25,000	Teck Resources Ltd. 5.40% 02/01/2043		24,500

				576,465

		Oil & Gas - 3.7%
	10,000	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.88% 12/15/2024(1)		10,500
		Chesapeake Energy Corp.
	100,000	5.38%, 06/15/2021		93,250
	10,000	8.00%, 06/15/2027(1)		10,000
	30,000	Continental Resources, Inc. 5.00% 09/15/2022		29,719
	25,000	Endeavor Energy Resources L.P. / EER Finance, Inc. 8.13% 09/15/2023(1)		26,750
		EP Energy LLC / Everest Acquisition Finance, Inc.
	10,000	8.00%, 11/29/2024(1)		10,100
	12,000	8.00%, 02/15/2025(1)		9,323
	25,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.00% 04/15/2019		12,500
	19,000	Halcon Resources Corp. 12.00% 02/15/2022(1)		22,800
	75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75% 04/01/2022		56,250
	21,000	Murphy Oil Corp. 6.88% 08/15/2024		22,313
	100,000	Oasis Petroleum, Inc. 6.88% 03/15/2022		99,000
		Petroleos Mexicanos
	85,000	4.25%, 01/15/2025		84,532
	65,000	5.38%, 03/13/2022(1)		69,257
	75,000	5.50%, 06/27/2044		68,625
	25,000	6.50%, 03/13/2027(4)		27,525
	30,000	6.50%, 03/13/2027(1)		33,030
	33,000	6.63%, 06/15/2035		35,089
MXN	430,000	7.65%, 11/24/2021(1)		23,402
$	200,000	Sinopec Group Overseas Development 2016 Ltd. 2.75% 09/29/2026(4)		188,034
	20,000	SM Energy Co. 6.75% 09/15/2026		19,900
	30,000	Whiting Petroleum Corp. 5.75% 03/15/2021		28,462

				980,361

		Packaging & Containers - 0.5%
		BWAY Holding Co.
	25,000	5.50%, 04/15/2024(1)		26,219
	35,000	7.25%, 04/15/2025(1)		36,487
	25,000	Multi-Color Corp. 6.13% 12/01/2022(1)		26,188
	30,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00% 07/15/2024(1)		32,437

				121,331

		Pharmaceuticals - 0.5%
	25,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50% 10/01/2024(1)		27,375
	30,000	NBTY, Inc. 7.63% 05/15/2021(1)		32,325
		Valeant Pharmaceuticals International, Inc.
	25,000	6.13%, 04/15/2025(1)		21,281
	5,000	6.50%, 03/15/2022(1)		5,275

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	30,000	7.00%, 03/15/2024(1)	$	31,950

				118,206

		Pipelines - 0.9%
	40,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25% 04/01/2023		40,750
	100,000	Energy Transfer Equity L.P. 5.88% 01/15/2024		107,750
	50,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75% 03/15/2024		54,125
	10,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.38% 05/01/2024		10,925
	30,000	Williams Cos., Inc. 5.75% 06/24/2044		31,200

				244,750

		Real Estate Investment Trusts - 0.4%
		CyrusOne L.P. / CyrusOne Finance Corp.
	10,000	5.00%, 03/15/2024(1)		10,400
	10,000	5.38%, 03/15/2027(1)		10,562
	33,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.50% 09/01/2026		33,247
		MPT Operating Partnership L.P. / MPT Finance Corp.
	3,000	5.50%, 05/01/2024		3,158
	25,000	6.38%, 03/01/2024		27,250
	30,000	SBA Communications Corp. 4.88% 09/01/2024		31,200

				115,817

		Retail - 1.4%
	30,000	Dollar Tree, Inc. 5.75% 03/01/2023		31,762
	100,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75% 01/15/2022		94,500
		JC Penney Corp., Inc.
	26,000	5.65%, 06/01/2020		26,260
	50,000	6.38%, 10/15/2036		37,000
	60,000	L Brands, Inc. 6.75% 07/01/2036		57,000
	40,000	Men’s Wearhouse, Inc. 7.00% 07/01/2022		36,200
	35,000	Rite Aid Corp. 6.13% 04/01/2023(1)		34,694
	50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50% 06/01/2024		49,375

				366,791

		Semiconductors - 0.1%
	20,000	Sensata Technologies B.V. 5.00% 10/01/2025(1)		21,050

		Software - 0.6%
		First Data Corp.
	50,000	5.38%, 08/15/2023(1)		52,187
	40,000	7.00%, 12/01/2023(1)		43,150
	50,000	Infor U.S., Inc. 6.50% 05/15/2022		52,063
	20,000	MSCI, Inc. 4.75% 08/01/2026(1)		20,750

				168,150

		Telecommunications - 3.8%
		CommScope Technologies LLC
	10,000	5.00%, 03/15/2027(1)		10,025
	80,000	6.00%, 06/15/2025(1)		86,000

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	26,000	Frontier Communications Corp. 6.25% 09/15/2021	$	22,872
	25,000	GCI, Inc. 6.88% 04/15/2025		27,187
	200,000	Koninklijke KPN N.V. 7.00% 03/28/2073(1)(2)		223,250
	150,000	Qualitytech LP/QTS Finance Corp. 5.88% 08/01/2022		156,750
	45,000	Radiate Holdco LLC / Radiate Finance, Inc. 6.63% 02/15/2025(1)		45,056
	110,000	Sprint Communications, Inc. 6.00% 11/15/2022		116,050
	15,000	Sprint Corp. 7.88% 09/15/2023		17,025
		T-Mobile USA, Inc.
	55,000	6.38%, 03/01/2025		59,400
	15,000	6.50%, 01/15/2026		16,688
	200,000	Wind Acquisition Finance S.A. 7.38%04/23/2021(1)		208,220

				988,523

		Total Corporate Bonds (cost $6,933,465)	$	7,101,086

Foreign Government Obligations - 23.3%
		Argentina - 1.0%
		Argentine Bonos del Tesoro
ARS	175,000	15.50%, 10/17/2026	$	11,017
	170,000	18.20%, 10/03/2021		9,952
	730,000	21.20%, 09/19/2018		41,340
$	160,000	Argentine Republic Government International Bond 7.50% 04/22/2026		172,240
	30,000	Provincia de Buenos Aires 6.50% 02/15/2023(1)		30,510

				265,059

		Australia - 0.2%
		Australia Government Bond
AUD	19,000	1.75%, 11/21/2020(4)		15,091
	8,000	2.75%, 11/21/2027(4)		6,435
	3,000	3.25%, 06/21/2039(4)		2,369
	21,000	5.75%, 07/15/2022(4)		19,604

				43,499

		Brazil - 1.8%
		Brazil Notas do Tesouro Nacional
BRL	135,000	10.00%, 01/01/2019		44,368
	185,000	10.00%, 01/01/2021		60,746
	295,000	10.00%, 01/01/2023		95,907
	225,000	10.00%, 01/01/2025		72,702
$	200,000	Brazilian Government International Bond 2.63% 01/05/2023		188,300

				462,023

		Canada - 0.1%
		Canadian Government Bond
CAD	35,000	0.75%, 03/01/2021		27,330
	2,000	2.75%, 12/01/2048		1,698
	7,000	5.75%, 06/01/2029		7,684

				36,712

		Colombia - 1.6%
		Colombia Government International Bond
$	200,000	2.63%, 03/15/2023		195,750
COP	313,000,000	4.38%, 03/21/2023		97,583
	140,000,000	7.75%, 04/14/2021		50,074
	106,000,000	9.85%, 06/28/2027		44,654

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	68,000,000	Empresa de Telecomunicaciones de Bogota 7.00% 01/17/2023(4)	$	18,142

				406,203

		Dominican Republic - 0.4%
$	100,000	Dominican Republic International Bond 5.50% 01/27/2025(4)		105,250

		Ecuador - 0.8%
	200,000	Ecuador Government International Bond 10.75% 03/28/2022(4)		216,500

		El Salvador - 0.2%
	60,000	El Salvador Government International Bond 5.88% 01/30/2025(4)		54,225

		France - 0.2%
		France Government Bond OAT
EUR	10,617	1.25%, 05/25/2036(1)(4)		12,113
	5,560	4.00%, 04/25/2055(4)		10,308
	19,242	French Republic Government Bond OAT 0.25% 11/25/2026(4)		21,800

				44,221

		Germany - 0.1%
		Bundesrepublik Deutschland
	5,308	2.50%, 08/15/2046(4)		8,095
	4,645	4.00%, 01/04/2037(4)		8,363
	2,700	4.75%, 07/04/2034(4)		5,104

				21,562

		Ghana - 0.8%
$	200,000	Ghana Government International Bond 9.25% 09/15/2022(4)		218,158

		Hungary - 1.4%
		Hungary Government Bond
HUF	11,380,000	2.50%, 10/27/2021		46,180
	19,520,000	3.00%, 06/26/2024		78,548
	28,780,000	3.00%, 10/27/2027		110,768
	17,420,000	3.50%, 06/24/2020		73,187
	8,220,000	5.50%, 06/24/2025		38,100
$	26,000	Hungary Government International Bond 5.38% 02/21/2023		29,148

				375,931

		Indonesia - 1.9%
		Indonesia Treasury Bond
IDR	970,000,000	5.63%, 05/15/2023		67,699
	354,000,000	6.13%, 05/15/2028		24,375
	3,403,000,000	7.00%, 05/15/2027		256,298
	483,000,000	7.88%, 04/15/2019		37,074
	324,000,000	8.25%, 07/15/2021		25,533
	523,000,000	8.38%, 03/15/2024		42,397
	713,000,000	8.38%, 03/15/2034		57,579

				510,955

		Lebanon - 0.4%
		Lebanon Government International Bond
$	40,000	6.10%, 10/04/2022(4)		39,800
	18,000	6.25%, 11/04/2024(4)		17,780
	55,000	6.65%, 04/22/2024(4)		55,546

				113,126

		Mexico - 0.9%
		Mexican Bonos
MXN	345,000	6.50%, 06/10/2021		19,231
	1,100,000	8.00%, 12/07/2023		65,673
		Mexico Government International Bond
$	20,000	4.00%, 10/02/2023		21,060

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	140,000	4.75%, 03/08/2044	$	141,680

				247,644

		Peru - 0.8%
		Peru Government Bond
PEN	310,000	6.85%, 02/12/2042		102,232
	265,000	6.95%, 08/12/2031		90,327
$	10,000	Peruvian Government International Bond 4.13% 08/25/2027		10,930

				203,489

		Poland - 2.8%
		Poland Government Bond
PLN	320,000	5.25%, 10/25/2020		97,431
	195,000	5.50%, 10/25/2019		58,417
		Republic of Poland Government Bond
	275,000	2.00%, 04/25/2021		75,378
	845,000	2.25%, 04/25/2022		230,417
	245,000	2.50%, 07/25/2026		64,027
	345,000	2.50%, 07/25/2027		89,029
	175,000	3.25%, 07/25/2019		49,988
	200,000	4.00%, 10/25/2023		59,014

				723,701

		Romania - 0.9%
		Romania Government Bond
RON	280,000	2.25%, 02/26/2020		73,657
	115,000	2.50%, 04/29/2019		30,447
	280,000	3.25%, 03/22/2021		75,058
	95,000	4.75%, 02/24/2025		26,555
	90,000	5.60%, 11/28/2018		24,799

				230,516

		Russia - 1.1%
		Russian Federal Bond - OFZ
RUB	2,510,000	6.40%, 05/27/2020		40,385
	4,100,000	7.00%, 01/25/2023		65,839
	3,850,000	7.60%, 07/20/2022		63,684
	6,485,000	7.75%, 09/16/2026		108,569

				278,477

		South Africa - 2.1%
		Republic of South Africa Government Bond
ZAR	9,575,000	6.50%, 02/28/2041		507,857
	565,000	8.75%, 01/31/2044		38,279

				546,136

		Turkey - 3.1%
		Turkey Government Bond
TRY	355,000	7.10%, 03/08/2023		87,001
	205,000	8.00%, 03/12/2025		51,172
	205,000	8.50%, 09/14/2022		53,953
	270,000	8.80%, 11/14/2018		74,360
	180,000	9.50%, 01/12/2022		49,280
	235,000	10.40%, 03/20/2024		67,041
	370,000	10.50%, 01/15/2020		104,229
	450,000	10.70%, 02/17/2021		128,376
	60,000	11.00%, 02/24/2027		17,731
$	200,000	Turkey Government International Bond 4.25% 04/14/2026		192,038

				825,181

		Ukraine - 0.4%
	100,000	Ukraine Government International Bond 7.75% 09/01/2023(4)		101,167

		United Kingdom - 0.3%
		United Kingdom Gilt
GBP	1,991	1.50%, 07/22/2026(4)		2,712

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	1,327	2.75%, 09/07/2024(4)	$	1,980
	3,318	4.25%, 12/07/2040(4)		6,353
	6,917	4.25%, 12/07/2046(4)		13,998
	6,383	4.25%, 12/07/2055(4)		14,311
	4,370	4.50%, 09/07/2034(4)		8,159
	15,923	4.75%, 12/07/2030(4)		29,310

				76,823

		Total Foreign Government Obligations (cost $5,953,145)	$	6,106,558

U.S. Government Securities - 1.9%
		U.S. Treasury Securities - 1.9%
		U.S. Treasury Bonds - 0.3%
$	8,600	2.50%, 05/15/2046	$	7,913
	33,100	3.13%, 08/15/2044		34,614
	8,700	4.50%, 02/15/2036		11,159
	22,900	5.25%, 02/15/2029		29,539

				83,225

		U.S. Treasury Notes - 1.6%
	46,200	0.75%, 10/31/2018		45,900
	37,800	1.25%, 02/29/2020		37,624
	42,100	1.25%, 10/31/2021		41,237
	21,800	1.38%, 09/30/2018		21,820
	46,100	1.63%, 11/15/2022		45,480
	43,300	1.75%, 09/30/2019		43,643
	11,100	1.75%, 06/30/2022		11,057
	45,500	2.00%, 11/15/2021		45,992
	43,000	2.13%, 08/15/2021		43,692
	29,100	2.13%, 05/15/2025		28,985
	48,200	2.38%, 12/31/2020		49,445

				414,875

				498,100

		Total U.S. Government Securities (cost $492,081)	$	498,100

Common Stocks - 37.7%
		Automobiles & Components - 0.9%
	68	Continental AG	$	15,318
	860	Daimler AG		60,256
	1,678	General Motors Co.		60,374
	326	Magna International, Inc.		15,547
	3,200	Nissan Motor Co., Ltd.		31,774
	2,814	Schaeffler AG (Preference Shares)		39,234
	300	Subaru Corp.		10,823

				233,326

		Banks - 1.8%
	238,000	Agricultural Bank of China Ltd. Class H		111,013
	208	Bank of Montreal		15,776
	271	Bank of Nova Scotia		16,883
	1,691	Bank of Queensland Ltd.		16,300
	206	BNP Paribas S.A.		15,964
	1,614	Canadian Imperial Bank of Commerce		140,098
	28,000	China CITIC Bank Corp. Ltd. Class H		18,149
	22,000	Chongqing Rural Commercial Bank Co., Ltd. Class H		16,210
	912	ING Groep N.V.		17,040
	195	KBC Group N.V.		16,122
	3,800	Mebuki Financial Group, Inc.		14,628
	331	National Bank of Canada		14,907
	3,100	Public Bank Bhd		14,684
	231	Royal Bank of Canada		17,233
	1,458	Sberbank of Russia PJSC ADR		16,975
	296	Toronto-Dominion Bank		15,259

				477,241

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Capital Goods - 2.1%
460	3M Co.	$	92,538
4,827	ABB Ltd.		113,079
85	Cummins, Inc.		14,272
190	Geberit AG		91,381
217	Lennox International, Inc.		37,107
91	Rockwell Automation, Inc.		15,018
74	Schindler Holding AG		15,959
2,000	Taisei Corp.		19,144
1,601	Vinci S.A.		143,364

			541,862

	Commercial & Professional Services - 0.6%
200	Adecco Group AG		15,258
700	Experian plc		13,906
500	Park24 Co., Ltd.		12,654
827	RELX N.V.		17,371
2,019	Robert Half International, Inc.		91,360
192	Waste Management, Inc.		14,429

			164,978

	Consumer Durables & Apparel - 0.6%
2,146	Barratt Developments plc		17,429
454	Electrolux AB Series B		15,525
30	Hermes International		15,195
2,638	Persimmon plc		87,162
6,262	Taylor Wimpey plc		15,728

			151,039

	Consumer Services - 0.5%
171	Darden Restaurants, Inc.		14,344
514	Flight Centre Travel Group Ltd.		17,878
498	H&R Block, Inc.		15,189
1,603	Starbucks Corp.		86,530

			133,941

	Diversified Financials - 1.5%
3,398	3i Group plc		41,949
183	American Express Co.		15,597
316	Eaton Vance Corp.		15,512
4,090	FirstRand Ltd.		16,088
2,039	Investor AB Class B		96,699
287	Julius Baer Group Ltd.*		16,246
454	MSCI, Inc.		49,463
159	Partners Group Holding AG		103,218
3,104	RMB Holdings Ltd.		14,981
194	T Rowe Price Group, Inc.		16,048

			385,801

	Energy - 2.5%
594	Caltex Australia Ltd.		14,803
14,000	Formosa Petrochemical Corp.		49,147
2,403	Lukoil PJSC ADR		111,968
2,110	Neste Oyj		91,477
475	Polski Koncern Naftowy Orlen S.A.		14,063
389	Tatneft PJSC ADR		15,000
4,390	Total S.A.		223,248
1,915	Valero Energy Corp.		132,078

			651,784

	Food & Staples Retailing - 0.9%
1,225	BIM Birlesik Magazalar AS		23,891
350	Colruyt S.A.		19,613
83	Costco Wholesale Corp.		13,156
621	CVS Health Corp.		49,637
700	Lawson, Inc.		47,655

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,209	Wal-Mart Stores, Inc.	$	96,708

			250,660

	Food, Beverage & Tobacco - 4.1%
382	Associated British Foods plc		14,944
306	Brown-Forman Corp. Class B		15,116
2	Chocoladefabriken Lindt & Spruengli AG		11,386
1,600	Coca-Cola Femsa S.A.B. de C.V. Series L		13,617
1,706	Coca-Cola HBC AG*		51,578
3,241	Diageo plc		104,674
1,077	Dr Pepper Snapple Group, Inc.		98,179
168	Heineken N.V.		17,531
1,329	Hormel Foods Corp.		45,412
120	Ingredion, Inc.		14,798
2,500	Japan Tobacco, Inc.		86,873
800	Kirin Holdings Co., Ltd.		17,619
517	KT&G Corp.		52,661
2,055	Marine Harvest ASA*		38,312
999	McCormick & Co., Inc.		95,205
823	PepsiCo, Inc.		95,970
106	Pernod Ricard S.A.		14,707
1,676	Saputo, Inc.		56,810
400	Suntory Beverage & Food Ltd.		19,608
1,973	Tate & Lyle plc		17,495
805	Tiger Brands Ltd.		24,407
1,053	Tyson Foods, Inc. Class A		66,718
100,000	WH Group Ltd.(1)		93,764

			1,067,384

	Health Care Equipment & Services - 0.4%
417	Humana, Inc.		96,411

	Household & Personal Products - 1.1%
273	Church & Dwight Co., Inc.		14,564
1,273	Colgate-Palmolive Co.		91,911
149	Estee Lauder Cos., Inc. Class A		14,749
1,166	Kimberly-Clark Corp.		143,605
144	Reckitt Benckiser Group plc		14,001

			278,830

	Insurance - 2.3%
192	Aflac, Inc.		15,312
917	Allianz SE		195,466
2,658	Assicurazioni Generali S.p.A.		48,211
1,286	AXA S.A.		37,980
374	Baloise Holding AG		60,089
1,826	CNP Assurances		44,083
338	FNF Group		16,515
561	Great-West Lifeco, Inc.		16,010
124	Hannover Rueck SE		15,651
889	Manulife Financial Corp.		18,311
700	MS&AD Insurance Group Holdings, Inc.		24,552
68	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		14,606
3,213	Power Corp. of Canada		78,138
134	Prudential Financial, Inc.		15,173
44	Swiss Life Holding AG*		16,058

			616,155

	Materials - 1.7%
181	Avery Dennison Corp.		16,820
198	Covestro AG(1)		15,355
120	Hyosung Corp.		17,964
1,546	LyondellBasell Industries N.V. Class A		139,279
1,700	Mitsubishi Chemical Holdings Corp.		14,233
5,768	MMC Norilsk Nickel PJSC ADR		86,635
553	Mondi plc		14,566
105	Sherwin-Williams Co.		35,413
58,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H		32,960

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

2,735	UPM-Kymmene Oyj	$	74,455

			447,680

	Media - 0.6%
176	Omnicom Group, Inc.		13,858
18,329	Sirius XM Holdings, Inc.		107,408
1,156	Twenty-First Century Fox, Inc. Class B		33,166

			154,432

	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
513	Agilent Technologies, Inc.		30,672
548	Amgen, Inc.		95,632
7,700	Astellas Pharma, Inc.		98,064
758	Bayer AG		96,009
957	CSL Ltd.		96,420
26,000	CSPC Pharmaceutical Group Ltd.		40,516
2,730	Gilead Sciences, Inc.		207,726
728	Johnson & Johnson		96,620
434	Lonza Group AG*		103,151
798	Merck KGaA		87,566
700	Mitsubishi Tanabe Pharma Corp.		16,664
361	Recordati S.p.A.		15,427
300	Shionogi & Co., Ltd.		16,017
93	Thermo Fisher Scientific, Inc.		16,324

			1,016,808

	Real Estate - 0.3%
24,000	Longfor Properties Co., Ltd.		60,230
3,000	Wheelock & Co., Ltd.		22,607

			82,837

	Retailing - 1.5%
904	Best Buy Co., Inc.		52,739
549	Hennes & Mauritz AB Class B		14,323
103	Home Depot, Inc.		15,409
452	Next plc		23,561
1,213	Ross Stores, Inc.		67,103
2,354	Target Corp.		133,401
1,176	TJX Cos., Inc.		82,685

			389,221

	Semiconductors & Semiconductor Equipment - 2.4%
7,052	Intel Corp.		250,134
254	QUALCOMM, Inc.		13,510
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.		247,412
1,205	Texas Instruments, Inc.		98,063
242	Xilinx, Inc.		15,309

			624,428

	Software & Services - 0.8%
28	Constellation Software, Inc.		15,084
689	Intuit, Inc.		94,538
789	Mastercard, Inc. Class A		100,834

			210,456

	Technology Hardware & Equipment - 1.5%
100	Apple, Inc.		14,873
238,000	AU Optronics Corp.		96,349
459	Cisco Systems, Inc.		14,436
27,500	Hon Hai Precision Industry Co., Ltd.		106,949
7,043	HP, Inc.		134,521
9,000	Lite-On Technology Corp.		14,566
9,000	Micro-Star International Co., Ltd.		23,317

			405,011

	Telecommunication Services - 2.8%
4,706	AT&T, Inc.		183,534
2,277	BCE, Inc.		106,878
3,674	BT Group plc		15,204

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

178,000	China Telecom Corp. Ltd. Class H	$	84,609
1,082	Elisa Oyj		44,543
11,000	HKT Trust & HKT Ltd. UNIT		14,421
300	Nippon Telegraph & Telephone Corp.		14,682
230	Swisscom AG		112,415
5,000	Taiwan Mobile Co., Ltd.		17,894
45,600	Telekomunikasi Indonesia Persero Tbk PT		16,027
11,520	Telstra Corp. Ltd.		37,792
7,254	Vodacom Group Ltd.		98,022

			746,021

	Transportation - 1.1%
1,424	CH Robinson Worldwide, Inc.		93,414
291	Delta Air Lines, Inc.		14,364
2,900	Japan Airlines Co., Ltd.		93,697
23,265	Qantas Airways Ltd.		98,878

			300,353

	Utilities - 1.8%
777	Ameren Corp.		43,590
28,000	China Resources Power Holdings Co., Ltd.		53,315
1,500	CLP Holdings Ltd.		15,983
337	CMS Energy Corp.		15,583
182	Dominion Energy, Inc.		14,047
138	DTE Energy Co.		14,774
178	Edison International		14,005
19,515	EDP - Energias de Portugal S.A.		69,287
240	Eversource Energy		14,590
16,000	HK Electric Investments & HK Electric Investments Ltd. UNIT(1)		15,174
110	NextEra Energy, Inc.		16,070
219	PG&E Corp.		14,824
384	PPL Corp.		14,719
3,256	Red Electrica Corp. S.A.		69,754
14,400	Tenaga Nasional Bhd		47,477
222	WEC Energy Group, Inc.		13,979
335	Xcel Energy, Inc.		15,849

			463,020

	Total Common Stocks (cost $8,906,410)	$	9,889,679

Exchange Traded Funds - 5.6%
	Other Investment Pools & Funds - 5.6%
44,267	Alerian MLP ETF	$	531,204
3,470	iShares iBoxx $ Investment Grade Corporate Bond ETF		420,252
6,252	Vanguard REIT ETF		526,793

			1,478,249

	Total Exchange Traded Funds (cost $1,474,071)	$	1,478,249

Preferred Stocks - 0.1%
	Banks - 0.1%
800	KeyCorp Series E 6.13%(2)(3)		23,544

	Total Preferred Stocks (cost $20,000)	$	23,544

Closed End Funds - 2.3%
	Other Investment Pools & Funds - 2.3%
32,080	3i Infrastructure plc	$	83,129
56,859	BBGI SICAV SA		108,029
46,819	GCP Infrastructure Investments Ltd.		78,992
48,392	HICL Infrastructure Co., Ltd.		102,206
52,182	International Public Partnerships Ltd.		110,847
76,706	Starwood European Real Estate Finance Ltd.		112,339

			595,542

	Total Closed Ended Funds (cost $639,779)	$	595,542

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $24,418,951)		$	25,692,758
Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
377,746	Morgan Stanley Treasury Securities Portfolio, Institutional Class		$	377,746

	Total Short-Term Investments (cost $377,746)		$	377,746

	Total Investments (cost $24,796,697)^	99.4%	$	26,070,504
	Other Assets and Liabilities	0.6%		163,740

	Total Net Assets	100.0%	$	26,234,244

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	1,536,059
Unrealized Depreciation		(262,252)

Net Unrealized Appreciation	$	1,273,807

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $3,179,856, which represented 12.1% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $1,752,387, which represented 6.7% of total net assets.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Health Care Select Sector Future	5	09/15/2017	$400,576	$400,500	$(76)
E-mini S&P Select Sector future	6	09/15/2017	461,852	462,150	298
Euro Stoxx 50 Future	9	09/15/2017	368,022	367,250	(772)
KOSPI 200 Index Future	4	09/14/2017	276,416	281,399	4,983
NASDAQ 100 E-MINI Future	2	09/15/2017	235,503	235,300	(203)
Tokyo Price Index Future	6	09/07/2017	873,764	881,401	7,637
U.S. Treasury 10-Year Note Future	6	09/20/2017	755,169	755,344	175

Total					$12,042

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Short position contracts:
Euro-Bund Future	4	09/07/2017	$775,254	$766,866	$8,388
FTSE 250 Index Future	12	09/15/2017	609,299	622,672	(13,373)
Russell 2000 Mini Index Future	14	09/15/2017	987,365	997,080	(9,715)
S&P 500 (E-Mini) Future	10	09/15/2017	1,214,750	1,234,000	(19,250)
S&P/TSX 60 Index Future	3	09/14/2017	432,826	428,025	4,801
U.S. Treasury 10-Year Note Future	1	09/20/2017	125,772	125,891	(119)
U.S. Treasury 5-Year Note Future	1	09/29/2017	118,083	118,148	(65)

Total					$(29,333)

Total futures contracts					$(17,291)

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/03/17	JPM	$43,764	$43,954	$190
AUD	Buy	08/03/17	CBK	6,742	6,811	69
AUD	Buy	08/10/17	UBS	542,401	571,126	28,725
AUD	Buy	08/10/17	MSC	634,080	634,317	237
AUD	Sell	08/03/17	CBK	48,737	50,766	(2,029)
AUD	Sell	08/10/17	UBS	290,756	315,159	(24,403)
AUD	Sell	08/10/17	JPM	1,096,182	1,191,845	(95,663)
AUD	Sell	09/05/17	JPM	806	808	(2)
AUD	Sell	09/05/17	JPM	43,747	43,936	(189)
BRL	Buy	08/02/17	UBS	563,113	570,595	7,482
BRL	Sell	08/02/17	UBS	538,024	570,595	(32,571)
BRL	Sell	09/05/17	UBS	559,581	566,722	(7,141)
CAD	Buy	08/03/17	JPM	37,782	37,856	74
CAD	Buy	08/03/17	JPM	6,150	6,173	23
CAD	Buy	08/10/17	JPM	542,723	592,840	50,117
CAD	Buy	08/10/17	JPM	396,579	405,120	8,541
CAD	Sell	08/03/17	UBS	42,356	44,029	(1,673)
CAD	Sell	08/10/17	JPM	277,765	294,415	(16,650)
CAD	Sell	08/10/17	UBS	260,792	277,567	(16,775)
CAD	Sell	08/10/17	JPM	1,244,573	1,365,377	(120,804)
CAD	Sell	09/05/17	JPM	37,801	37,874	(73)
CHF	Buy	08/10/17	MSC	343,109	346,675	3,566
CHF	Sell	08/10/17	JPM	334,701	346,674	(11,973)
COP	Sell	08/10/17	CBK	233,247	232,160	1,087
EUR	Buy	08/03/17	JPM	61,070	61,518	448
EUR	Buy	08/03/17	CBK	8,331	8,474	143
EUR	Buy	08/10/17	JPM	670,630	716,589	45,959
EUR	Buy	08/10/17	MSC	263,487	266,501	3,014
EUR	Sell	08/03/17	CBK	67,598	69,992	(2,394)
EUR	Sell	08/10/17	JPM	608,963	644,338	(35,375)
EUR	Sell	08/10/17	JPM	797,856	842,140	(44,284)
EUR	Sell	08/10/17	JPM	660,312	716,589	(56,277)
EUR	Sell	09/05/17	JPM	5,103	5,124	(21)
EUR	Sell	09/05/17	JPM	61,174	61,632	(458)
GBP	Buy	08/03/17	JPM	75,493	75,856	363
GBP	Buy	08/03/17	CBK	10,608	10,746	138
GBP	Buy	08/03/17	JPM	2,327	2,378	51
GBP	Buy	08/03/17	JPM	2,506	2,544	38
GBP	Sell	08/03/17	CBK	90,071	91,525	(1,454)
GBP	Sell	08/10/17	CBK	523,813	529,261	(5,448)
GBP	Sell	08/10/17	JPM	1,225,859	1,252,541	(26,682)
GBP	Sell	09/05/17	JPM	75,575	75,946	(371)
HKD	Sell	08/10/17	JPM	509,846	507,642	2,204
IDR	Buy	08/10/17	CBK	229,952	231,986	2,034
INR	Buy	08/10/17	UBS	464,808	470,147	5,339
JPY	Buy	08/10/17	CBK	550,394	556,116	5,722
JPY	Buy	08/10/17	JPM	529,427	534,727	5,300
JPY	Buy	08/10/17	JPM	312,967	314,872	1,905
JPY	Buy	08/10/17	CBK	168,359	169,273	914

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

JPY	Sell	08/10/17	JPM	$541,399	$556,116	$(14,717)
JPY	Sell	08/10/17	CBK	510,476	525,307	(14,831)
KRW	Buy	08/10/17	CBK	398,927	398,577	(350)
KRW	Sell	08/10/17	JPM	611,273	617,525	(6,252)
KRW	Sell	08/10/17	JPM	892,351	899,925	(7,574)
MXN	Buy	08/10/17	CBK	171,628	180,567	8,939
MXN	Buy	08/10/17	JPM	129,844	132,902	3,058
MXN	Sell	08/10/17	JPM	109,782	112,714	(2,932)
MXN	Sell	08/10/17	JPM	290,922	313,469	(22,547)
NOK	Buy	08/10/17	JPM	400,127	414,708	14,581
NOK	Buy	08/10/17	UBS	96,263	103,040	6,777
NOK	Sell	08/10/17	JPM	94,359	103,041	(8,682)
NZD	Sell	09/14/17	JPM	266,109	276,887	(10,778)
NZD	Sell	09/14/17	JPM	266,109	276,887	(10,778)
PLN	Sell	08/10/17	CBK	285,649	302,019	(16,370)
PLN	Sell	08/10/17	JPM	229,609	248,346	(18,737)
RUB	Buy	08/10/17	MSC	281,014	271,976	(9,038)
RUB	Sell	08/10/17	JPM	279,988	271,976	8,012
RUB	Sell	08/10/17	JPM	248,773	241,935	6,838
RUB	Sell	08/10/17	JPM	346,241	351,286	(5,045)
SEK	Buy	08/10/17	JPM	263,305	266,449	3,144
THB	Buy	08/10/17	CBK	142,427	145,792	3,365
THB	Sell	08/10/17	JPM	139,415	145,792	(6,377)
TRY	Sell	08/10/17	JPM	419,934	436,774	(16,840)
TWD	Sell	08/10/17	UBS	976,987	974,118	2,869
ZAR	Buy	08/10/17	MSC	199,168	196,163	(3,005)
ZAR	Sell	08/10/17	JPM	68,600	70,437	(1,837)
ZAR	Sell	08/10/17	JPM	378,821	390,054	(11,233)

Total						$(459,367)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht

Hartford Schroders Income Builder Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
FTSE	Financial Times and Stock Exchange
KOSPI	Korea Composite Stock Price

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Schroders Income Builder Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$7,101,086	$—	$7,101,086	$—
Foreign Government Obligations	6,106,558	—	6,106,558	—
U.S. Government Securities	498,100	—	498,100	—
Common Stocks
Automobiles & Components	233,326	75,921	157,405	—
Banks	477,241	220,156	257,085	—
Capital Goods	541,862	158,935	382,927	—
Commercial & Professional Services	164,978	105,789	59,189	—
Consumer Durables & Apparel	151,039	—	151,039	—
Consumer Services	133,941	116,063	17,878	—
Diversified Financials	385,801	96,620	289,181	—
Energy	651,784	132,078	519,706	—
Food & Staples Retailing	250,660	159,501	91,159	—
Food, Beverage & Tobacco	1,067,384	513,211	554,173	—
Health Care Equipment & Services	96,411	96,411	—	—
Household & Personal Products	278,830	264,829	14,001	—
Insurance	616,155	159,459	456,696	—
Materials	447,680	278,147	169,533	—
Media	154,432	154,432	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,016,808	462,401	554,407	—
Real Estate	82,837	—	82,837	—
Retailing	389,221	351,337	37,884	—
Semiconductors & Semiconductor Equipment	624,428	377,016	247,412	—
Software & Services	210,456	210,456	—	—
Technology Hardware & Equipment	405,011	163,830	241,181	—
Telecommunication Services	746,021	304,833	441,188	—
Transportation	300,353	107,778	192,575	—
Utilities	463,020	192,030	270,990	—
Exchange Traded Funds	1,478,249	1,478,249	—	—
Preferred Stocks	23,544	23,544	—	—
Closed End Funds	595,542	414,344	181,198	—
Short-Term Investments	377,746	377,746	—	—
Foreign Currency Contracts(2)	231,266	—	231,266	—
Futures Contracts(2)	26,282	26,282	—	—

Total	$26,328,052	$7,021,398	$19,306,654	$—

Liabilities
Foreign Currency Contracts(2)	$(690,633)	$—	$(690,633)	$—
Futures Contracts(2)	(43,573)	(43,573)	—	—

Total	$(734,206)	$(43,573)	$(690,633)	$—

(1)	For the period ended July 31, 2017, investments valued at $174,746 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $187,239 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 90.1%
	Australia - 3.4%
176,641	Asaleo Care Ltd.	$	188,056
37,791	Ausdrill Ltd.		58,820
22,416	BGP Holdings plc*(1)(2)		359
127,992	BHP Billiton Ltd.		2,665,614
151,829	BHP Billiton plc		2,768,451
302,951	BWP Trust REIT		703,119
69,442	Cabcharge Australia Ltd.		121,107
18,469	Cedar Woods Properties Ltd.		72,546
183,947	Charter Hall Group REIT		764,496
162,304	Coca-Cola Amatil Ltd.		1,068,761
61,175	Collection House Ltd.		59,502
145,334	Computershare Ltd.		1,635,227
741,501	Cromwell Property Group REIT		545,840
88,010	CSR Ltd.		276,151
7,355	DWS Ltd.		9,139
62,689	Flight Centre Travel Group Ltd.		2,180,486
72,632	Folkestone Education Trust REIT		147,588
109,440	Fortescue Metals Group Ltd.		503,009
244,870	Karoon Gas Australia Ltd.*		264,766
98,377	MACA Ltd.		132,204
74,290	Macquarie Group Ltd.		5,100,263
222,513	Medusa Mining Ltd.*		52,702
75,096	Mineral Resources Ltd.		738,376
228,593	Myer Holdings Ltd.		138,835
303,859	OZ Minerals Ltd.		2,030,708
2,646,937	Perseus Mining Ltd.*		671,839
290,815	Ramelius Resources Ltd.*		93,533
388,522	Shopping Centres Australasia Property Group REIT		674,896
105,525	Sirtex Medical Ltd.		1,358,034
290,086	Southern Cross Media Group Ltd.		307,639
158,712	Super Retail Group Ltd.		1,063,912
2,063,138	Telstra Corp. Ltd.		6,768,263
476,820	TPG Telecom Ltd.		2,139,647
87,899	Woodside Petroleum Ltd.		2,054,251

			37,358,139

	Austria - 0.6%
21,456	Andritz AG		1,313,616
14,747	EVN AG		225,813
3,773	Lenzing AG		674,438
20,900	Oesterreichische Post AG		960,929
30,827	OMV AG		1,746,262
62,540	Raiffeisen Bank International AG*		1,843,034

			6,764,092

	Belgium - 0.4%
141,302	AGFA-Gevaert N.V.*		659,224
18,170	EVS Broadcast Equipment S.A.		738,319
87,547	Proximus S.A.		3,078,570
1,755	Sofina S.A.		261,358

			4,737,471

	Brazil - 1.3%
198,000	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)		928,934
62,379	BTG Pactual Group UNIT		313,060
227,400	CCR S.A.		1,245,528
123,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR		1,328,860
77,200	Cia de Saneamento de Minas Gerais-COPASA		1,049,188
149,900	Cia de Saneamento do Parana (Preference Shares)		509,545
80,200	Cia Energetica de Sao Paulo Class B, (Preference Shares)		401,212
147,060	Cielo S.A.		1,230,864
159,800	EDP - Energias do Brasil S.A.		736,391
110,400	Engie Brasil Energia S.A.		1,239,117

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

81,600	Grendene S.A.	$	691,874
49,800	Multiplus S.A.		635,446
21,700	QGEP Participacoes S.A.		50,660
196,700	Qualicorp S.A.		2,068,966
160,100	Transmissora Alianca de Energia Eletrica S.A. UNIT		1,192,144

			13,621,789

	Cambodia - 0.0%
170,000	NagaCorp Ltd.		103,405

	Canada - 3.5%
388,900	Athabasca Oil Corp.*		324,408
140,800	BCE, Inc.		6,608,876
62,500	Bonavista Energy Corp.		156,908
16,600	Canadian Real Estate Investment Trust REIT		600,622
7,800	Canfor Pulp Products, Inc.		73,886
20,800	Celestica, Inc.*		247,248
120,200	Centerra Gold, Inc.		641,131
83,900	CGI Group, Inc. Class A*		4,430,028
81,600	CI Financial Corp.		1,777,627
33,900	Corus Entertainment, Inc. Class B		376,319
250,100	Crew Energy, Inc.*		814,442
200	E-L Financial Corp. Ltd.		135,071
153,000	Eldorado Gold Corp.		323,978
62,100	Enbridge Income Fund Holdings, Inc.		1,595,897
64,500	Genworth MI Canada, Inc.		1,881,584
67,100	Gluskin Sheff + Associates, Inc.		913,324
33,400	Goldcorp, Inc.		438,547
15,200	Granite Real Estate Investment Trust REIT		611,901
12,700	Linamar Corp.		696,043
45,100	Magna International, Inc.		2,150,909
1,300	Morguard Real Estate Investment Trust REIT		14,807
186,300	Nevsun Resources Ltd.		503,574
29,600	North West Co., Inc.		725,072
80,400	Quarterhill, Inc.		115,433
36,300	Rogers Sugar, Inc.		186,632
122,200	Sun Life Financial, Inc.		4,683,149
498,100	Surge Energy, Inc.		866,956
17,300	Teck Resources Ltd. Class B		375,487
89,000	TELUS Corp.		3,214,494
78,680	Teranga Gold Corp.*		201,315
3,300	Torstar Corp. Class B		3,864
85,200	Transcontinental, Inc. Class A		1,737,144
297,700	Western Forest Products, Inc.		592,176

			38,018,852

	Cayman Islands - 0.1%
117,000	Cheung Kong Property Holdings Ltd.		946,158

	Chile - 0.4%
1,159,821	Aguas Andinas S.A. Class A		730,531
238,100	Enel Americas S.A. ADR		2,381,000
137,700	Enel Chile S.A.		753,219
1,235,750	Enel Generacion Chile S.A.		961,895

			4,826,645

	China - 3.6%
3,097,000	Agricultural Bank of China Ltd. Class H		1,444,572
357,500	Anhui Conch Cement Co., Ltd. Class H		1,320,714
4,304,000	Bank of China Ltd. Class H		2,116,761
30,000	Baoye Group Co., Ltd. Class H*		23,275
1,742,000	China BlueChemical Ltd. Class H		490,830
582,000	China Communications Services Corp. Ltd. Class H		316,125
1,823,000	China Construction Bank Corp. Class H		1,513,663
36,000	China Lilang Ltd.		24,140
914,500	China Shenhua Energy Co., Ltd. Class H		2,274,746
306,000	China Shineway Pharmaceutical Group Ltd.		306,087
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)		—

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

903,000	CNOOC Ltd.	$	1,010,696
828,000	Dongfeng Motor Group Co., Ltd. Class H		1,013,438
325,000	ENN Energy Holdings Ltd.		2,206,374
542,000	Guangzhou Automobile Group Co., Ltd. Class H		1,164,706
455,000	Haitian International Holdings Ltd.		1,303,457
187,500	Hengan International Group Co., Ltd.		1,429,713
3,503,000	Industrial & Commercial Bank of China Ltd. Class H		2,447,746
1,552,000	Jiangsu Expressway Co., Ltd. Class H		2,251,755
649,000	Lonking Holdings Ltd.		211,574
213,000	Pacific Online Ltd.		40,066
1,694,000	Shanghai Electric Group Co., Ltd. Class H*		786,609
370,000	Shenguan Holdings Group Ltd.*		22,232
772,000	Shenzhen Expressway Co., Ltd. Class H		689,357
5,364,000	Sihuan Pharmaceutical Holdings Group Ltd.		2,257,158
477,000	Sinopec Engineering Group Co., Ltd. Class H		428,044
1,142,000	Sinotrans Ltd. Class H		579,920
2,239,000	Want Want China Holdings Ltd.		1,512,088
122,000	Xingda International Holdings Ltd.		52,784
2,834,500	Yangzijiang Shipbuilding Holdings Ltd.		2,957,650
51,300	YY, Inc. ADR*		3,667,950
2,418,000	Zhejiang Expressway Co., Ltd. Class H		3,016,537

			38,880,767

	Denmark - 1.4%
185,895	Novo Nordisk A/S Class B		7,906,006
16,708	Pandora A/S		1,922,900
36,862	Royal Unibrew A/S		1,836,572
169,661	Scandinavian Tobacco Group AS Class A(3)		2,738,450
80,953	Spar Nord Bank A/S		1,087,989

			15,491,917

	Finland - 0.6%
42,224	Nokian Renkaat Oyj		1,721,654
23,795	Sampo Oyj Class A		1,301,386
47,819	Technopolis Oyj		207,191
9,744	Tieto Oyj		309,119
107,755	UPM-Kymmene Oyj		2,933,424

			6,472,774

	France - 5.7%
31,635	ABC arbitrage		229,315
4,294	Altamir		85,449
176,779	AXA S.A.		5,220,898
58,010	BNP Paribas S.A.		4,495,523
1,324	Boiron S.A.		124,030
29,874	Cie Generale des Etablissements Michelin		4,046,017
90,477	Coface S.A.		855,526
155,884	Edenred		4,097,852
24,500	Euler Hermes Group		2,928,963
35,567	Eutelsat Communications S.A.		962,593
18,123	Faurecia		1,006,336
2,677	Linedata Services		155,916
83,194	Metropole Television S.A.		2,012,899
3,077	MGI Coutier		123,764
54,131	Neopost S.A.		2,482,187
68,769	Peugeot S.A.		1,479,271
53,569	Plastic Omnium S.A.		2,061,458
76,431	Publicis Groupe S.A.		5,779,440
11,481	Safran S.A.		1,086,225
73,766	Sanofi		7,029,088
33,569	Schneider Electric SE*		2,634,602
28,989	Societe BIC S.A.		3,400,290
70,510	Societe Generale S.A.		4,134,333
73,348	Total S.A.		3,730,015
26,623	Valeo S.A.		1,843,338

			62,005,328

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Gabon - 0.0%
655	Total Gabon	$	103,530

	Germany - 3.9%
47,724	BASF SE		4,543,322
49,660	Bayer AG		6,289,994
1,505	Bijou Brigitte AG		104,225
124,663	Commerzbank AG*		1,630,633
12,601	Continental AG		2,838,596
83,717	Covestro AG(3)		6,492,111
61,497	Deutsche Bank AG		1,095,117
15,506	Deutsche Euroshop AG		645,744
15,118	Deutsche Lufthansa AG		324,659
10,133	Hamburger Hafen und Logistik AG		283,397
14,625	HUGO BOSS AG		1,103,139
97	KSB AG (Preference Shares)		55,461
6,750	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		1,449,896
24,967	Norma Group SE		1,514,086
46,063	Porsche Automobil Holding SE (Preference Shares)		2,636,328
114,568	ProSiebenSat.1 Media SE		4,577,454
161,919	Schaeffler AG (Preference Shares)		2,257,525
15,004	Siemens AG		2,036,067
50,948	Software AG		2,227,603
3,582	STO SE & Co. KGaA (Preference Shares)		505,853

			42,611,210

	Greece - 0.1%
37,354	JUMBO S.A.		625,708
2,847,483	Piraeus Bank S.A.*(1)(2)		777,996

			1,403,704

	Hong Kong - 4.4%
606,000	Allied Properties HK Ltd.		132,525
221,016	Asian Citrus Holdings Ltd.*(1)(2)		15,674
467,500	BOC Hong Kong Holdings Ltd.		2,298,451
922,000	Champion REIT		717,354
922,000	Champion Technology Holdings Ltd.*		13,811
510,000	China Lumena New Materials Corp.*(1)(2)		—
390,000	China Mobile Ltd.		4,168,768
554,000	China Resources Gas Group Ltd.		2,098,083
25,000	Chong Hing Bank Ltd.		51,049
153,000	CK Infrastructure Holdings Ltd.		1,426,064
397,000	CLP Holdings Ltd.		4,230,092
810,000	CSI Properties Ltd.		43,037
300,400	Dah Sing Banking Group Ltd.		643,339
111,600	Dah Sing Financial Holdings Ltd.		789,672
285,000	Emperor Entertainment Hotel Ltd.		74,778
424,000	Giordano International Ltd.		235,944
1,354,000	Guangdong Investment Ltd.		1,905,402
6,811	Hanison Construction Holdings Ltd.		1,332
135,917	Henderson Land Development Co., Ltd.		785,564
3,689,000	HKT Trust & HKT Ltd. UNIT		4,836,298
137,400	Hongkong Land Holdings Ltd.		1,032,491
134,000	Hopewell Holdings Ltd.		513,376
190,000	Hysan Development Co., Ltd.		918,791
793,500	Kingboard Chemical Holdings Ltd.		3,572,439
2,468,000	Kunlun Energy Co., Ltd.		2,460,293
501,000	Lai Sun Development Co., Ltd.		18,575
107,000	Link REIT		868,694
777,000	NWS Holdings Ltd.		1,486,458
63,000	Prosperity REIT		27,656
68,000	Qingling Motors Co., Ltd. Class H		22,886
2,104,000	Shougang Fushan Resources Group Ltd.		487,171
254,000	Sino Land Co., Ltd.		418,915
91,000	Sitoy Group Holdings Ltd.		19,908
184,000	SmarTone Telecommunications Holdings Ltd.		241,643
20,000	Soundwill Holdings Ltd.		50,131

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

113,000	Sun Hung Kai Properties Ltd.	$	1,748,365
206,000	Sunlight Real Estate Investment Trust REIT		135,508
79,000	Swire Pacific Ltd. Class A		787,168
508,000	Swire Properties Ltd.		1,754,876
41,000	TAI Cheung Holdings Ltd.		44,651
198,000	Texwinca Holdings Ltd.		120,121
180,000	Wharf Holdings Ltd.		1,529,935
201,000	Wheelock & Co., Ltd.		1,514,634
3,628,000	Xinyi Glass Holdings Ltd.		3,748,802
28,000	Yuexiu Transport Infrastructure Ltd.		20,922

			48,011,646

	Hungary - 0.5%
16,117	MOL Hungarian Oil & Gas plc		1,396,799
66,572	OTP Bank plc		2,477,403
36,010	Wizz Air Holdings plc*(3)		1,235,961

			5,110,163

	India - 0.3%
188,500	Infosys Ltd. ADR		2,978,300

	Indonesia - 1.1%
2,089,500	Bank Negara Indonesia Persero Tbk PT		1,167,433
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT		57,026
2,342,400	Bank Rakyat Indonesia Persero Tbk PT		2,595,311
1,837,000	Panin Financial Tbk PT*		34,454
9,077,900	Perusahaan Gas Negara Persero Tbk		1,532,821
10,476,800	Telekomunikasi Indonesia Persero Tbk PT		3,682,268
1,211,400	United Tractors Tbk PT		2,736,651

			11,805,964

	Ireland - 0.0%
45,739	C&C Group plc		165,686

	Isle Of Man - 0.3%
274,921	Playtech plc		3,484,030

	Israel - 1.6%
55,745	Babylon Ltd.		30,007
499,083	Bank Hapoalim BM		3,457,049
468,638	Bank Leumi Le-Israel BM		2,251,406
247,874	Bezeq The Israeli Telecommunication Corp. Ltd.		367,852
10,220	FIBI Holdings Ltd.		231,932
40,999	First International Bank Of Israel Ltd.		748,306
235,961	Israel Discount Bank Ltd. Class A*		608,281
23,753	Kerur Holdings Ltd.		671,654
39,921	Matrix IT Ltd.		409,049
17,000	Taro Pharmaceutical Industries Ltd.*		1,943,610
201,600	Teva Pharmaceutical Industries Ltd. ADR		6,485,472

			17,204,618

	Italy - 1.5%
11,242	ACEA S.p.A.		168,749
123,811	Ascopiave S.p.A.		507,710
12,796	ASTM S.p.A.		279,479
59,935	Atlantia S.p.A.		1,823,183
24,327	Azimut Holding S.p.A.		545,055
247,903	Banca Mediolanum S.p.A.		2,167,624
194,636	Enel S.p.A.		1,110,261
380,256	Hera S.p.A.		1,229,592
13,057	La Doria S.p.A.		158,588
572,626	Mediobanca S.p.A.		5,974,559
106,168	Societa Cattolica di Assicurazioni S.c.r.l.		918,105
38,546	UniCredit S.p.A.*		757,581
57,888	Vittoria Assicurazioni S.p.A.		809,999

			16,450,485

	Japan - 16.2%
11,600	ABC-Mart, Inc.		661,444
3,300	Achilles Corp.		58,134

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

11,400	ADEKA Corp.	$	175,004
5,800	Aichi Bank Ltd.		322,659
1,300	Aichi Steel Corp.		54,407
15,800	Ajis Co., Ltd.		320,001
30,000	Akita Bank Ltd.		86,689
3,400	Amiyaki Tei Co., Ltd.		129,816
348,000	Aozora Bank Ltd.		1,337,381
34,500	Arakawa Chemical Industries Ltd.		606,142
2,200	Arcland Sakamoto Co., Ltd.		30,116
26,900	Arisawa Manufacturing Co., Ltd.		229,013
3,300	Asahi Broadcasting Corp.		24,834
18,100	Asahi Diamond Industrial Co., Ltd.		136,887
144,000	Asahi Kasei Corp.		1,644,470
611,200	Astellas Pharma, Inc.		7,783,953
19,000	Atsugi Co., Ltd.		21,203
172,000	Awa Bank Ltd.		1,129,646
1,500	Bando Chemical Industries Ltd.		15,348
245,000	Bank of Kyoto Ltd.		2,348,354
179,400	Bridgestone Corp.		7,547,626
67,000	Brother Industries Ltd.		1,709,470
12,000	Bunka Shutter Co., Ltd.		103,240
300	C Uyemura & Co., Ltd.		17,212
6,200	Canon Electronics, Inc.		120,721
1,000	Central Automotive Products Ltd.		14,113
43,700	Central Japan Railway Co.		7,032,508
229,000	Chiba Bank Ltd.		1,642,949
11,000	Chugoku Marine Paints Ltd.		85,470
2,200	Cleanup Corp.		17,713
3,100	Corona Corp.		32,519
19,000	Create SD Holdings Co., Ltd.		480,750
190,800	Daicel Corp.		2,480,039
35,000	Daiichi Jitsugyo Co., Ltd.		203,086
15,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.		188,226
36,600	Daikyonishikawa Corp.		546,647
1,800	Dainichi Co., Ltd.		13,409
89,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.		743,930
11,000	Daiwa Industries Ltd.		125,452
27,600	DTS Corp.		842,546
50,400	Dynam Japan Holdings Co., Ltd.		84,757
8,700	Eagle Industry Co., Ltd.		151,417
6,000	Eidai Co., Ltd.		28,338
24,200	EPS Holdings, Inc.		396,889
174,800	F@N Communications, Inc.		1,600,546
73,200	Feed One Co., Ltd.		160,681
23,900	First Bank of Toyama Ltd.		109,389
53,700	FJ Next Co., Ltd.		432,389
279,100	Fudo Tetra Corp.		460,757
2,400	Fuji Kosan Co., Ltd.		12,791
9,000	Fujibo Holdings, Inc.		273,068
8,400	Fujikura Kasei Co., Ltd.		49,385
65,600	Fujikura Rubber Ltd.		415,725
7,200	Fujimori Kogyo Co., Ltd.		214,504
1,600	Fujishoji Co., Ltd.		17,582
2,800	Fujitsu Frontech Ltd.		53,328
73,500	Fujitsu General Ltd.		1,551,460
1,100	FuKoKu Co., Ltd.		10,431
1,600	Future Corp.		12,942
14,200	G-Tekt Corp.		274,816
2,400	Gendai Agency, Inc.		12,300
11,600	Geo Holdings Corp.		126,828
770,400	GungHo Online Entertainment, Inc.		2,081,521
117,000	Gunma Bank Ltd.		685,498
237,400	Hachijuni Bank Ltd.		1,507,218
2,900	Hagihara Industries, Inc.		83,204
5,400	Hakudo Co., Ltd.		88,923
45,300	Heiwa Corp.		996,573

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

2,800	HI-LEX Corp.	$	73,184
28,800	Hitachi Chemical Co., Ltd.		818,777
18,100	Hosokawa Micron Corp.		879,364
10,400	I-O Data Device, Inc.		115,328
10,500	Imasen Electric Industrial		117,562
8,000	Inaba Denki Sangyo Co., Ltd.		315,100
453,800	Inpex Corp.		4,416,170
14,000	Iwatsu Electric Co., Ltd.		11,416
280,900	Iyo Bank Ltd.		2,293,564
3,900	Japan Foundation Engineering Co., Ltd.		13,794
62,100	Japan Petroleum Exploration Co., Ltd.		1,289,651
185,800	Japan Post Bank Co., Ltd.		2,386,448
144,400	Japan Tobacco, Inc.		5,017,774
38,000	JCU Corp.		1,394,405
60,600	JSR Corp.		1,067,894
5,100	Kaga Electronics Co., Ltd.		112,495
50,900	Kaken Pharmaceutical Co., Ltd.		2,709,219
6,200	Kanamoto Co., Ltd.		222,266
38,400	Kanematsu Electronics Ltd.		1,137,027
4,300	Kato Sangyo Co., Ltd.		115,822
302,800	KDDI Corp.		8,023,285
12,300	Keihin Corp.		176,984
22,800	Kimoto Co., Ltd.		51,403
40,400	Kitz Corp.		361,514
2,000	Koatsu Gas Kogyo Co., Ltd.		14,861
18,200	Konica Minolta, Inc.		150,754
23,700	Konishi Co., Ltd.		362,057
4,000	Kuriyama Holdings Corp.		78,253
34,400	Kuroda Electric Co., Ltd.		657,713
19,000	Kyodo Printing Co., Ltd.		66,494
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.		522,336
42,000	Lawson, Inc.		2,859,288
22,600	Lintec Corp.		548,650
77,000	Maeda Road Construction Co., Ltd.		1,589,790
900	Maezawa Kyuso Industries Co., Ltd.		13,087
5,700	Mars Engineering Corp.		112,852
19,000	Mazda Motor Corp.		285,623
42,700	MCJ Co., Ltd.		504,484
2,900	Meiko Network Japan Co., Ltd.		41,405
9,000	Melco Holdings, Inc.		301,304
2,900	Mie Bank Ltd.		64,926
3,100	Mitani Corp.		122,275
1,300	Mitani Sekisan Co., Ltd.		30,592
1,800	Mitsubishi Research Institute, Inc.		51,769
124,900	Mitsubishi Tanabe Pharma Corp.		2,973,329
14,000	Mitsuboshi Belting Ltd.		160,162
4,200	Mitsui Sugar Co., Ltd.		127,522
65,900	Mixi, Inc.		3,621,840
3,900	Murakami Corp.		83,972
15,700	Namura Shipbuilding Co., Ltd.		89,946
2,600	Natoco Co., Ltd.		28,253
250,100	Nexon Co., Ltd.*		5,198,194
149,300	NHK Spring Co., Ltd.		1,612,526
10,500	Nichicon Corp.		115,397
17,600	Nichiha Corp.		653,751
4,000	Nichireki Co., Ltd.		48,396
8,360	Nichirin Co., Ltd.		186,667
33,000	Nippo Corp.		671,358
10,200	Nippon Electric Glass Co., Ltd.		361,074
6,000	Nippon Hume Corp.		37,478
29,000	Nippon Road Co., Ltd.		161,979
40,900	Nippon Telegraph & Telephone Corp.		2,001,572
124,200	Nissin Electric Co., Ltd.		1,508,368
5,200	Nitta Corp.		167,008
6,200	Nittetsu Mining Co., Ltd.		347,986
19,200	Nitto Kogyo Corp.		310,984

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

19,000	Nitto Seiko Co., Ltd.	$	93,470
186,000	NOF Corp.		2,527,141
334,900	NTT DoCoMo, Inc.		7,777,046
7,700	NuFlare Technology, Inc.		412,018
34,200	Ohara, Inc.		431,626
3,500	Okinawa Cellular Telephone Co.		123,021
103,000	Okura Industrial Co., Ltd.		665,870
15,200	Osaka Organic Chemical Industry Ltd.		180,528
2,800	Pack Corp.		90,579
9,400	Paramount Bed Holdings Co., Ltd.		428,264
15,900	Pegasus Sewing Machine Manufacturing Co., Ltd.		107,106
36,000	Piolax, Inc.		994,499
46,700	Press Kogyo Co., Ltd.		219,655
1,100	Riken Corp.		51,483
9,200	Riken Keiki Co., Ltd.		173,928
9,000	Sakai Chemical Industry Co., Ltd.		36,473
15,200	San-A Co., Ltd.		677,927
2,000	Sanko Metal Industrial Co., Ltd.		60,257
13,700	Sansei Technologies, Inc.		116,562
2,000	Sansha Electric Manufacturing Co., Ltd.		10,283
33,000	Sanyo Denki Co., Ltd.		367,586
21,400	Secom Co., Ltd.		1,605,598
29,200	Sekisui Jushi Corp.		531,007
59,000	Shikoku Chemicals Corp.		755,204
12,100	Shimamura Co., Ltd.		1,504,551
97,200	Shin-Etsu Polymer Co., Ltd.		941,814
70,600	Shinnihon Corp.		575,058
1,322,000	Shinsei Bank Ltd.		2,178,989
178,000	Shizuoka Bank Ltd.		1,588,113
19,000	Shizuoka Gas Co., Ltd.		143,710
81,600	Sinko Industries Ltd.		1,246,642
9,400	Sintokogio Ltd.		98,989
3,600	SNT Corp.		23,626
94,300	Sony Corp.		3,874,251
73,500	Sony Financial Holdings, Inc.		1,270,671
13,200	SRA Holdings		361,878
4,200	St Marc Holdings Co., Ltd.		131,267
37,700	Studio Alice Co., Ltd.		885,315
186,900	Subaru Corp.		6,742,798
5,200	Sumitomo Densetsu Co., Ltd.		82,819
40,900	Sumitomo Mitsui Financial Group, Inc.		1,578,158
110,900	Sumitomo Rubber Industries Ltd.		1,923,026
10,800	Sumitomo Seika Chemicals Co., Ltd.		542,995
3,000	Suncall Corp.		17,484
25,900	Suzuki Motor Corp.		1,227,694
38,000	T RAD Co., Ltd.		120,072
1,200	T&K Toka Co., Ltd.		13,164
18,000	T-Gaia Corp.		360,231
4,900	Tachi-S Co., Ltd.		89,392
212,000	Taisei Corp.		2,029,270
6,800	Takara Standard Co., Ltd.		114,176
57,000	Takisawa Machine Tool Co., Ltd.		90,912
20,600	Tatsuta Electric Wire and Cable Co., Ltd.		132,066
38,000	Tayca Corp.		336,097
127,300	Toagosei Co., Ltd.		1,535,498
10,000	Togami Electric Manufacturing Co., Ltd.		43,873
1,800	Tokai Corp.		79,538
86,800	TOKAI Holdings Corp.		667,488
2,030	Token Corp.		258,085
22,000	Tokyo Tekko Co., Ltd.		90,551
492,000	Tosoh Corp.		5,825,344
361,000	Towa Bank Ltd.		402,067
9,300	Toyo Machinery & Metal Co., Ltd.		67,183
15,100	Toyota Boshoku Corp.		315,356
10,600	TPR Co., Ltd.		334,739
23,900	TS Tech Co., Ltd.		708,338

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6,700	Unipres Corp.	$	155,824
3,100	Utoc Corp.		12,541
92,000	Wakita & Co., Ltd.		1,037,576
12,900	Yahagi Construction Co., Ltd.		106,896
129,000	Yamanashi Chuo Bank Ltd.		526,920
22,900	Yamazen Corp.		235,096
3,000	Yodogawa Steel Works Ltd.		82,491
18,700	Yorozu Corp.		315,640
7,000	Yuasa Trading Co., Ltd.		224,283

			176,610,794

	Jersey - 0.0%
158,081	Highland Gold Mining Ltd.		305,737

	Luxembourg - 0.3%
11,748	RTL Group S.A.		913,947
74,169	SES S.A.		1,744,765

			2,658,712

	Malaysia - 0.4%
48,400	AFFIN Holdings Bhd		29,052
606,800	AMMB Holdings Bhd		701,253
100,480	Berjaya Sports Toto Bhd		55,855
63,800	British American Tobacco Malaysia Bhd		655,658
35,200	Lingkaran Trans Kota Holdings Bhd		48,589
91,700	Padini Holdings Bhd		80,102
1,413,000	Petronas Chemicals Group Bhd		2,295,526
513,900	Westports Holdings Bhd		447,705

			4,313,740

	Mexico - 0.5%
1,303,700	Gentera S.A.B. de C.V.		1,977,245
313,700	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		1,981,495
549,200	Kimberly-Clark de Mexico S.A.B. de C.V. Class A		1,104,415
39,080	Promotora y Operadora de Infraestructura S.A.B. de C.V.		428,744
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*		23

			5,491,922

	Netherlands - 0.9%
18,625	Aegon N.V.		104,401
16,581	BE Semiconductor Industries N.V.		1,078,570
100,345	BinckBank N.V.		551,965
23,778	Euronext N.V.(3)		1,389,576
31,528	Gemalto N.V.		1,606,074
9,287	Koninklijke Vopak N.V.		442,176
59,577	NN Group N.V.		2,414,886
74,000	Royal Dutch Shell plc Class A		2,093,452

			9,681,100

	New Zealand - 0.3%
66,740	SKY Network Television Ltd.		165,903
418,554	Trade Me Group Ltd.		1,720,915
387,080	Trade Me Group Ltd.		1,584,837

			3,471,655

	Norway - 2.1%
294,610	Kvaerner ASA*		430,009
503,758	Leroy Seafood Group ASA		2,923,975
226,771	Marine Harvest ASA*		4,227,803
97,226	Salmar ASA		2,527,720
100,425	SpareBank 1 Nord Norge		748,414
181,743	Statoil ASA		3,415,691
344,127	Telenor ASA		6,869,992
100,950	TGS Nopec Geophysical Co. ASA		2,133,340

			23,276,944

	Philippines - 0.3%
9,375,100	DMCI Holdings, Inc.		2,991,263

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

131,200	Manila Electric Co.	$	725,422

			3,716,685

	Poland - 0.4%
42,667	KGHM Polska Miedz S.A.		1,451,588
25,180	Polski Koncern Naftowy Orlen S.A.		745,514
1,225,282	Polskie Gornictwo Naftowe i Gazownictwo S.A.		2,277,256

			4,474,358

	Russia - 0.7%
324,116	Gazprom PJSC ADR		1,261,696
38,502	Lukoil PJSC ADR		1,814,984
27,400	Mobile TeleSystems PJSC ADR		234,818
15,504	Novatek PJSC GDR		1,624,377
319,288	Surgutneftegas OJSC ADR		1,391,375
43,962	Tatneft PJSC ADR		1,695,209

			8,022,459

	Singapore - 1.4%
14,100	Boustead Projects Ltd.*		9,728
226,600	Cache Logistics Trust REIT		147,940
566,600	CapitaLand Commerical Trust REIT		718,794
615,100	CapitaLand Mall Trust REIT		911,838
493,500	CapitaLand Retail China Trust REIT		604,516
891,000	ComfortDelGro Corp. Ltd.		1,518,097
299,100	First Resources Ltd.		412,454
2,200	Haw Par Corp. Ltd.		17,055
830,400	M1 Ltd.		1,105,988
639,300	Mapletree Greater China Commercial Trust REIT		523,539
734,200	Mapletree Industrial Trust REIT		1,004,841
1,081,000	Singapore Telecommunications Ltd.		3,164,338
1,633,900	Singapore Telecommunications Ltd.		4,783,599
263,350	UMS Holdings Ltd.		205,860
49,000	UOL Group Ltd.		285,103

			15,413,690

	South Africa - 2.0%
52,712	AECI Ltd.		423,976
42,267	Assore Ltd.		684,739
94,332	Exxaro Resources Ltd.		778,945
154,300	Harmony Gold Mining Co., Ltd. ADR		279,283
583,264	Investec plc		4,428,718
117,910	Kumba Iron Ore Ltd.*		1,759,924
901,989	Life Healthcare Group Holdings Ltd.		1,733,543
1,048,541	MMI Holdings Ltd.		1,642,976
98,653	Mondi plc		2,598,464
67,530	Mr. Price Group Ltd.		887,454
201,354	RMB Holdings Ltd.		971,782
55,159	Tiger Brands Ltd.		1,672,382
388,853	Truworths International Ltd.		2,230,658
116,603	Vodacom Group Ltd.		1,575,628

			21,668,472

	South Korea - 4.4%
11,375	Amotech Co., Ltd.*		274,501
490	Daechang Forging Co., Ltd.		28,724
240	Dongil Industries Co., Ltd.		16,085
2,098	Dongyang E&P, Inc.		24,636
42,710	DoubleUGames Co., Ltd.		2,403,371
5,220	e-LITECOM Co., Ltd.		43,475
4,600	Eugene Technology Co., Ltd.		70,434
482	GS Home Shopping, Inc.		101,361
39,205	Hana Financial Group, Inc.		1,788,812
67,482	Hankook Tire Co., Ltd.		3,771,089
30,971	Huchems Fine Chemical Corp.		690,274
1,096	Hy-Lok Corp.		22,570
1,427	Hyundai Home Shopping Network Corp.		175,891
7,810	Hyundai Hy Communications & Network Co., Ltd.		29,173

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

8,891	Hyundai Mobis Co., Ltd.	$	1,953,949
1,256	Hyundai Motor Co.		162,596
2,366	INTOPS Co., Ltd.		24,811
1,950	Kangnam Jevisco Co., Ltd.		70,573
51,605	Kangwon Land, Inc.		1,706,694
53,312	KB Financial Group, Inc.		2,834,609
20,468	Kia Motors Corp.		668,828
52,149	KT&G Corp.		5,311,828
12,016	Lotte Chemical Corp.		3,956,094
100	Mi Chang Oil Industrial Co., Ltd.		8,006
198,668	Mirae Asset Daewoo Co., Ltd.		1,927,178
12,213	POSCO Chemtech Co., Ltd.		228,591
2,856	Sammok S-Form Co., Ltd.		35,052
3,576	Samsung Electronics Co., Ltd.		7,690,113
520	Sebang Co., Ltd.		6,900
2,829	Sebang Global Battery Co., Ltd.		97,961
630	Sewon Precision Industry Co., Ltd.		9,289
22,752	SFA Engineering Corp.		763,246
16,437	Shinhan Financial Group Co., Ltd.		781,201
4,058	Silicon Works Co., Ltd.		129,141
38,257	SK Hynix, Inc.		2,249,219
6,388	SK Innovation Co., Ltd.		1,008,192
25,263	SK Telecom Co., Ltd.		6,246,319
30,815	YeaRimDang Publishing Co., Ltd.*		266,556
4,700	Yoosung Enterprise Co., Ltd.		17,136

			47,594,478

	Spain - 0.9%
38,061	Cia de Distribucion Integral Logista Holdings S.A.		984,487
7,844	Corp. Financiera Alba S.A.		491,680
48,728	Endesa S.A.		1,153,554
25,895	Grupo Catalana Occidente S.A.		1,151,968
213,115	Red Electrica Corp. S.A.		4,565,646
78,735	Repsol S.A.		1,318,638

			9,665,973

	Sweden - 2.1%
94,837	Alfa Laval AB		2,118,049
102,692	Axfood AB		1,729,499
53,511	Bure Equity AB		657,447
101,485	Industrivarden AB Class C		2,461,564
123,641	Intrum Justitia AB		4,023,193
70,229	Investor AB Class B		3,330,604
10,292	JM AB		361,240
16,611	Kinnevik AB Class B		509,946
23,009	Loomis AB Class B		854,951
98,108	SKF AB Class B		1,950,009
139,237	Swedish Match AB		4,897,428

			22,893,930

	Switzerland - 3.3%
59,637	ABB Ltd.		1,397,075
153,271	Credit Suisse Group AG*		2,356,033
13,856	Nestle S.A.		1,169,578
84,034	Novartis AG		7,157,824
31,343	Roche Holding AG		7,935,085
63,751	Swiss Re AG		6,146,373
10,041	Swisscom AG		4,907,658
303,503	UBS Group AG*		5,278,058

			36,347,684

	Taiwan - 4.7%
10,000	104 Corp.		49,527
71,710	Ardentec Corp.		66,403
408,000	Catcher Technology Co., Ltd.		4,689,105
292,455	Chicony Electronics Co., Ltd.		752,490
626,000	China Motor Corp.		540,900

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,140,000	Chunghwa Telecom Co., Ltd.	$	3,853,427
97,000	Cleanaway Co., Ltd.		557,355
28,080	CviLux Corp.		30,042
49,420	Cyberlink Corp.		103,813
119,000	Delta Electronics, Inc.		632,319
40,000	Draytek Corp.		42,606
28,800	Elite Advanced Laser Corp.		118,266
517,000	Elite Material Co., Ltd.		2,556,997
133,000	Everlight Electronics Co., Ltd.		202,311
685,000	Far EasTone Telecommunications Co., Ltd.		1,656,075
11,000	Flytech Technology Co., Ltd.		35,629
686,000	Formosa Chemicals & Fibre Corp.		2,066,857
1,306,440	Foxconn Technology Co., Ltd.		3,928,043
130,000	General Interface Solution Holding Ltd.		1,246,289
335,000	Grape King Bio Ltd.		2,123,012
141,000	Greatek Electronics, Inc.		238,973
35,000	Hanpin Electron Co., Ltd.		44,904
34,000	Holiday Entertainment Co., Ltd.		56,525
966,700	Hon Hai Precision Industry Co., Ltd.		3,759,568
185,000	Hu Lane Associate, Inc.		1,102,828
19,000	KD Holding Corp.		105,711
301,000	King’s Town Bank Co., Ltd.		311,048
134,000	Kinsus Interconnect Technology Corp.		361,171
182,000	LCY Chemical Corp.		264,109
343,000	Lien Hwa Industrial Corp.		319,192
439,257	Lite-On Technology Corp.		710,901
65,000	Lumax International Corp. Ltd.		114,687
11,000	Microlife Corp.		25,641
85,000	New Era Electronics Co., Ltd.		57,693
418,000	Novatek Microelectronics Corp.		1,589,511
173,000	Phison Electronics Corp.		2,403,316
40,000	Polytronics Technology Corp.		77,100
139,000	Quanta Computer, Inc.		329,563
3,841	Raydium Semiconductor Corp.		7,923
67,470	Realtek Semiconductor Corp.		252,463
281,000	Simplo Technology Co., Ltd.		892,694
32,000	Sirtec International Co., Ltd.		47,356
91,000	St Shine Optical Co., Ltd.		1,874,797
111,000	Taiwan Hon Chuan Enterprise Co., Ltd.		200,708
69,000	Taiwan Semiconductor Co., Ltd.		93,439
213,100	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		7,663,076
32,000	Thinking Electronic Industrial Co., Ltd.		99,776
216,000	Transcend Information, Inc.		639,651
185,000	Tripod Technology Corp.		603,957
94,000	TXC Corp.		135,892
300,000	United Integrated Services Co., Ltd.		564,397
329,000	Yageo Corp.		1,252,935

			51,452,971

	Thailand - 1.2%
213,300	Bangkok Bank PCL NVDR		1,150,549
479,200	Glow Energy PCL NVDR		1,166,259
210,800	Hana Microelectronics PCL NVDR		254,513
1,069,400	PTT Exploration & Production PCL NVDR		2,830,328
246,600	PTT PCL NVDR		2,876,080
594,100	Ratchaburi Electricity Generating Holding PCL NVDR		963,930
144,100	Siam Cement PCL NVDR		2,190,313
195,100	Siam Commercial Bank PCL NVDR		861,916
441,400	Thai Oil PCL NVDR		1,137,828

			13,431,716

	Turkey - 0.9%
1,310,827	Enka Insaat ve Sanayi AS		2,056,910
304,614	Eregli Demir ve Celik Fabrikalari T.A.S.		679,147
309,722	Soda Sanayii AS		501,702
304,057	TAV Havalimanlari Holding AS		1,842,730
655,897	Turkiye Garanti Bankasi AS		1,964,205

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

300,922	Turkiye Halk Bankasi AS	$	1,291,066
471,700	Turkiye Is Bankasi		1,015,415

			9,351,175

	United Kingdom - 12.2%
298,799	Acacia Mining plc		687,367
146,399	Aggreko plc		1,636,616
325,581	Ashmore Group plc		1,545,640
32,036	AstraZeneca plc		1,909,443
1,544,832	Barclays plc		4,142,083
121,815	Barratt Developments plc		989,346
274,315	Beazley plc		1,853,846
40,266	Bellway plc		1,695,547
30,393	Berkeley Group Holdings plc		1,401,676
259,078	Brewin Dolphin Holdings plc		1,227,909
113,898	British American Tobacco plc		7,085,109
882,997	BT Group plc		3,654,104
40,239	Burberry Group plc		907,690
146,348	Capita plc		1,271,605
48,958	Close Brothers Group plc		995,461
17,301	Computacenter plc		202,018
271,571	Crest Nicholson Holdings plc		1,927,713
29,019	Dart Group plc		186,174
69,621	Debenhams plc		39,499
8,910	Derwent London plc REIT		334,772
336,267	Direct Line Insurance Group plc		1,661,866
165,262	Dunelm Group plc		1,312,641
167,362	GKN plc		710,009
315,150	GlaxoSmithKline plc		6,273,680
158,622	Greggs plc		2,302,145
213,767	Halfords Group plc		939,772
225,245	Howden Joinery Group plc		1,263,367
499,042	HSBC Holdings plc		4,997,860
245,200	HSBC Holdings plc		2,457,097
203,011	IG Group Holdings plc		1,705,214
127,817	IMI plc		2,029,781
133,162	Imperial Brands plc		5,484,048
25,901	Inchcape plc		274,561
623,451	Indivior plc		3,156,047
324,139	Informa plc		2,972,948
1,748,127	ITV plc		3,997,623
129,513	JD Sports Fashion plc		612,193
310,418	Jupiter Fund Management plc		2,184,047
2,310,559	Legal & General Group plc		8,181,038
1,687,660	Lloyds Banking Group plc		1,459,045
125,584	Marks & Spencer Group plc		533,747
659,770	Meggitt plc		4,379,066
118,240	Micro Focus International plc		3,481,971
24,974	Millennium & Copthorne Hotels plc		150,881
308,404	Mitie Group plc		1,083,190
44,577	Next plc		2,323,596
873,873	Ophir Energy plc*		841,215
3,585,002	Pan African Resources plc		650,382
32,513	PayPoint plc		384,363
69,144	Persimmon plc		2,284,582
433,598	QinetiQ Group plc		1,379,137
348,750	Restaurant Group plc		1,538,711
62,142	Rio Tinto Ltd.		3,275,845
72,025	Rio Tinto plc		3,375,597
811,450	Royal Bank of Scotland Group plc*		2,660,387
81,094	Royal Mail plc		431,207
130,289	Smiths Group plc		2,638,986
288,231	Soco International plc		461,104
7,930	Staffline Group plc		127,019
169,146	Standard Chartered plc*		1,890,759
94,557	Subsea 7 S.A.		1,401,133

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

510,099	Taylor Wimpey plc		$	1,281,165
48,905	Ultra Electronics Holdings plc			1,351,661
541,092	William Hill plc			1,788,362
296,743	WPP plc			6,051,714
3,706	Zytronic plc			27,382

				133,461,762

	United States - 0.2%
299,100	Alacer Gold Corp.*			499,000
393,300	Argonaut Gold, Inc.*			690,858
151,200	Tahoe Resources, Inc.			827,097

				2,016,955

	Total Common Stocks (cost $898,804,057)		$	983,879,585

Closed End Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
17,811	Tetragon Financial Group Ltd.			230,652

	Total Closed End Funds (cost $196,187)		$	230,652

	Total Long-Term Investments (cost $899,000,244)		$	984,110,237
Short-Term Investments - 8.6%
	Other Investment Pools & Funds - 4.0%
43,733,793	Morgan Stanley Treasury Securities Portfolio, Institutional Class		$	43,733,793

	U.S. Treasury Bills - 4.6%
50,000,000	U.S. Treasury Bills 0.93% 08/17/2017			49,978,400

	Total Short-Term Investments (cost $93,712,193)		$	93,712,193

	Total Investments (cost $992,712,437)^	98.7%	$	1,077,822,430
	Other Assets & Liabilities	1.3%		13,865,910

	Total Net Assets	100.0%	$	1,091,688,340

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	105,100,011
Unrealized Depreciation		(19,990,018)

Net Unrealized Appreciation	$	85,109,993

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $794,029, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Period Acquired	Shares/ Par	Security		Cost
	06/2012	221,016	Asian Citrus Holdings Ltd.	$	113,181
	06/2008	22,416	BGP Holdings plc		—
	07/2013	510,000	China Lumena New Materials Corp.		98,067
	10/2012	80,000	China Taifeng Beddings Holdings Ltd.		22,473
	12/2016	2,847,483	Piraeus Bank S.A.		647,364

				$	881,085

	At July 31, 2017, the aggregate value of these securities was $794,029, which represents 0.1% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $11,856,098, which represented 1.1% of total net assets.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	833	09/15/2017	$78,809,869	$80,755,185	$1,945,316

Total futures contracts					$1,945,316

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
GBP	Sell	08/23/17	UBS	$16,955,498	$17,400,151	$(444,653)
TRY	Sell	08/23/17	CBK	4,769,792	4,896,882	(127,090)
ZAR	Sell	08/23/17	CBK	1,296,257	1,319,490	(23,233)

Total						$(594,976)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
UBS	UBS AG

Currency Abbreviations:
GBP	British Pound
TRY	Turkish Lira
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$37,358,139	$341,241	$37,016,539	$359
Austria	6,764,092	900,251	5,863,841	—
Belgium	4,737,471	1,658,901	3,078,570	—
Brazil	13,621,789	13,621,789	—	—
Cambodia	103,405	—	103,405	—
Canada	38,018,852	38,018,852	—	—
Cayman Islands	946,158	—	946,158	—
Chile	4,826,645	4,826,645	—	—
China	38,880,767	3,691,225	35,189,542	—
Denmark	15,491,917	4,575,022	10,916,895	—
Finland	6,472,774	—	6,472,774	—
France	62,005,328	241,365	61,763,963	—
Gabon	103,530	103,530	—	—
Germany	42,611,210	104,225	42,506,985	—
Greece	1,403,704	625,708	—	777,996
Hong Kong	48,011,646	4,893,146	43,102,826	15,674
Hungary	5,110,163	—	5,110,163	—
India	2,978,300	2,978,300	—	—
Indonesia	11,805,964	2,736,651	9,069,313	—
Ireland	165,686	165,686	—	—
Isle Of Man	3,484,030	3,484,030	—	—
Israel	17,204,618	9,498,595	7,706,023	—
Italy	16,450,485	2,842,630	13,607,855	—
Japan	176,610,794	163,574	176,447,220	—
Jersey	305,737	—	305,737	—
Luxembourg	2,658,712	—	2,658,712	—
Malaysia	4,313,740	1,316,961	2,996,779	—
Mexico	5,491,922	5,491,922	—	—
Netherlands	9,681,100	—	9,681,100	—
New Zealand	3,471,655	165,903	3,305,752	—
Norway	23,276,944	—	23,276,944	—
Philippines	3,716,685	3,716,685	—	—
Poland	4,474,358	—	4,474,358	—
Russia	8,022,459	2,049,802	5,972,657	—
Singapore	15,413,690	614,244	14,799,446	—
South Africa	21,668,472	5,261,632	16,406,840	—
South Korea	47,594,478	585,872	47,008,606	—
Spain	9,665,973	1,476,167	8,189,806	—
Sweden	22,893,930	854,951	22,038,979	—
Switzerland	36,347,684	—	36,347,684	—
Taiwan	51,452,971	7,825,312	43,627,659	—
Thailand	13,431,716	—	13,431,716	—
Turkey	9,351,175	—	9,351,175	—
United Kingdom	133,461,762	13,121,356	120,340,406	—
United States	2,016,955	2,016,955	—	—
Closed End Funds	230,652	230,652	—	—
Short-Term Investments	93,712,193	43,733,793	49,978,400	—
Futures Contracts(2)	1,945,316	1,945,316	—	—

Total	$1,079,767,746	$185,878,889	$893,094,828	$794,029

Liabilities
Foreign Currency Contracts(2)	$(594,976)	$—	$(594,976)	$—

Total	$(594,976)	$—	$(594,976)	$—

(1)	For the period ended July 31, 2017, investments valued at $2,585,363 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $11,144,502 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Stock Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.5%
	Australia - 3.4%
182,397	BHP Billiton plc	$	3,325,828
411,215	Brambles Ltd.		3,040,431

			6,366,259

	Brazil - 1.2%
148,100	Telefonica Brasil S.A. (Preference Shares)		2,218,401

	Canada - 2.3%
94,291	Goldcorp, Inc.		1,238,054
58,288	Toronto-Dominion Bank		3,004,748

			4,242,802

	China - 3.1%
19,328	Alibaba Group Holding Ltd. ADR*		2,994,874
70,200	Tencent Holdings Ltd.		2,801,960

			5,796,834

	France - 4.4%
27,268	Cie de Saint-Gobain		1,513,011
22,388	Essilor International S.A.		2,834,469
15,248	LVMH Moet Hennessy Louis Vuitton SE		3,830,123

			8,177,603

	Germany - 17.1%
34,674	BASF SE		3,300,962
44,205	Bayer AG		5,599,057
35,741	Bayerische Motoren Werke AG		3,283,862
17,906	Continental AG		4,033,640
149,674	Deutsche Telekom AG		2,734,354
31,104	Fresenius Medical Care AG & Co. KGaA		2,933,121
58,146	GEA Group AG		2,363,121
60,472	Infineon Technologies AG		1,313,226
18,358	Linde AG		3,501,985
28,433	SAP SE		3,010,633

			32,073,961

	Hong Kong - 4.1%
611,400	AIA Group Ltd.		4,808,970
69,428	Jardine Strategic Holdings Ltd.		2,831,050

			7,640,020

	India - 1.4%
91,972	HDFC Bank Ltd.		2,645,416

	Indonesia - 0.8%
1,113,900	Bank Central Asia Tbk PT		1,563,968

	Israel - 1.8%
32,687	Check Point Software Technologies Ltd.*		3,457,631

	Italy - 2.4%
1,290,737	Intesa Sanpaolo S.p.A.		4,443,269

	Japan - 16.6%
75,400	Bridgestone Corp.		3,172,191
123,400	KDDI Corp.		3,269,727
6,200	Keyence Corp.		2,863,868
182,400	Kubota Corp.		3,167,394
172,900	ORIX Corp.		2,743,650
190,700	Recruit Holdings Co., Ltd.		3,300,955
203,400	Sekisui Chemical Co., Ltd.		3,746,697
47,100	Shiseido Co., Ltd.		1,663,732
9,600	SMC Corp.		3,051,909
36,400	Subaru Corp.		1,313,204
75,500	Sumitomo Mitsui Financial Group, Inc.		2,913,226

			31,206,553

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Netherlands - 3.9%
17,340	ASML Holding N.V.	$	2,614,891
169,963	Royal Dutch Shell plc Class A		4,808,235

			7,423,126

	Norway - 3.7%
209,837	DNB ASA		4,122,139
449,441	Norsk Hydro ASA		2,900,038

			7,022,177

	Singapore - 1.9%
422,600	Oversea-Chinese Banking Corp. Ltd.		3,539,426

	South Korea - 1.3%
3,406	NAVER Corp.		2,445,598

	Spain - 1.5%
322,293	Banco Bilbao Vizcaya Argentaria S.A.		2,916,005

	Sweden - 3.3%
103,052	Assa Abloy AB Class B		2,207,677
144,884	Elekta AB Class B		1,394,477
130,399	SKF AB Class B		2,591,829

			6,193,983

	Switzerland - 9.2%
18,353	Lonza Group AG*		4,362,042
69,232	Nestle S.A.		5,843,839
15,135	Roche Holding AG		3,831,717
189,268	UBS Group AG*		3,291,458

			17,329,056

	Taiwan - 1.5%
394,000	Taiwan Semiconductor Manufacturing Co., Ltd.		2,785,146

	United Kingdom - 11.3%
213,432	Antofagasta plc		2,665,345
489,964	Aviva plc		3,482,677
124,229	Burberry Group plc		2,802,292
144,623	Diageo plc		4,670,883
3,645,562	Lloyds Banking Group plc		3,151,724
45,105	Reckitt Benckiser Group plc		4,385,437

			21,158,358

	United States - 3.3%
1,817	Priceline Group, Inc.*		3,685,785
605,100	Samsonite International S.A.		2,534,000

			6,219,785

	Total Common Stocks (cost $152,530,770)	$	186,865,377

	Total Long-Term Investments (cost $152,530,770)	$	186,865,377

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
2,674,942	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$	2,674,942

	Total Short-Term Investments (cost $2,674,942)	$	2,674,942

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $155,205,712)^	100.9%	$189,540,319
Other Assets and Liabilities	(0.9)%	(1,690,271)

Total Net Assets	100.0%	$187,850,048

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	36,169,595
Unrealized Depreciation		(1,834,988)

Net Unrealized Appreciation	$	34,334,607

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt

Hartford Schroders International Stock Fund
Schedule of Investments July 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$6,366,259	$—	$6,366,259	$—
Brazil	2,218,401	2,218,401	—	—
Canada	4,242,802	4,242,802	—	—
China	5,796,834	2,994,874	2,801,960	—
France	8,177,603	—	8,177,603	—
Germany	32,073,961	—	32,073,961	—
Hong Kong	7,640,020	—	7,640,020	—
India	2,645,416	2,645,416	—	—
Indonesia	1,563,968	—	1,563,968	—
Israel	3,457,631	3,457,631	—	—
Italy	4,443,269	—	4,443,269	—
Japan	31,206,553	—	31,206,553	—
Netherlands	7,423,126	—	7,423,126	—
Norway	7,022,177	—	7,022,177	—
Singapore	3,539,426	—	3,539,426	—
South Korea	2,445,598	—	2,445,598	—
Spain	2,916,005	—	2,916,005	—
Sweden	6,193,983	—	6,193,983	—
Switzerland	17,329,056	—	17,329,056	—
Taiwan	2,785,146	—	2,785,146	—
United Kingdom	21,158,358	—	21,158,358	—
United States	6,219,785	3,685,785	2,534,000	—
Short-Term Investments	2,674,942	2,674,942	—	—

Total	$189,540,319	$21,919,851	$167,620,468	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Asset & Commercial Mortgage Backed Securities - 1.1%
		Asset-Backed - Finance & Insurance - 1.1%
$	441,007	CLI Funding V LLC 3.29% 06/18/2029(1)	$	441,082
	679,778	Cronos Containers Program I Ltd. 3.27% 11/18/2029(1)		679,585
	694,542	TAL Advantage V LLC 3.51% 02/22/2039(1)		695,603
	638,637	Towd Point Mortgage Trust 2.75% 04/25/2057(1)(2)		644,790

				2,461,060

		Total Asset & Commercial Mortgage Backed Securities (cost $2,412,268)	$	2,461,060

Corporate Bonds - 7.9%
		Agriculture - 0.2%
		Reynolds American, Inc.
$	182,000	5.70%, 08/15/2035	$	216,825
	256,000	5.85%, 08/15/2045		311,049

				527,874

		Auto Manufacturers - 0.6%
	1,216,000	Ford Motor Credit Co. LLC 4.39% 01/08/2026		1,260,524

		Commercial Banks - 2.8%
	580,000	Bank of America NA 6.00% 10/15/2036		730,556
	1,183,000	Barclays plc 4.38% 01/12/2026		1,238,589
	8,000	Citigroup, Inc. 6.88%, 06/01/2025		9,671
	1,430,000	8.13%, 07/15/2039		2,204,245
	1,345,000	HSBC Holdings plc 2.95% 05/25/2021		1,370,390
	834,000	UBS Group Funding Switzerland AG 3.00% 04/15/2021(1)		849,893

				6,403,344

		Food - 0.2%
	398,000	Kraft Heinz Foods Co. 5.20% 07/15/2045		431,518

		Insurance - 0.7%
	730,000	Aflac, Inc. 6.45% 08/15/2040		959,747
	725,000	American International Group, Inc. 3.30% 03/01/2021		749,535

				1,709,282

		Oil & Gas - 1.2%
	990,000	Marathon Petroleum Corp. 4.75% 09/15/2044		964,518
	1,845,000	Noble Energy, Inc. 3.90% 11/15/2024		1,896,952

				2,861,470

		Pipelines - 1.7%
	791,000	Energy Transfer L.P. 5.20% 02/01/2022		858,694
	900,000	Enterprise Products Operating LLC 5.10% 02/15/2045		997,575
	997,000	Kinder Morgan Energy Partners L.P. 5.80% 03/15/2035		1,071,063
	901,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60% 11/01/2024		883,328

				3,810,660

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		REITS - 0.5%
$	1,199,000	American Tower Corp. 3.30% 02/15/2021	$	1,234,356

		Total Corporate Bonds (cost $15,878,317)	$	18,239,028

Municipal Bonds - 83.2%
		Alabama - 0.3%
$	580,000	Alabama Housing Finance Auth. 1.35% 01/01/2020(2)	$	579,832

		Arizona - 1.5%
	2,360,000	Salt River, AZ, Project Agricultural Improvement & Power Dist 5.00% 01/01/2039		2,483,050
		Scottsdale, AZ, Municipal Property Corp.
	100,000	5.00%, 07/01/2030		125,373
	600,000	5.00%, 07/01/2034		770,970

				3,379,393

		California - 18.1%
	2,515,000	Bay Area, CA, Toll Auth Bridge Rev 5.00% 04/01/2043		2,830,758
	220,000	California Educational Facs Auth 5.25% 04/01/2040		298,762
	585,000	California Health Facs Financing Auth 5.00% 11/01/2027		733,268
	1,980,000	California Public Finance Auth 1.45% 12/01/2019(2)		1,985,326
		California State Communities DA Rev
	475,000	1.25%, 08/01/2019(2)		475,679
	700,000	2.63%, 11/01/2033(2)		724,185
	500,000	California State, GO 6.00% 11/01/2039		553,920
	20,000	East Side, CA, Union High School Dist GO 5.25% 02/01/2024		24,736
		Escondido, CA, Union High School Dist GO
	2,000,000	0.00%, 08/01/2041(3)		771,240
	1,500,000	0.00%, 08/01/2046(3)		460,620
	50,000	Hacienda La Puente, CA, USD GO 5.00% 08/01/2019		54,023
	400,000	Imperial Irrigation Dist Electric System Rev 5.13% 11/01/2038		420,964
	75,000	Los Angeles, CA, Department of Water & Power 5.00% 07/01/2039		78,748
		Los Angeles, CA, USD GO
	60,000	5.00%, 07/01/2019		64,686
	390,000	5.00%, 07/01/2022		434,405
	1,000,000	Merced Union High School Dist GO 0.00% 08/01/2034(3)		544,420
	4,675,000	Moreno Valley, CA, USD GO 0.00% 08/01/2025(3)		3,863,233
	2,820,000	Mount San Antonio, CA, Community College Dist 0.00% 04/01/2022(3)		2,636,362
	315,000	Murrieta Valley, CA, USD Public FA GO 0.00% 09/01/2020(3)		298,916
	200,000	North Orange County, CA, Community College Dist GO 0.00% 08/01/2028(3)		150,714
	50,000	Orange, CA, Redevelopment Agency 5.00% 09/01/2022		58,525
	6,110,000	Pasadena, CA, ISD GO 0.83% 02/01/2035(2)		6,110,000
	300,000	Rialto, CA, USD GO 0.00% 08/01/2029(3)		207,924
	345,000	Riverside County, CA, Transportation Commission 5.25% 06/01/2039		402,660
	2,580,000	Sacramento, CA, Municipal Utility Dist 5.00% 08/15/2041		2,964,033

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,000,000	San Diego County, CA, Regional Transportation Commission 0.77% 04/01/2038	$	3,000,000
	1,075,000	San Diego, CA, Community College Dist GO 5.00% 08/01/2043		1,236,014
		San Diego, CA, USD GO
	3,445,000	0.00%, 07/01/2042(3)		1,309,789
	1,290,000	0.00%, 07/01/2043(3)		468,193
	1,595,000	San Francisco, CA, Public Utilities Commission Water Rev 5.00% 11/01/2041		1,802,621
		San Joaquin County, CA, Transportation Auth
	140,000	4.00%, 03/01/2019		146,761
	315,000	6.00%, 03/01/2036		369,123
	100,000	Southern California Metropolitan Water Dist 5.75% 07/01/2021		112,404
	3,710,000	State of California GO 5.00% 08/01/2046		4,342,147
		University of California
	525,000	5.00%, 05/15/2038		604,401
	1,000,000	5.25%, 05/15/2039		1,076,400

				41,615,960

		Connecticut - 0.3%
	320,000	Connecticut State Health & Educational Facs Auth 5.00% 07/01/2040		331,728
	290,000	Norwalk, CT, Housing Auth 1.25% 08/01/2018(2)		290,392

				622,120

		District of Columbia - 0.4%
	230,000	District of Columbia Water & Sewer Auth 5.00% 10/01/2044		261,089
	600,000	District of Columbia, GO 5.00% 06/01/2032		724,644

				985,733

		Florida - 5.0%
	4,710,000	Florida State, JEA Electric System Rev 0.83% 10/01/2036(2)		4,710,000
	1,200,000	Highlands County, FL, Health Facs Auth 0.81% 11/15/2035(2)		1,200,000
	1,840,000	Miami-Dade County, FL, Transit System 5.00% 07/01/2042		2,082,218
	1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00% 10/01/2042		2,176,999
	1,200,000	State Board of Administration Finance Corp., FL 2.64% 07/01/2021		1,209,912

				11,379,129

		Georgia - 1.5%
	2,740,000	Burke County, GA, DA Rev 1.85% 12/01/2049(2)		2,740,027
	75,000	Georgia State Road & Tollway Auth 5.00% 10/01/2021		86,699
	420,000	Metropolitan Atlanta, GA, Rapid Transit Auth 5.25% 07/01/2029		534,853

				3,361,579

		Illinois - 6.8%
	390,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25% 12/01/2032		485,706
	1,060,000	Chicago, IL, O’Hare International Airport 5.25% 01/01/2032		1,278,392
	1,145,000	Chicago, IL, Transit Auth 5.00% 06/01/2025		1,350,894
	135,000	City of Chicago, IL, GO 5.25% 01/01/2020		144,253
	465,000	Illinois State 5.50% 07/01/2038		490,361

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	520,000	Illinois State Finance Auth Rev 5.00% 11/15/2023	$	617,406
	6,000,000	Illinois State Toll Highway Auth 0.84% 01/01/2031(2)		6,000,000
	2,300,000	Illinois State, GO 5.00% 06/01/2019		2,403,707
		Metropolitan Pier & Exposition Auth, IL
	770,000	0.00%, 12/15/2017(3)		764,672
	80,000	0.00%, 06/15/2020(3)		74,564
	1,445,000	0.00%, 06/15/2046(3)		401,045
	5,130,000	0.00%, 06/15/2047(3)		1,357,962
	330,000	5.00%, 06/15/2050		342,009

				15,710,971

		Indiana - 1.8%
		Indiana Finance Auth
	4,000,000	0.82%, 11/01/2039(2)		4,000,000
	225,000	5.00%, 12/01/2019		245,437

				4,245,437

		Louisiana - 0.1%
	255,000	Louisiana State Gasoline & Fuels Tax Rev 5.00% 05/01/2045		276,249

		Massachusetts - 11.3%
	3,815,000	Commonwealth of Massachusetts 1.70% 08/01/2043(2)(4)		3,818,586
		Commonwealth of Massachusetts, GO
	155,000	5.25%, 08/01/2022		184,514
	250,000	5.25%, 09/01/2024		309,885
		Massachusetts Bay Transportation Auth
	6,110,000	0.79%, 03/01/2030(2)		6,110,000
	190,000	5.25%, 07/01/2030		245,400
	45,000	5.25%, 07/01/2031		58,355
		Massachusetts Health & Educational Facs Auth
	5,975,000	0.80%, 07/01/2027(2)		5,975,000
	165,000	5.50%, 07/01/2032		222,608
	2,170,000	Massachusetts School Building Auth 5.00% 10/15/2041		2,457,156
		Massachusetts Water Res. Auth
	2,525,000	0.81%, 11/01/2026(2)		2,525,000
	250,000	0.90%, 08/01/2037(2)		250,000
	3,900,000	University of Massachusetts 0.83% 05/01/2038(2)		3,900,000

				26,056,504

		Michigan - 0.7%
	480,000	Michigan Finance Auth 5.00% 08/01/2023		568,109
		Southgate, MI, Community School Dist GO
	255,000	5.00%, 05/01/2024		305,883
	350,000	5.00%, 05/01/2025		424,417
	320,000	State of Michigan 5.00% 03/15/2027		397,270

				1,695,679

		Minnesota - 0.1%
	255,000	University of Minnesota 5.00% 12/01/2019		278,409

		Missouri - 0.1%
	75,000	Ritenour, MO, Consolidated School Dist GO 5.00% 03/01/2018		76,785
	250,000	Saint Louis County, MO, Reorganized School Dist GO 4.00% 02/01/2019		253,915

				330,700

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Nevada - 1.5%
$	2,000,000	Clark County, NV, Department of Aviation 0.81% 07/01/2040(2)	$	2,000,000
	1,490,000	Nevada Housing Division 1.20% 02/01/2019(2)		1,490,819

				3,490,819

		New Jersey - 2.0%
	1,430,000	Garden State, NJ, Preservation Trust 5.75% 11/01/2028		1,742,298
	485,000	New Jersey Housing & Mortgage Finance Agcy. 1.35% 02/01/2020(2)		485,073
		New Jersey Transportation Trust Fund Auth
	360,000	5.00%, 06/15/2019		377,582
	100,000	5.25%, 12/15/2022		111,125
	685,000	5.50%, 12/15/2022		795,805
	1,000,000	New Jersey Turnpike Auth 5.00% 01/01/2023		1,181,240

				4,693,123

		New Mexico - 0.3%
	690,000	County of Bernalilo, NM 1.40% 03/01/2020(2)		692,146

		New York - 6.2%
	1,000,000	Housing Dev. Corp., NY 0.81% 11/01/2048(2)		1,000,000
	610,000	Metropolitan Transportation Auth, NY 5.00% 11/15/2021		706,484
		New York City, NY, Transitional Finance Auth
	4,200,000	0.82%, 02/15/2030(2)		4,200,000
	970,000	4.50%, 11/01/2019		1,045,825
	1,565,000	5.00%, 02/01/2034		1,810,799
		New York City, NY, Water & Sewer System
	1,400,000	0.80%, 06/15/2024(2)		1,400,000
	465,000	5.00%, 06/15/2027		499,489
	1,840,000	New York State Dormitory Auth Rev 5.00% 10/01/2047		2,508,398
	860,000	New York State Environmental Facs Corp. 5.00% 06/15/2026		1,086,997

				14,257,992

		North Carolina - 1.1%
	1,325,000	Charlotte, NC, Water & Sewer System Rev 0.79% 07/01/2036(2)		1,325,000
		Raleigh, NC, Combined Enterprise System Rev
	70,000	5.00%, 03/01/2020		77,107
	50,000	5.00%, 03/01/2021		56,841
	875,000	Wake County, NC, GO 5.00% 03/01/2024		1,068,585

				2,527,533

		Ohio - 4.4%
	340,000	Cincinnati, OH, City School Dist GO 5.25% 12/01/2021		396,488
	5,750,000	Franklin County, OH, Hospital Facs Rev 0.79% 11/15/2033(2)		5,750,000
		Ohio State University
	5,000	5.00%, 12/01/2021		5,797
	115,000	5.00%, 12/01/2030		146,222
	125,000	5.00%, 12/01/2031		159,857
		Ohio Turnpike & Infrastructure Commission
	2,500,000	0.00%, 02/15/2036(3)		1,242,100
	2,355,000	0.00%, 02/15/2037(3)		1,118,130
	1,680,000	0.00%, 02/15/2038(3)		761,645
	1,395,000	0.00%, 02/15/2041(3)		550,551

				10,130,790

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Oklahoma - 0.7%
$	1,615,000	Oklahoma Housing Finance Agcy. 0.85%07/01/2019(2)	$	1,613,320

		Oregon - 0.5%
	425,000	State of Oregon Department of Transportation 5.00%11/15/2026		535,806
	500,000	State of Oregon, Salem Hospital Fac. Auth 0.80%08/15/2034(2)		500,000

				1,035,806

		Pennsylvania - 2.6%
	1,260,000	Geisinger, PA, Health System Auth 5.00%02/15/2032		1,476,708
	2,040,000	Pennsylvania Convention Center Auth 6.00%09/01/2019		2,148,997
	1,895,000	Pennsylvania Housing Finance Agcy. 1.85%12/01/2019(2)		1,904,759
		Reading, PA, School Dist GO
	85,000	5.00%, 03/01/2021(4)		94,683
	50,000	5.00%, 03/01/2023(4)		57,921
	70,000	5.00%, 03/01/2024(4)		82,000
	70,000	5.00%, 03/01/2025(4)		82,639
	55,000	5.00%, 03/01/2026(4)		65,242
	50,000	5.00%, 03/01/2027(4)		59,536

				5,972,485

		Rhode Island - 1.5%
	3,050,000	Rhode Island Health & Educational Building Corp. 7.00%05/15/2039		3,377,204

		South Carolina - 1.2%
	75,000	Charleston, SC, Waterworks & Sewer System Rev 5.00%01/01/2041		84,847
	1,345,000	SCAGO, SC, Educational Facs Corp. Pickens School Dist 5.00%12/01/2025		1,616,555
	815,000	South Carolina Public Service Auth 5.00%12/01/2022		939,744

				2,641,146

		Tennessee - 0.2%
	250,000	City of Johnson City, TN, GO 4.50%06/01/2021		265,900
	255,000	Knox County, TN, Health Educational & Housing Facs Board 4.00%04/01/2019		264,178
	25,000	Lincoln County, TN, GO 5.25%04/01/2018		25,718

				555,796

		Texas - 8.1%
		Aldine, TX, Independent School Dist.
	1,715,000	5.00%, 02/15/2026		2,119,791
	815,000	5.00%, 02/15/2027		1,015,042
	2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%12/01/2047		2,739,444
	2,020,000	Burleson, TX, Independent School Dist. 5.00%02/01/2047		2,366,632
	2,785,000	Comal, TX, ISD GO 5.00%02/01/2026		3,451,896
	210,000	Dallas Area, TX, Rapid Transit 5.25%12/01/2030		269,054
	100,000	Fort Bend, TX, ISD GO 4.75%08/15/2034		103,215
		Frisco, TX, ISD GO
	125,000	5.00%, 08/15/2026		125,175
	370,000	5.00%, 08/15/2041		412,642
	330,000	Harris County, TX 5.00%08/15/2040		354,077

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	45,000	Harris County, TX, Flood Control Dist 5.00%10/01/2024	$	50,360
	100,000	Harris County, TX, GO 5.00%10/01/2018		104,760
	1,180,000	Houston, TX, Independent School Dist. 5.00%02/15/2025		1,450,491
	460,000	Lower Colorado River Auth, TX 5.00%05/15/2022		506,768
	100,000	North East, TX, ISD GO 5.25%02/01/2027		126,888
		North Texas Tollway Auth Rev
	525,000	5.00%, 01/01/2024		628,393
	845,000	6.00%, 01/01/2028		902,980
	5,000	6.10%, 01/01/2028		5,350
		University of Texas
	705,000	5.00%, 08/15/2022		832,443
	480,000	5.25%, 07/01/2028		618,624
	460,000	Washington County, TX, Housing Corp. 1.50%01/01/2020(2)		461,891

				18,645,916

		Utah - 0.2%
	415,000	Utah Housing Corp. 1.20%04/01/2018		415,245

		Virginia - 0.2%
	420,000	City of Norfolk, VA, GO 0.83%08/01/2037(2)		420,000

		Washington - 3.7%
	4,635,000	Energy Northwest Electric, WA 5.00%07/01/2027		5,817,806
	290,000	King County, WA, Sewer Rev 5.00%01/01/2039		306,463
		Washington State Housing Finance Commission
	1,815,000	1.35%, 04/01/2019		1,819,592
	460,000	1.40%, 11/01/2019		460,115

				8,403,976

		Wisconsin - 0.8%
		Wisconsin Health & Educational Facs Auth
	825,000	5.00%, 04/01/2032		965,481
	650,000	5.00%, 04/01/2033		757,120

				1,722,601

		Total Municipal Bonds (cost $182,276,741)	$	191,113,593

U.S. Government Securities - 5.5%
		U.S. Treasury Securities - 5.5%
		U.S. Treasury Notes - 5.5%
$	450,000	1.00%, 11/30/2018	$	448,295
	2,355,000	1.25%, 04/30/2019		2,351,321
	1,900,000	1.75%, 11/30/2021		1,899,331
	7,898,000	1.75%, 05/31/2022		7,870,847

				12,569,794

				12,569,794

		Total U.S. Government Securities (cost $12,553,656)	$	12,569,794

		Total Long-Term Investments (cost $213,120,982)	$	224,383,475
Short-Term Investments - 3.2%
		Other Investment Pools & Funds - 3.2%
	7,201,347	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$	7,201,347

		Total Short-Term Investments (cost $7,201,347)	$	7,201,347

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $220,322,329)^	100.9%	$	231,584,822
Other Assets & Liabilities	(0.9)%		(1,996,954)

Total Net Assets	100.0%	$	229,587,868

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	11,412,135
Unrealized Depreciation		(40,512)

Net Unrealized Appreciation	$	11,371,623

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $3,310,953, which represented 1.4% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,257,270 at July 31, 2017.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	35	09/20/2017	$4,421,412	$4,406,172	$15,240
U.S. Treasury Long Bond Future	34	09/20/2017	5,178,554	5,200,937	(22,383)

Total					$(7,143)

Total futures contracts					$(7,143)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$2,461,060	$—	$2,461,060	$—
Corporate Bonds	18,239,028	—	18,239,028	—
Municipal Bonds	191,113,593	—	191,113,593	—
U.S. Government Securities	12,569,794	—	12,569,794	—
Short-Term Investments	7,201,347	7,201,347	—	—
Futures Contracts(2)	15,240	15,240	—	—

Total	$231,600,062	$7,216,587	$224,383,475	$—

Liabilities
Futures Contracts(2)	$(22,383)	$(22,383)	$—	$—

Total	$(22,383)	$(22,383)	$—	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 89.7%
	Banks - 10.5%
36,121	Chemical Financial Corp.	$	1,740,671
5,487	First Citizens BancShares, Inc. Class A		2,019,326
89,414	First Horizon National Corp.		1,558,486
33,342	First Merchants Corp.		1,348,350
91,255	First Midwest Bancorp, Inc.		2,026,774
48,760	Heritage Financial Corp.		1,326,272
45,539	Kearny Financial Corp.		664,869
17,838	Lakeland Financial Corp.		820,548
17,755	Simmons First National Corp. Class A		968,535
54,030	United Community Banks, Inc.		1,499,873
41,607	Univest Corp. of Pennsylvania		1,269,014
25,923	Westamerica Bancorp		1,418,507
47,201	Western Alliance Bancorp*		2,377,986

			19,039,211

	Capital Goods - 10.9%
33,229	DigitalGlobe, Inc.*		1,159,692
14,077	Dycom Industries, Inc.*		1,275,376
20,061	ESCO Technologies, Inc.		1,237,764
22,834	Fortune Brands Home & Security, Inc.		1,499,509
53,073	Franklin Electric Co., Inc.		2,144,149
59,599	Generac Holdings, Inc.*		2,143,776
38,417	Hexcel Corp.		1,965,798
14,694	IDEX Corp.		1,712,439
68,466	Kornit Digital Ltd.*		1,417,246
18,515	MSC Industrial Direct Co., Inc. Class A		1,318,453
6,848	Proto Labs, Inc.*		506,067
29,061	REV Group, Inc.		777,382
24,840	Simpson Manufacturing Co., Inc.		1,100,164
11,042	Valmont Industries, Inc.		1,686,113

			19,943,928

	Commercial & Professional Services - 2.9%
55,849	Advanced Disposal Services, Inc.*		1,350,429
13,356	Exponent, Inc.		870,811
61,764	Knoll, Inc.		1,195,751
10,226	Matthews International Corp. Class A		670,314
22,630	On Assignment, Inc.*		1,114,528

			5,201,833

	Consumer Durables & Apparel - 4.8%
29,132	Brunswick Corp.		1,649,163
14,683	Cavco Industries, Inc.*		1,914,663
14,929	Helen of Troy Ltd.*		1,504,097
28,209	Oxford Industries, Inc.		1,780,834
48,021	Steven Madden Ltd.*		1,968,861

			8,817,618

	Consumer Services - 5.5%
34,416	Cheesecake Factory, Inc.		1,637,513
3,168	Churchill Downs, Inc.		592,575
2,753	Graham Holdings Co. Class B		1,630,877
39,295	ILG, Inc.		1,041,711
12,474	Jack in the Box, Inc.		1,157,088
70,170	Red Rock Resorts, Inc. Class A		1,677,063
50,373	ServiceMaster Global Holdings, Inc.*		2,214,397

			9,951,224

	Diversified Financials - 2.3%
78,427	Compass Diversified Holdings		1,372,473
61,200	Donnelley Financial Solutions, Inc.*		1,419,840
68,124	Golub Capital BDC, Inc.		1,332,505

			4,124,818

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Energy - 3.3%
41,609	Centennial Resource Development, Inc. Class A*	$	698,199
114,639	ProPetro Holding Corp.*		1,490,307
37,447	RSP Permian, Inc.*		1,286,679
59,098	Solaris Oilfield Infrastructure, Inc. Class A*		771,229
137,105	SRC Energy, Inc.*		1,166,764
19,631	World Fuel Services Corp.		634,866

			6,048,044

	Food & Staples Retailing - 0.9%
59,648	Performance Food Group Co.*		1,717,862

	Food, Beverage & Tobacco - 2.1%
88,797	Darling Ingredients, Inc.*		1,444,727
60,565	Dean Foods Co.		908,475
31,318	Hain Celestial Group, Inc.*		1,400,228

			3,753,430

	Health Care Equipment & Services - 3.3%
3,595	Cooper Cos., Inc.		876,713
9,065	Envision Healthcare Corp.*		511,538
51,558	K2M Group Holdings, Inc.*		1,254,406
6,769	LifePoint Health, Inc.*		402,078
5,487	Masimo Corp.*		519,070
23,471	Patterson Cos., Inc.		979,210
36,586	Sientra, Inc.*		376,104
26,061	Teladoc, Inc.*		854,801
3,471	West Pharmaceutical Services, Inc.		307,878

			6,081,798

	Insurance - 4.9%
30,353	AMERISAFE, Inc.		1,752,886
31,367	Brown & Brown, Inc.		1,398,968
113,475	National General Holdings Corp.		2,406,805
26,591	ProAssurance Corp.		1,643,324
11,732	Reinsurance Group of America, Inc.		1,644,826

			8,846,809

	Materials - 3.2%
49,257	Ardagh Group S.A.		1,105,327
22,942	Ashland Global Holdings, Inc.		1,490,541
6,538	Balchem Corp.		507,349
5,039	Compass Minerals International, Inc.		347,943
40,116	Pretium Resources, Inc.*		385,515
29,124	Steel Dynamics, Inc.		1,031,281
45,230	Valvoline, Inc.		1,025,364

			5,893,320

	Media - 2.1%
46,003	AMC Entertainment Holdings, Inc. Class A		938,461
57,588	Hemisphere Media Group, Inc.*		719,850
107,744	MDC Partners, Inc. Class A		1,066,665
62,186	WideOpenWest, Inc.*		1,063,381

			3,788,357

	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
12,400	Akorn, Inc.*		416,888
41,683	Alder Biopharmaceuticals, Inc.*		448,092
15,508	Bio-Techne Corp.		1,797,532
85,454	Catalent, Inc.*		2,965,254
48,827	Flexion Therapeutics, Inc.*		1,113,256
24,624	INC Research Holdings, Inc. Class A*		1,354,320
51,906	Otonomy, Inc.*		975,833
16,440	Pacira Pharmaceuticals, Inc.*		649,380
11,916	PAREXEL International Corp.*		1,042,888
42,949	Patheon N.V.*		1,501,497
7,321	Puma Biotechnology, Inc.*		695,861
27,859	Repligen Corp.*		1,121,882

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

70,061	VWR Corp.*	$	2,312,013

			16,394,696

	Real Estate - 5.2%
38,867	Douglas Emmett, Inc. REIT		1,487,051
15,182	Equity LifeStyle Properties, Inc. REIT		1,325,389
47,154	Gramercy Property Trust REIT		1,424,994
14,373	HFF, Inc. Class A REIT		527,776
77,081	Kennedy-Wilson Holdings, Inc. REIT		1,549,328
8,358	Mid-America Apartment Communities, Inc. REIT		865,304
65,437	Terreno Realty Corp. REIT		2,265,429

			9,445,271

	Retailing - 0.3%
17,895	Caleres, Inc.		488,176

	Semiconductors & Semiconductor Equipment - 4.3%
72,777	Entegris, Inc.*		1,899,480
48,056	Integrated Device Technology, Inc.*		1,256,184
23,137	MACOM Technology Solutions Holdings, Inc.*		1,400,945
150,103	ON Semiconductor Corp.*		2,244,040
31,407	Versum Materials, Inc.		1,107,411

			7,908,060

	Software & Services - 6.1%
20,449	Cadence Design Systems, Inc.*		754,568
48,957	CoreLogic, Inc.*		2,229,991
22,318	CSG Systems International, Inc.		922,849
14,178	EPAM Systems, Inc.*		1,218,315
15,642	Fortinet, Inc.*		577,346
24,770	Leidos Holdings, Inc.		1,323,709
65,179	Match Group, Inc.*		1,189,517
23,703	PTC, Inc.*		1,308,169
11,515	Verint Systems, Inc.*		456,570
36,273	Yelp, Inc.*		1,179,961

			11,160,995

	Technology Hardware & Equipment - 2.9%
20,637	Acacia Communications, Inc.*		903,282
68,728	Ciena Corp.*		1,769,746
42,306	Fabrinet*		1,904,193
9,189	OSI Systems, Inc.*		734,844

			5,312,065

	Transportation - 2.3%
18,078	Allegiant Travel Co.		2,336,581
26,200	Ryder System, Inc.		1,906,312

			4,242,893

	Utilities - 2.9%
24,499	IDACORP, Inc.		2,115,734
23,133	Portland General Electric Co.		1,033,814
10,606	SJW Corp.		560,739
24,830	Vectren Corp.		1,492,531

			5,202,818

	Total Common Stocks (cost $126,559,993)	$	163,363,226

Exchange Traded Funds - 2.2%
	Other Investment Pools & Funds - 2.2%
28,032	iShares Russell 2000 ETF	$	3,966,808

	Total Exchange Traded Funds (cost $3,882,562)	$	3,966,808

	Total Long-Term Investments (cost $130,442,555)	$	167,330,034

Short-Term Investments - 8.2%
	Other Investment Pools & Funds - 8.2%
14,960,515	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$	14,960,515

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Short-Term Investments (cost $14,960,515)		$	14,960,515

Total Investments (cost $145,403,070)^	100.1%	$	182,290,549
Other Assets and Liabilities	(0.1)%		(181,944)

Total Net Assets	100.0%	$	182,108,605

  Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	38,398,178
Unrealized Depreciation		(1,510,699)

Net Unrealized Appreciation	$	36,887,479

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$19,039,211	$19,039,211	$—	$—
Capital Goods	19,943,928	19,943,928	—	—
Commercial & Professional Services	5,201,833	5,201,833	—	—
Consumer Durables & Apparel	8,817,618	8,817,618	—	—
Consumer Services	9,951,224	9,951,224	—	—
Diversified Financials	4,124,818	4,124,818	—	—
Energy	6,048,044	6,048,044	—	—
Food & Staples Retailing	1,717,862	1,717,862	—	—
Food, Beverage & Tobacco	3,753,430	3,753,430	—	—
Health Care Equipment & Services	6,081,798	6,081,798	—	—
Insurance	8,846,809	8,846,809	—	—
Materials	5,893,320	5,893,320	—	—
Media	3,788,357	3,788,357	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,394,696	16,394,696	—	—
Real Estate	9,445,271	9,445,271	—	—
Retailing	488,176	488,176	—	—
Semiconductors & Semiconductor Equipment	7,908,060	7,908,060	—	—
Software & Services	11,160,995	11,160,995	—	—
Technology Hardware & Equipment	5,312,065	5,312,065	—	—
Transportation	4,242,893	4,242,893	—	—
Utilities	5,202,818	5,202,818	—	—
Exchange Traded Funds	3,966,808	3,966,808	—	—
Short-Term Investments	14,960,515	14,960,515	—	—

Total	$182,290,549	$182,290,549	$—	$—

  (1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 90.0%
	Automobiles & Components - 1.2%
180,852	BorgWarner, Inc.	$	8,453,022

	Banks - 8.5%
144,023	Chemical Financial Corp.		6,940,468
134,928	Commerce Bancshares, Inc.		7,831,221
56,059	East West Bancorp, Inc.		3,194,242
97,300	FCB Financial Holdings, Inc. Class A*		4,587,695
419,207	First Horizon National Corp.		7,306,778
48,863	First Republic Bank		4,902,425
192,200	United Community Banks, Inc.		5,335,472
76,180	Webster Financial Corp.		3,956,028
47,632	Westamerica Bancorp		2,606,423
192,206	Western Alliance Bancorp*		9,683,338
100,363	Zions Bancorp		4,548,451

			60,892,541

	Capital Goods - 11.9%
92,579	AGCO Corp.		6,678,649
269,952	Allison Transmission Holdings, Inc.		10,204,186
76,233	Carlisle Cos., Inc.		7,439,579
170,636	DigitalGlobe, Inc.*		5,955,196
36,138	Dycom Industries, Inc.*		3,274,103
88,121	Fortune Brands Home & Security, Inc.		5,786,906
160,482	Hexcel Corp.		8,211,864
82,263	IDEX Corp.		9,586,930
49,823	Lennox International, Inc.		8,519,733
82,664	MSC Industrial Direct Co., Inc. Class A		5,886,503
66,262	Owens Corning		4,442,867
34,432	Snap-on, Inc.		5,309,414
27,953	Valmont Industries, Inc.		4,268,423

			85,564,353

	Commercial & Professional Services - 4.9%
290,484	KAR Auction Services, Inc.		12,211,947
147,800	Rollins, Inc.		6,415,998
131,319	Stericycle, Inc.*		10,122,069
31,272	Verisk Analytics, Inc. Class A*		2,728,795
63,742	Waste Connections, Inc.		4,141,955

			35,620,764

	Consumer Durables & Apparel - 2.5%
100,639	Brunswick Corp.		5,697,174
105,944	PVH Corp.		12,638,060

			18,335,234

	Consumer Services - 3.9%
380,512	Aramark		15,167,208
9,874	Graham Holdings Co. Class B		5,849,358
12,837	Jack in the Box, Inc.		1,190,760
133,910	ServiceMaster Global Holdings, Inc.*		5,886,684

			28,094,010

	Diversified Financials - 2.2%
31,580	Affiliated Managers Group, Inc.		5,868,511
208,866	Ares Capital Corp.		3,423,314
80,954	Raymond James Financial, Inc.		6,734,563

			16,026,388

	Energy - 3.0%
36,825	Core Laboratories N.V.		3,702,017
355,847	Gulfport Energy Corp.*		4,490,789
83,676	Helmerich & Payne, Inc.		4,235,679
5,223	Matador Resources Co.*		126,710
126,099	Newfield Exploration Co.*		3,622,824
45,604	PDC Energy, Inc.*		2,150,685

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

155,801	RPC, Inc.	$	3,226,639

			21,555,343

	Food & Staples Retailing - 0.9%
221,417	Performance Food Group Co.*		6,376,810

	Food, Beverage & Tobacco - 0.8%
131,067	Hain Celestial Group, Inc.*		5,860,006

	Health Care Equipment & Services - 6.3%
87,378	Acadia Healthcare Co., Inc.*		4,624,918
35,673	Cooper Cos., Inc.		8,699,575
165,682	DENTSPLY SIRONA, Inc.		10,277,254
35,915	Envision Healthcare Corp.*		2,026,683
40,351	Henry Schein, Inc.*		7,352,356
74,120	K2M Group Holdings, Inc.*		1,803,340
15,713	Masimo Corp.*		1,486,450
52,209	Universal Health Services, Inc. Class B		5,786,323
41,425	West Pharmaceutical Services, Inc.		3,674,397

			45,731,296

	Household & Personal Products - 1.4%
86,327	Spectrum Brands Holdings, Inc.		9,965,589

	Insurance - 5.3%
150,504	Arthur J Gallagher & Co.		8,848,130
126,782	Brown & Brown, Inc.		5,654,477
105,326	ProAssurance Corp.		6,509,147
76,497	Reinsurance Group of America, Inc.		10,724,880
78,769	Torchmark Corp.		6,220,388

			37,957,022

	Materials - 3.6%
100,382	Ashland Global Holdings, Inc.		6,521,818
20,104	Packaging Corp. of America		2,200,986
55,075	Reliance Steel & Aluminum Co.		3,985,227
200,882	Sealed Air Corp.		8,740,376
185,852	Valvoline, Inc.		4,213,265

			25,661,672

	Media - 1.3%
174,642	AMC Entertainment Holdings, Inc. Class A		3,562,697
3,216	Cable One, Inc.		2,443,839
230,933	TEGNA, Inc.		3,424,736

			9,431,272

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
66,276	Akorn, Inc.*		2,228,199
366,707	Catalent, Inc.*		12,724,733
72,488	Pacira Pharmaceuticals, Inc.*		2,863,276
30,541	PAREXEL International Corp.*		2,672,948
93,442	PerkinElmer, Inc.		6,151,287
18,738	Puma Biotechnology, Inc.*		1,781,047
204,637	VWR Corp.*		6,753,021

			35,174,511

	Real Estate - 5.4%
30,678	Alexandria Real Estate Equities, Inc. REIT		3,719,707
86,210	Douglas Emmett, Inc. REIT		3,298,395
83,753	Equity LifeStyle Properties, Inc. REIT		7,311,637
114,358	Gramercy Property Trust REIT		3,455,899
98,515	Lamar Advertising Co. Class A, REIT		6,952,203
59,374	Mid-America Apartment Communities, Inc. REIT		6,146,990
60,838	SBA Communications Corp. REIT*		8,368,267

			39,253,098

	Retailing - 3.3%
137,089	Advance Auto Parts, Inc.		15,355,339
68,365	Liberty Ventures Series A*		4,141,552

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

83,104	Nordstrom, Inc.	$	4,036,361

			23,533,252

	Semiconductors & Semiconductor Equipment - 2.3%
162,664	Integrated Device Technology, Inc.*		4,252,037
41,983	Microchip Technology, Inc.		3,360,319
597,104	ON Semiconductor Corp.*		8,926,705

			16,539,061

	Software & Services - 9.2%
90,132	Cadence Design Systems, Inc.*		3,325,871
197,646	CoreLogic, Inc.*		9,002,775
53,123	Gartner, Inc. Class A*		6,816,743
169,974	Genpact Ltd.		4,929,246
163,221	Leidos Holdings, Inc.		8,722,530
244,747	Match Group, Inc.*		4,466,633
94,313	PTC, Inc.*		5,205,134
207,403	Sabre Corp.		4,589,828
64,038	Synopsys, Inc.*		4,903,390
102,663	Vantiv, Inc. Class A*		6,524,234
76,704	VeriSign, Inc.*		7,760,144

			66,246,528

	Technology Hardware & Equipment - 1.7%
81,986	Arrow Electronics, Inc.*		6,664,642
228,034	Ciena Corp.*		5,871,875

			12,536,517

	Transportation - 2.2%
85,310	Kirby Corp.*		5,195,379
91,879	Ryder System, Inc.		6,685,116
102,896	Spirit Airlines, Inc.*		3,997,510

			15,878,005

	Utilities - 3.3%
136,168	Alliant Energy Corp.		5,518,889
57,348	IDACORP, Inc.		4,952,573
163,914	NiSource, Inc.		4,271,599
71,314	Vectren Corp.		4,286,684
87,773	Westar Energy, Inc.		4,454,480

			23,484,225

	Total Common Stocks (cost $591,465,055)	$	648,170,519

Exchange Traded Funds - 2.2%
	Other Investment Pools & Funds - 2.2%
36,855	iShares Russell 2000 ETF	$	5,215,351
54,166	iShares Russell Mid-Cap ETF		10,519,579

			15,734,930

	Total Exchange Traded Funds (cost $14,768,177)	$	15,734,930

	Total Long-Term Investments (cost $606,233,232)	$	663,905,449

Short-Term Investments - 9.2%
	Other Investment Pools & Funds - 9.2%
66,013,987	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$	66,013,987

	Total Short-Term Investments (cost $66,013,987)	$	66,013,987

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $672,247,219)^	101.4%	$	729,919,436
Other Assets and Liabilities	(1.4)%		(10,298,453)

Total Net Assets	100.0%	$	719,620,983

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	73,367,443
Unrealized Depreciation		(15,695,226)

Net Unrealized Appreciation	$	57,672,217

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,453,022	$8,453,022	$—	$—
Banks	60,892,541	60,892,541	—	—
Capital Goods	85,564,353	85,564,353	—	—
Commercial & Professional Services	35,620,764	35,620,764	—	—
Consumer Durables & Apparel	18,335,234	18,335,234	—	—
Consumer Services	28,094,010	28,094,010	—	—
Diversified Financials	16,026,388	16,026,388	—	—
Energy	21,555,343	21,555,343	—	—
Food & Staples Retailing	6,376,810	6,376,810	—	—
Food, Beverage & Tobacco	5,860,006	5,860,006	—	—
Health Care Equipment & Services	45,731,296	45,731,296	—	—
Household & Personal Products	9,965,589	9,965,589	—	—
Insurance	37,957,022	37,957,022	—	—
Materials	25,661,672	25,661,672	—	—
Media	9,431,272	9,431,272	—	—
Pharmaceuticals, Biotechnology & Life Sciences	35,174,511	35,174,511	—	—
Real Estate	39,253,098	39,253,098	—	—
Retailing	23,533,252	23,533,252	—	—
Semiconductors & Semiconductor Equipment	16,539,061	16,539,061	—	—
Software & Services	66,246,528	66,246,528	—	—
Technology Hardware & Equipment	12,536,517	12,536,517	—	—
Transportation	15,878,005	15,878,005	—	—
Utilities	23,484,225	23,484,225	—	—
Exchange Traded Funds	15,734,930	15,734,930	—	—
Short-Term Investments	66,013,987	66,013,987	—	—

Total	$729,919,436	$729,919,436	$—	$—

  (1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: October 2, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 2, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 2, 2017	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller